As filed with the U.S. Securities and Exchange Commission on May 2, 2008

File No. 333-111986 File No. 811-21475

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. _____	☐

Post-Effective Amendment No. 16	☒

And/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 16	☒

TAMARACK FUNDS TRUST (Exact Name of Registrant as Specified in Charter)

100 South Fifth Street, Suite 2300 Minneapolis, MN 55402 (Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (612) 371-7611

Lee Greenhalgh, Esq. RBC Plaza 60 South Sixth Street Minneapolis, MN 55402 (612) 313-1341 (Name and Address of Agent for Service)

with a copy to:

Jon S. Rand, Esquire Dechert LLP 30 Rockefeller Plaza New York, NY 10112-2200 (212) 698-3634

It is proposed that the filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on May 2, 2008 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☒	on July 16, 2008 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[GRAPHIC]

ACCESS CAPITAL COMMUNITY INVESTMENT FUND PROSPECTUS

July __, 2008

Class I

Investment Advisor:
Voyageur Asset Management Inc.
100 South Fifth Street, Suite 2300
Minneapolis, Minnesota 55402-1240

Questions?
Call 1-800-422-2766 or your investment representative.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Access Capital Community Investment Fund shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Risk/Return Summary and Fund Expenses

This prospectus describes the Access Capital Community Investment Fund (the “Fund”) offered by the Tamarack Funds Trust. Carefully review this important section, which summarizes the Fund’s investments, risks, past performance, and fees.

Investment Objective, Principal Investment Strategies Risk Factors and Performance Information Fees and Expenses

Additional Information

Designated Target Regions
Community Investments

Fund Management

Review this section for details on the people and organizations who oversee the Fund. The Fund is managed by Voyageur Asset Management Inc. (“Voyageur” or the “Advisor”).	Investment Advisor Portfolio Manager[s] Other Service Providers Payments by Service Providers

Shareholder Information

Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.

Pricing of Fund Shares
Purchasing and Adding to Your Shares
Selling Your Shares
Additional Information About Purchasing and Selling Shares
Market Timing and Excessive Trading
Disclosure of Portfolio Holdings
Dividends, Distributions and Taxes
Organizational Structure

Financial Highlights

Privacy Policy

Back Cover

Where to Learn More About the Fund

Risk/Return Summary and Fund Expenses

Investment Objective. To invest in geographically specific debt securities located in portions of the United States designated by Fund shareholders.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing primarily in debt securities and other debt instruments supporting the affordable housing industry in areas of the United States designated by Fund shareholders. The Fund defines instruments supporting the “affordable housing industry” to include government-guaranteed loans, asset-backed securities, particularly mortgage-backed securities, small business loans, taxable municipal securities, and other instruments supporting affordable housing and economic development, and serving low- and moderate- income (“LMI”) individuals and communities. These investments may involve private placement transactions and may include variable rate instruments. The Fund may borrow money from and issue debts securities to banks, insurance companies and other lenders to obtain additional funds to make investments.

Community Investments. At the time of their investment, investors meeting certain investment levels may elect to have their investment amount invested in particular areas of the United States as their preferred geographic focus or Designated Target Region. If, after six months, the Advisor is unable to make appropriate investments in a shareholder’s Designated Target Region, the shareholder will have the option to redefine its Designated Target Region. Each shareholder’s returns will be based on the investment performance of the Fund’s blended, overall portfolio of investments, not just on the performance of the assets in the Designated Target Region(s) selected by that shareholder.

The Fund expects that all of its investments will be considered eligible for regulatory credit under the Community Reinvestment Act of 1977 (“CRA”) and that shares of the Fund will be eligible for regulatory credit under the CRA. The Fund intends to invest solely in qualified investments in Designated Target Regions. In most cases, “qualified investments” are required to be responsive to the community development needs of a financial institution’s delineated CRA assessment area or a broader statewide or regional area that includes the institution’s assessment area. For an institution to receive CRA credit with respect to the Fund’s shares, the Fund must hold CRA qualifying investments that relate to the institution’s assessment area.

Investment Program. The Fund is designed for investors seeking a competitive return on investment from a high credit quality fixed income fund that supports underlying community development activities in distinct parts of the United States. Not all of the investors in the Fund are subject to CRA requirements, but may be investors seeking a fixed income investment with high credit quality to assist in their asset allocation program. Investors may also be seeking to make investments in underserved communities or fulfilling other socially responsible investment objectives. Those investors that are not subject to CRA requirements do not receive CRA credit for their investments.

Investments in which the Fund may invest include, but are not limited to, 15- and 30- year fixed rate one- to four-family mortgage backed securities, adjustable rate one- to four- family mortgage backed securities, multifamily mortgage backed securities, securitized adjustable rate small business loans, fixed rate small business loans, taxable municipal securities, securitized student loans and structured investments.

Concentration in the Affordable Housing Industry. Under the prevailing definition of the phrase “industry concentration,” the Fund will be concentrated in the affordable housing industry. This means that the Fund will invest at least 25% of its total assets in the affordable housing industry. The Fund may, however, invest up to 100% of its total assets in the affordable housing industry.

As a result of its concentration in the affordable housing industry, the Fund will invest a significant amount of its assets in securities issued by Government National Mortgage Association (“Ginnie Mae”) and government sponsored enterprises (“GSEs”), such as the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Housing Administration (“FHA”) project loans, and tax-exempt debt issued by state housing finance authorities (“HFAs”) to finance their work in affordable housing.

Ginnie Mae securities are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government. FHA project loans are mortgage loans insured by the FHA and backed by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government.

Credit Quality. The Fund will only invest in securities (i) having a rating (or credit enhancement by one or more entities having a rating) in the highest category assigned by a nationally recognized statistical rating organization (e.g., at least “Aaa” from Moody’s or “AAA” from Standard & Poor’s; (ii) be deemed by the Advisor to be of comparable quality to securities so rated even though such securities are unrated; or (iii) issued or guaranteed by the U.S. government, government agencies, or government sponsored enterprises (“GSEs”). These credit quality guidelines apply to securities at the time of purchase. Subsequent changes in credit quality, including downgrades due to changes in status of credit enhancers, will not require automatic action by the Fund.

Principal Risks

Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, include: market risk, active management risk, issuer/credit risk, interest rate risk, prepayment risk, derivatives risk, leverage risk, liquidity risk, concentration risk, coordination of investments risk, and qualification for CRA credit risk. These risks are discussed below.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could under perform other mutual funds with similar investment objectives.

Call Risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

Concentration Risk. The Fund’s investments are expected to be closely tied to the affordable housing industry. As a result, its performance may be more volatile than the performance of a fund that does not concentrate its investments in a particular economic industry or sector.

Coordination of Investments Risk. Many of the fixed-income private placement debt securities purchased as Fund investments will be uniquely structured to achieve the financial and economic objectives of the Fund. The Advisor will often play a significant role in the structuring of Fund investments. The development of such securities will often require the Advisor to cooperate with a variety of organizations, including but not limited to financial institutions, foundations, state agencies, community groups, national credit enhancers, and other government entities. A lack of interest of other entities in developing investments could adversely affect the realization of the economic and financial objectives of the Fund. The success of developing credit enhancement for Fund investments will depend, in large part, on the availability of funds these organizations have for such activity and/or the amount of payment they expect to receive for their credit guarantees. A limited or dwindling supply of funds available for credit enhancement on Fund investments may adversely affect full realization of the Fund’s investment objective. Regulatory or statutory changes may affect the willingness or ability of housing related entities to work in the affordable housing private placement area.

Derivatives Risk. The use of derivatives, which at times is an important part of the Fund’s investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Fund to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Interest Rate Risk. The values of some or all of the Fund’s investments may change in response to movements in interest rates. If interest rates rise, the values of debt securities will generally fall and vice versa. In general, the longer the average maturity or duration of the Fund’s investment portfolio, the greater the sensitivity to changes in interest rates. Maturities for securities held by the Fund will vary by type of investment. For example, mortgage backed securities will typically have maturities up to thirty years while securitized small business loan transactions may have maturities of up to ten years.

Issuer/Credit Risk. Issuer/Credit risk is the risk that the issuers of debt securities held by the Fund will not make payments on the securities or the counterparty to a contract will default on its obligation. There can be no assurance of the continued availability of support from GSEs, HFAs, or other credit enhancers for Fund investments. Changes in credit ratings of GSEs, HFAs, or private credit enhancers may constrain their value to the Fund as potential sources of credit enhancement.

Leverage Risk. Leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk. The Fund also expects to be required to pledge portfolio assets as collateral for its borrowings. If the Fund is unable to service the borrowings, the Fund may risk the loss of such pledged assets. Lenders also may require that the Fund agree to loan covenants that could restrict its investment flexibility in the future, and loan agreements may provide for acceleration of the maturity of the indebtedness if certain financial tests are not met. The Fund may be required to dispose of or seek prepayment of assets at a time it would otherwise not do so to repay indebtedness in a timely fashion.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for any particular illiquid security at any particular time. It may be difficult or impossible to sell illiquid securities at desirable prices due to lack of marketability.

Market Risk. One or more markets in which the Fund invests may go down in value and the Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Because the Fund is “non-diversified” and therefore may invest a greater percentage of its assets in the securities of a particular issuer than “diversified” mutual funds, its performance may be more volatile than diversified funds.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Principal and interest payments on such securities depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

Qualification for CRA Credit Risk. For an institution to receive CRA credit with respect to Fund shares, the Fund must hold CRA qualifying investments that relate to the institution’s delineated CRA assessment area.The Fund expects that all investments made by the Fund will be considered eligible for regulatory credit under the CRA. There is no guarantee, however, that an investor will receive CRA credit for its investment in the Fund. For example, a state banking regulator may not consider the Fund eligible for regulatory credit. If CRA credit is not given, there is a risk that an investor may not fulfill its CRA requirements.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Access Capital Community Investment Fund by showing its performance from year to year and its average annual total returns (before and after taxes) for prior periods as compared to a broad-based securities index. The [    ] Index is an unmanaged index that [    ]. The index reflects no deductions for fees, expenses or taxes. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The returns in the bar chart and performance table assume reinvestment of dividends and distributions.

Performance Bar Chart1
Class I Year-by-Year Total Returns as of 12/31
(Results in the bar chart do not reflect taxes.)

2.08%		1.42%	11.64%	7.28%	8.40%	2.40%	4.52%	1.98%	4.71%	5.60%
1998	[2]	1999	2000	2001	2002	2003	2004	2005	2006	2007

[GRAPHIC]

Best quarter:
2001	Q3	4.97%
Worst quarter:
2004	Q2	(1.68)%

The year-to date total return as of March 31, 2008 was 1.19%.

Performance Table1

The investment results in the table below show Class I returns before and after taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.

Average Annual Total Returns (for the periods ended March 31, 2008)

	Past Year	Past 5 Years	Since Inception[2]
Class I Before Taxes	5.21%	3.83%	5.21%
Class I After Taxes on Distributions
Class I After Taxes on Distributions and Sale of Shares
[ ] Index

[1] The Fund commenced operations on [    ]. The performance in the bar chart and table reflects the performance of Access Capital Strategies Community Investment Fund, Inc. (the “Access Fund”), the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until [    ], the predecessor fund operated as a continuously

offered closed-end interval management company. If the predecessor fund had been operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

[2] Performance returns for this time period is based on an inception date as of July 1, 1998.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load)
(as a % of offering or sales price, whichever is less)	None
Redemption Fee	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees[1]	0.61%
Interest Expense[2]	1.14%
Distribution (12b-1) Fees	None
Other Expenses[3]	0.12%

Total Annual Fund Operating Expenses[4]	1.87%

1) The Fund pays the Advisor an advisory fee at the annual rate of 0.50% of the Fund’s average monthly gross assets less accrued liabilities, other than indebtedness for borrowing. As of November 30, 2007, the use of leverage increased this ratio to 0.61% of the Fund’s average monthly gross assets less accrued liabilities, including indebtedness for borrowing. If the Fund did not use leverage, the annual Management Fees ratio would have been 0.50%.

2) For the semi-annual period ending November 30, 2007, the Fund employed leverage by borrowing in an amount equal to approximately 18% of the Fund’s total assets (including the amount obtained from leverage). It is the Fund’s policy to borrow money only in amounts up to 25% of its total assets.

3) Other Expenses are estimated annualized expenses taking into account the conversion to service providers currently used by the Tamarack Funds. Actual post-conversion expenses may vary from these estimates.

4) The Advisor has agreed to waive or limit fees through January 31, 2010, to maintain Other Expenses, which does not include Interest Expense or Management Fees, at 0.20% of the Fund’s average monthly gross assets less accrued liabilities, other than indebtedness for borrowing. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Advisor, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective prospectus.

Example: These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume:

•	a $10,000 investment

•	5% annual return and reinvestment of dividends and distributions

•	the Fund’s operating expense levels remain the same from year to year

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year After Purchase	$__
Three Years After Purchase	$__
Five Years After Purchase	$__
Ten Years After Purchase	$__

Additional Information

Designated Target Regions

At the time of their investment, investors meeting certain investment levels may elect to have their investment amounts invested in particular areas of the United States as their preferred geographic focus or Designated Target Region. Regulated financial institutions make a Designated Target Region election for their investment for purposes of seeking CRA credit. Others may do so to target their investments to their community or jurisdiction. Investors who purchase under $500,000 are not eligible to select a Designated Target Region. Investors who purchase between $500,000 and $999,999 may elect to allocate their investment to a Designated Target Region at a single state or multiple state level. Investors who purchase over $1 million may elect to allocate their investment to a Designated Target Region in a single or multiple state, Metropolitan Statistical Area, county, or city. In determining whether an investor is eligible to elect to allocate a particular investment to a Designated Target Region, that investment will be aggregated with the investor’s existing account value. Investors who do not select or are ineligible to select a Designated Target Region will be assigned to any geography within the United States determined by the Advisor. If eligible, an investor may elect a Designated Target Region by completing the appropriate section of the account application.

Each investor will be a shareholder of the Fund, not just of the investments in its Designated Target Region(s). The financial returns on a shareholder’s investment will be determined by that shareholder account’s proportionate share of the total assets in the Fund’s blended, overall portfolio, not just by the performance of the assets in the Designated Target Region(s) selected by that shareholder.

Community Investments

Community Reinvestment Act of 1977. The CRA requires the four federal bank supervisory agencies, the Federal Reserve Board (“FRB”), the Office of the Comptroller of the Currency (“OCC”), the Federal Deposit Insurance Corporation (“FDIC”), and the Office of Thrift Supervision (“OTS”), to encourage the institutions they regulate to help meet the credit needs of their local communities, including LMI neighborhoods. Each agency has promulgated rules for evaluating and rating an institution’s CRA performance which, as the following summary indicates, vary according to an institution’s asset size. An institution’s CRA performance can also be adversely affected by evidence of discriminatory credit practices regardless of its asset size.

CRA Qualified Investments. A predecessor of the Fund received an interpretative letter from the Federal Financial Institutions Examination Council (“FFIEC”) stating that it was considered eligible for regulatory credit under the CRA. Throughout the period that the predecessor fund operated as a business development company, investments in the fund were considered qualified investments under the CRA. The Fund expects that, as a registered investment company, it will continue to be considered eligible, but there is no guarantee that future changes to the CRA or future interpretations by the FFIEC will not affect the continuing eligibility of the Fund’s investments. So that the Fund itself may be considered a qualified investment, the Fund will seek to invest only in investments that meet the prevailing community investing standards put forth by U.S. regulatory agencies.

In most cases, “qualified investments,” as defined by the CRA, are required to be responsive to the community development needs of a financial institution’s delineated CRA assessment area or a broader statewide or regional area that includes the institution’s assessment area. For an institution to receive CRA credit with respect to the Fund’s shares, the Fund must hold CRA qualifying investments that relate to the institution’s assessment area.

As defined in the CRA, qualified investments are any lawful investments, deposits, membership shares or grants that have as their primary purpose community development. The term “community development” is defined in the CRA as: (1) affordable housing (including multifamily rental housing) for LMI individuals; (2) community services targeted to LMI individuals; (3) activities that promote economic development by financing businesses or farms that meet the size eligibility standards of applicable requirements or have gross annual revenues of $1 million or less; or (4) activities that revitalize or stabilize LMI geographies, designated disaster areas; or distressed or underserved non-metropolitan middle-income geographies designated by the federal banking regulators.

Investments are not typically designated as qualifying investments at the time of issuance by any governmental agency. Accordingly, the Advisor must evaluate whether each potential investment may be qualifying investments with respect to a specific shareholder. The final determinations that securities are qualifying investments are made by the federal and, where applicable, state bank supervisory agencies during their periodic examinations of financial institutions. There is no assurance that the agencies will concur with the Advisor’s determinations.

In determining whether a particular investment is qualified, the Advisor will assess whether the investment has as its primary purpose community development. The Advisor will consider whether the investment: (1) provides affordable housing for LMI individuals; (2) provides community services targeted to LMI individuals; (3) funds activities that (a) finance businesses or farms that meet the size eligibility standards of the Small Business Administration’s Development Company or Small Business Investment Company programs or have annual revenues of $1 million or less and (b) promote economic development; or (4) funds activities that revitalize or stabilize LMI areas. For institutions whose primary regulator is the FRB, OCC or FDIC, the Advisor may also consider whether an investment revitalizes or stabilizes a designated disaster area or an area designated by those agencies as a distressed or underserved non-metropolitan middle-income area.

An activity may be deemed to promote economic development if it supports permanent job creation, retention, and/or improvement for persons who are currently LMI, or supports permanent job creation, retention, and/or improvement in LMI areas targeted for redevelopment by federal, state, local or tribal governments. Activities that revitalize or stabilize an LMI geography are activities that help attract and retain businesses and residents. The Advisor maintains documentation, readily available to a financial institution or an examiner, supporting its determination that a security is a qualifying investment for CRA purposes.

There may be a time lag between a purchase of Fund shares by an investor and the Fund’s acquisition of a significant volume of investments in a particular geographic area. The length of time will depend upon the depth of the market for CRA qualified investments in the relevant areas. In some cases, the Advisor expects that CRA qualified investments will be immediately available. In others, it may take weeks or months to acquire a significant volume of CRA qualified investments in a particular area. The Advisor believes that investments in the Fund during these time periods will be considered CRA qualified investments, provided the purpose of the Fund includes serving the investing institution’s assessment area(s) and the Fund is likely to achieve a significant volume of investments in the region after a reasonable period of time. As the Fund continues to operate, it may dispose of securities that were acquired for CRA qualifying purposes, in which case the Advisor will normally attempt to acquire a replacement security that would be a qualifying investment.

Fund Management

Investment Advisor

The Fund is advised by Voyageur Asset Management Inc. (the “Advisor” or “Voyageur”). Voyageur is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc., which is an indirect wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies. It provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. The company employs approximately 70,000 people who serve more than 15 million personal, business and public sector customers in North America and some 34 countries around the world. Voyageur has been registered with the Securities and Exchange Commission as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. Voyageur maintains its offices at 100 South Fifth St., Suite 2300, Minneapolis, Minnesota 55402. Voyageur’s charter is to provide fixed income, equity, and balanced portfolio management services to clients from a variety of backgrounds and a broad range of financial needs. As of March 31, 2008, Voyageur’s investment team managed approximately $34.4 billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private nonprofits, foundations, endowments, and healthcare organizations.

Under the terms of the Fund’s management agreement, the Fund’s investment advisor receives from the Fund an annual management fee, paid monthly, of fifty basis points (0.50%) of the Fund’s average monthly gross assets less accrued liabilities, other than indebtedness for borrowing. For purposes of calculating the management fee, assets purchased with borrowed monies are included in the total that is subject to the management fee. As a result, the investment advisor has an incentive and it may be a benefit to use leverage so as to increase the amount of assets upon which they may charge a fee. As of May 31, 2008, the impact of leverage raised the management fee to approximately [      ] basis points [   ] %)].

Prior to July 28, 2008, Access Capital Strategies LLC (“Access”), 419 Boylston Street, Suite 401, Boston, Massachusetts 02116, served as investment advisor and Voyageur served as sub-advisor to the Access Fund. As sub-advisor, Voyageur received from Access an annual sub-advisory fee, payable monthly, at an annual rate of fifteen basis points (0.15%) of the Access Fund’s average gross monthly assets, less accrued liabilities other than indebtedness for borrowings.

Effective July 28, 2008, upon the reorganization of the Access Fund into the Fund, Access no longer provides advisory services to the Fund and Voyageur serves as investment advisor to the Fund. The Advisor has agreed to waive or limit fees through January 31, 2010, to maintain “Other Expenses,” which does not include “Interest Expense” or “Management Fees,” at 0.20%. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Advisor, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective prospectus.

Information regarding the factors considered by the Board of Trustees in connection with the most recent approval of the Investment Advisory Agreement with Voyageur will be in the Fund’s Annual Report for the period ended September 30, 2008.

Portfolio Managers

Voyageur is responsible for the overall management of the Fund’s portfolio. Voyageur employs a team approach to the management of the Fund, with no individual team member being responsible solely for investment decisions. The team members are jointly and primarily responsible for security analysis, industry recommendations, cash positions, purchase and sell decision making processes and general daily oversight of the Fund’s portfolios. The members of Voyageur’s fixed income funds team are:

Portfolio Manager Name	Title	Role on Fund1/Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years

John M. Huber	Senior Managing Director, Chief Fixed Income Investment Officer	Co-PM on Fund since 10/2006	17 years	MBA Finance University of Minnesota, BA University of Iowa. CFA Member	Senior Managing Director and Chief Investment Officer – Fixed Income at Voyageur since 2004. Principal and senior portfolio manager at Galliard Capital Management 1995 to 2004

David F. Sand	Managing Director, Chief Investment Officer	Co-PM on Fund since 05/1997	25 years	AB Princeton University, MA Public Administration, Harvard University	President, Chief Investment Officer and Co-Managing Member, Access Capital Strategies LLC since 1997

Brian Svendahl	Managing Director, Senior Portfolio Manager	Co-PM on Fund since 10/2006	16 years

BS in Economics from the University of Minnesota, BBA in Finance and an MBA from the University of Minnesota, Carlson School of Management, CFA charter holder and member of the CFA Society of Minnesota

Voyageur Asset Management Inc., Managing Director and Senior Portfolio Manager, 2005 to Present; Wells Fargo Brokerage Services, LLC, Risk Manager and Senior Vice President, March 2000 to December 2005; Risk Management Consultant and Vice President, Portfolio Strategies, March 1999 to March 2000

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio managers’ ownership of securities of the funds they manage is available in Fund’s SAI.

1  The Fund commenced operations on [          ]. The information in the column reflects the role of the portfolio manager of the Access Fund, the predecessor to the Fund, since its inception.

Other Service Providers

Administrator. Voyageur provides administrative services to the Fund.

Distributor. Tamarack Distributors Inc. (“Distributor”), located at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, is the distributor of the Fund’s shares. The firm is a member of Financial Industry Regulatory Authority, and (like Voyageur) is a wholly-owned subsidiary of RBC Dain Capital Markets Holdings (USA) Inc.

Co-Administrator and Fund Accounting Agent. PFPC Inc. (“PFPC”), located at 760 Moore Road, King of Prussia, Pennsylvania 19406, provides administrative and fund accounting services to the Fund.

Dividend Paying Agent and Transfer Agent. The transfer agent, dividend paying agent, and registrar for the Fund’s shares is [          ], [                    ].

Custodian. The Fund’s custodian is Wells Fargo Bank, N.A., located at Wells Fargo Center, 733 Marquette Avenue South, Minneapolis, MN 55479.

Payments By Service Providers

The Advisor, Administrator and/or Distributor may make payments, out of their own resources and at no additional cost to the Fund or shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services; the distribution of the Fund’s shares; and reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Fund’s shares). In addition, certain Intermediaries may receive fees from the Fund for providing recordkeeping and other services for individual shareholders and/or retirement plan participants.

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) of Class I shares of the Fund is calculated by adding the total value of the Fund’s investments and other assets, determining the proportion of that total allocable to the class, subtracting the liabilities allocable to the class and then dividing that figure by the number of outstanding shares of the class.

NAV=	Total Assets of Class – Liabilities

Number of Shares of Class
Outstanding

1. NAV is calculated separately for each class of shares.
2. You can find the Fund’s NAV daily in various newspapers, at www.voyageur.net, or by calling 1-800-422-2766.

The per share NAV for Class I of the Fund is determined and its shares are normally priced at the close of regular trading on the New York Stock Exchange (“NYSE”), or at 4:00 p.m. Eastern time, whichever is earlier, on days the NYSE is open or on days the primary trading markets for the Fund’s portfolio instruments are open.

Your order for purchase, sale or exchange of shares is generally priced at the next NAV calculated after your order is received in good order by the Fund’s transfer agent on any day that the NYSE is open for business. For example: If you place a purchase order to buy shares of the Fund, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next day at 4:00 p.m. Eastern time. Also, as further explained in the “Purchasing and Adding to Your Shares” section, if a purchase order in proper form is received by an authorized financial intermediary, the order will be treated as if it had been received by the Fund’s transfer agent at the time it is received by the intermediary.

Generally, you may purchase, redeem, or exchange shares of the Fund on any day when the NYSE is open. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE. Even if the NYSE is closed, the Fund may accept purchase, redemption, and exchange orders on those days when the primary trading markets for the Fund’s portfolio instruments are open, and the Fund’s management believes there is an adequate market to meet purchase, redemption, and exchange requests.

Valuation of Portfolio Securities

On behalf of the Fund, the Board of Trustees has adopted Pricing and Valuation Procedures for determining the value of Fund shares in accordance with applicable law. The Fund’s securities, other than short-term debt obligations, are generally valued at current market prices. The Pricing and Valuation Procedures generally require fixed income securities to be priced by approved pricing agents and equity securities to be priced by readily available market quotations. Debt obligations with remaining maturities of 60 days or less from date of purchase are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Pricing and Valuation Procedures provide that, in situations where it is determined that market quotations are not readily available or available prices do not accurately reflect the value of the securities, Board-approved “fair valuation” methodologies will be used. Under the Pricing and Valuation Procedures, fair valuation methodologies will be used in situations such as the following: a price is determined to be stale (that is, it cannot be valued using the standard pricing method because a recent sale price, bid and asked quotation or other applicable pricing indicator is not available) on more than five consecutive days on which the Fund calculates its NAV; a foreign market is closed on a day when the U.S. markets are open and the last available price in the foreign market is determined not to represent a fair value; or a significant valuation event is determined to have occurred pursuant to the Pricing and Valuation Procedures. Significant valuation events may include the following: an event affecting the value of a security traded on a foreign market occurs between the close of that market and the close of regular trading on the NYSE; an extraordinary event like a natural disaster or terrorist act occurs; a large market fluctuation occurs; or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. These methodologies are intended to ensure that the Fund’s NAV accurately reflects the value for the underlying portfolio securities. As a result, effective use of fair valuations may prevent shareholder dilution.

Purchasing and Adding to Your Shares

You may purchase shares directly from the Fund by completing a new account application. Contact [       ], the Fund’s transfer agent at 1-800-[       ] or go to www.[           ].com to obtain an application. Once completed, you may submit your application by following one of the steps below.

By Mail

•	Complete and sign the account application. If you do not complete the application properly, your purchase may be delayed or rejected.

•

Make your check payable to “Access Capital Community Investment Fund.” The Fund does not accept cash, money orders, third party checks, travelers checks, credit card checks, checks drawn on banks outside the United States or other checks deemed to be high risk.

•	Mail your application and check to:

Access Capital
c/o [            ]
P.O. Box [         ]
[                  ]

•	By overnight courier, send to:

Access Capital
c/o [          ]
[                  ]
[                  ]

By Wire

•	To purchase shares by wire, the Fund’s transfer agent must have received a completed application and issued an account number to you.

Call 1-800-[                    ] for instructions prior to wiring the funds.

•	Send your investment to [ ], n.a. with these instructions:

[               ], n.a.
ABA# 101000695
For Credit to Access Capital Community Investment Fund
A/C# 9871418391
For further credit to: Access Capital Community Investment Fund;
investor account number; name(s) of investor(s); SSN or TIN

To Add to an Account

To add to an account, you may follow any one of the following steps:

By Mail

•	Make your check payable to “Access Capital Community Investment Fund”

•	Mail your application and check to:

Access Capital
c/o [                 ]
[                       ]
[                       ]

•	By overnight courier, send to:

Access Capital
c/o [              ]
[                    ]
[                    ]

By Wire

•	Send your investment to [ ], n.a. with these instructions:

[               ], n.a.
ABA# 101000695
For Credit to Access Capital Community Investment Fund
A/C# 9871418391
For further credit to: Access Capital Community Investment Fund;
investor account number; name(s) of investor(s); SSN or TIN

Selling Your Shares

To sell shares please contact [          ], the Fund’s transfer agent:

•	By phone at 1-800-[ ]

•	By mail
Access Capital
PO Box [ ]
[ ]

•	By overnight courier
Access Capital
[ ]
[ ]

Additional Information About Purchasing and Selling Shares

Investor Eligibility. Class I shares of the Fund are offered to institutions or individuals with a $25,000 minimum requirement for initial investment. There is a $[     ] minimum for additional investments.

Minimum Account Size. You must maintain a minimum account value equal to the current minimum initial investment, which is $25,000 for Class I shareholder accounts. If your account falls below the minimum due to redemptions and not market action, the Fund may ask you to increase the account size back to minimum. If you do not bring the account up to the minimum amount within 60 days after the Fund contacts you, the Fund may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size.

Timing of Purchases and Sales of Shares. You may purchase or sell shares of the Fund at their offering price, which is the NAV next determined after your request is received in good order. All requests received in good order before 4:00 p.m., Eastern Time, on a business day will be executed on that same day. Requests received after 4:00 p.m., Eastern Time, on a business day will be processed the next business day at the next business day’s NAV. A purchase request is in “good order” if it includes a completed account application and the dollar amount of shares to be purchased. If you are paying with federal funds (wire), your order will considered received when the Fund or its agent receives the federal funds.

The Fund, its Manager and its transfer agent reserve the right to reject any purchase request for any reason. The Fund may accept orders to purchase Fund shares in-kind with securities, rather than with cash, when the offered securities are consistent with the Fund’s investment objectives and policies. Acceptance of such purchases will be at the Advisor’s discretion, and will be valued in the same manner that the Fund uses to calculate its NAV.

The Fund tries to send redemption proceeds as soon as practical. The Fund cannot accept requests that contain special conditions or effective dates. The Fund may request additional documentation to ensure that a request is genuine. Examples may include a certified copy of a death certificate or divorce decree.

If you request a redemption within 15 days of purchase, the Fund will delay sending you proceeds until it has collected unconditional payment, which may take up to 15 days from the date of purchase. You can avoid this delay by purchasing shares with a federal funds wire. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with Medallion signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Customer Identification. Mutual funds, including the Fund, must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, the Fund or its agents may not be able to open a Fund account. Investors must provide their full name, residential or business address, social security or tax identification number and date of birth (as applicable). Entities such as trusts, estates, corporations and partnerships must provide other identifying information. The Fund or its agents may share identifying information with third parties for the purpose of verification. If the Fund or its agents cannot verify identifying information after opening an account, the Fund reserves the right to close the account.

Medallion Signature Guarantees. The Fund will require the Medallion signature guarantee of each account owner in the following situations: (1) to change ownership on your account; (2) to send redemption proceeds to a different address than is currently on the account; (3) to have the proceeds paid to someone other than the account’s owner; (4) to transmit redemption proceeds by federal funds wire or automated clearinghouse to a bank other than your bank of record; (5) to change the name on your account due to marriage or divorce; (6) if a change of address request has been received by the transfer agent within the last 60 days; or (7) if your redemption is for $50,000 or more.

A Medallion signature guarantee request may not be sent by facsimile. The Fund requires Medallion signature guarantees to protect both you and the Fund from possible fraudulent requests to redeem shares. You can obtain a Medallion signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor. Medallion signature guarantee requirements also apply to certain transactions on accounts involving executors, administrators, trustees or guardians. To determine if a Medallion signature guarantee is required, please call 1-800-[     ].

Redemption in Kind. Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

No Exchange Privilege. Shares of the Access Capital Community Investment Fund are not eligible to be exchanged for shares of other Tamarack Funds. If you have any questions about exchanges, please call 1-800-[ ].

Form of Distributions. By selecting the appropriate box on the account application, you can elect to receive your distributions (capital gains and dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, or have distributions reinvested back into your account with the Access Capital Fund.

Telephone/Internet Services

During periods of increased market activity, you may have difficulty reaching the Fund by telephone. If this happens, contact the Fund by mail. The Fund may refuse a telephone request, including a request to redeem shares of the Fund. The Fund will use reasonable procedures to confirm that telephone or Fund web site instructions are genuine. If such procedures are followed, neither the Fund nor any persons or entity that provides services to the Tamarack Funds will be liable for any losses due to unauthorized or fraudulent instructions. The Fund reserves the right to limit the frequency or the amount of telephone redemption requests.

Market Timing and Excessive Trading

Market timing may interfere with the management of the Fund’s portfolio and result in increased costs. The Tamarack Funds do not accommodate market timers. On behalf of the Tamarack Funds, the Board of Trustees has adopted policies and procedures to discourage short-term trading or to compensate the Tamarack Funds for costs associated with it.

Restriction and Rejection of Purchase or Exchange Orders. The Tamarack Funds reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. These include transactions representing excessive trading or suspected excessive trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by proper payment. The Tamarack Funds reserve the right to delay for up to one business day the processing of exchange requests in the event that, in the Fund’s judgment, such delay would be in the Fund’s best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period.

If detected, once an accountholder makes five exchanges between Tamarack Funds during a calendar year, the ability to make additional exchanges for that account will be suspended. In applying these exchange limits, the Tamarack Funds may consider trading done in multiple accounts under common ownership, control or influence. These exchange limits do not apply to purchases made through the monthly exchange program. In addition, these limits may be modified at the Tamarack Funds’ discretion for retirement plans to conform to plan exchange features and applicable law and regulation, and for automated or pre-established exchange, asset allocation or dollar cost averaging programs.

The Tamarack Funds’ policy imposing redemption fees and limiting the number of exchanges applies uniformly to all investors. However, some financial intermediaries, such as investment advisers, broker-dealers, transfer agents and third-party administrators, maintain omnibus accounts in which they aggregate orders of multiple investors and forward aggregated orders to the Tamarack Funds. Because the Fund receives these orders on an aggregated basis and because these omnibus accounts may not be identified by the financial intermediaries as omnibus accounts, the Tamarack Funds may be limited in their ability to detect excessive trading or enforce their market timing policy with respect to those omnibus accounts and investors purchasing and redeeming Fund shares through those accounts.

If the Tamarack Funds identify an investor as a potential market timer or an intermediary as a potential facilitator for market timing in the Fund, even if the above limits have not been reached, the Tamarack Funds may take steps to restrict or prohibit further trading in the Fund by that investor or through that intermediary. As stated above, the Fund reserves the right to restrict or reject a purchase order for any reason without prior notice. The Fund also reserves the right to terminate the exchange privilege without prior notice.

Risks Presented by Excessive Trading Practices. Parties engaged in market timing may use many techniques to seek to avoid detection. Despite the efforts of the Fund and its agents to prevent market timing, there is no guarantee that the Fund will be able to prevent all such practices. For example, the Fund may receive purchase, exchange and redemption orders through financial intermediaries and cannot always reasonably detect market timing that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements typically aggregate the share ownership positions of multiple shareholders and often result in the Fund being unable to monitor the purchase, exchange and redemption activity of a particular shareholder. To the extent that the Fund and its agents are unable to curtail excessive trading practices in the Fund, those practices may interfere with the efficient management of the Fund’s investment portfolio, and may, for example, cause the Fund to maintain a higher cash balance than it otherwise would have maintained or to experience higher portfolio turnover than it otherwise would have experienced. This could hinder performance and lead to increased brokerage and administration costs. Those increased costs would be borne by Fund shareholders.

To the extent that the Fund invests in securities that may trade infrequently, such as private placements, it may be susceptible to market timing by investors who seek to exploit perceived price inefficiencies in the Fund’s investments. This is commonly referred to as price arbitrage. Because these securities may trade infrequently, the Fund may be unable to purchase or sell investments at favorable prices in response to cash inflows or outflows caused by timing activity.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the SAI. The Fund also makes certain portfolio securities information available on its website which is accessed by using the Fund’s link at www.voyageur.net. Within 15 days of month-end, the Fund’s top ten holdings and related weightings, the total number of Fund holdings and the Fund’s sector/industry weightings (all as of month-end) are posted until replaced by the next month’s information. Within 10 business days of calendar quarter-end, the Fund’s complete portfolio holdings and their weightings are posted until replaced by the next quarter’s information.

Dividends, Distributions and Taxes

The Fund’s income, less expenses, is paid out in the form of dividends to its shareholders. Income dividends on the Fund are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains are distributed at least annually.

Dividends paid out of the Fund’s investment company taxable income (which includes interest and net short-term capital gains) generally will be taxable to you as ordinary income. Properly designated distributions of long-term capital gains, if any, earned by the Fund are taxable to you as long-term capital gains, regardless of how long you have held your shares.

Because no portion of the Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the reduced tax rates applicable to “qualified dividend income” for individual shareholders, or for the dividends received deduction for corporate shareholders.

Fund distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Each year, the Fund will notify you of the tax status of dividends and other distributions.

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares in the Fund, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize a long-term capital gain or loss if you have held your fund shares for over twelve months at the time you sell or exchange them. To aid in computing your tax basis, you generally should retain your account statements for the period during which you held shares.

Fund distributions also may be subject to state, local and foreign taxes. In many states, Fund distributions that are derived from interest on certain U.S. Government obligations are exempt from taxation. You should consult a tax adviser regarding the particular tax consequences of an investment in the Fund.

Organizational Structure

Tamarack Funds Trust was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of Tamarack Funds Trust is vested in its Board of Trustees. At its inception in 1998, the Access Capital Strategies Community Investment Fund (the “Access Fund”), the Fund’s predecessor, elected status as a business development company under the 1940 Act, but withdrew its election on May 30, 2006, and registered as a continuously offered, closed-end interval management company under the 1940 Act. The Access Fund was reorganized into a series of the Tamarack Funds Trust, a registered open-end management company under the 1940 Act, effective _______, 2008. Throughout this prospectus, where appropriate in light of the context, the term “Fund” includes the predecessor Access Fund.

Financial Highlights

The following financial highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Set forth in the table below is the financial information for the Fund for the period June 23, 1998 (commencement of operations) to May 31, 1999, and the years ended May 31, 2000 to May 31, 2006. From its inception until May 30, 2006, the Fund elected status as a business development company, and filed its financial reports on Forms 10-Q and 10-K. The financial information in the table below has been audited by [          ], the Fund’s Independent Registered Public Accounting Firm, whose report for the fiscal year ended May 31, 2006, along with the financial statements of the Fund, is included in the predecessor Fund’s 2006 Annual Report. Further information about the performance of the Fund is contained in the Fund’s annual and semi-annual reports, copies of which may be obtained without charge, by writing the Fund at the address on the inside back cover of this Prospectus or by calling 1-800-[                    ].

Privacy Policy

Tamarack Funds
Notice of Privacy Policy & Practices

The Tamarack Funds recognize and respect the privacy concerns and expectations of our customers, including individuals who provide their nonpublic personal information to the Tamarack Funds but do not invest in the Tamarack Fund’s shares.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Tamarack Funds.

Collection of Customer Information	We collect nonpublic personal information about our customers from the following sources:

• Account Applications and Other Forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

• Account History, including information about the transactions and balances in a customer’s accounts; and

• Correspondence, written, telephonic or electronic between a customer and the Tamarack Funds or service providers to the Tamarack Funds.

Disclosure of Customer Information	We may disclose all of the information described above to certain third parties who are not affiliated with the Tamarack Funds under one or more of these circumstances:

• As Authorized — if you request or authorize the disclosure of the information.

• As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the Tamarack Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

• Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security, Safeguarding and Destruction of Customer Information and Reports	We require service providers to the Tamarack Funds: • to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of, the Tamarack Funds;

• to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Tamarack Funds;

• to maintain physical, electronic and procedural safeguards for the proper disposal of consumer report information, as defined in Rule 30(b)(1)(ii) of Regulation S-P.

Delegation

The Tamarack Funds have delegated the responsibility to implement appropriate written procedures for such safeguarding and disposal of consumer report information and records to the Fund’s transfer agent and/or any other service provider who may come into possession of such information.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Tamarack Funds.

For more information about the Fund, the following documents are available free upon request:

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of the SAI, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

Access Capital
c/o [         ]
P.O. Box [            ]
[                             ]
Telephone: 1-800-[                    ]

You may also visit the Fund’s website at www.[                    ].com for a free copy of the Fund’s prospectus or SAI.

Information from the Securities and Exchange Commission:

You can obtain copies of Fund documents from the SEC as follows:

In person:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov

(The SEC charges a fee to copy any documents.)

Investment Company Act File No. 811-21475.
Access Capital
c/o [                    ]
P.O. Box [            ]
[                             ]

TAMARACK FUNDS TRUST
100 SOUTH FIFTH STREET, SUITE 2300
MINNEAPOLIS, MINNESOTA 55402

GENERAL AND ACCOUNT INFORMATION
(800) 422-2766

STATEMENT OF ADDITIONAL INFORMATION

Dated January 28, 2008, as revised [ ] for each of the following Equity Funds:

—	Tamarack Large Cap Growth Fund
—	Tamarack Mid Cap Growth Fund
—	Tamarack SMID Cap Growth Fund
—	Tamarack Enterprise Fund
—	Tamarack Small Cap Core Fund
—	Tamarack Value Fund
—	Tamarack Microcap Value Fund

Dated January 28, 2008, as revised [ ] for each of the following Fixed Income Funds:

—	Tamarack Quality Fixed Income Fund
—	Tamarack Tax-Free Income Fund

Dated [ ] for the following new Fixed Income Fund:

—	Access Capital Community Investment Fund (the “Access Fund”)

This Statement of Additional Information (“SAI”) describes the Equity Funds and Fixed Income Funds series (each a “Fund”) of Tamarack Funds Trust (the “Trust”) advised by Voyageur Asset Management Inc. (the “Advisor” or “Voyageur”).

Each Fund has distinct investment objectives and policies. Shares of the Equity Funds and Fixed Income Funds are sold to the public by Tamarack Distributors Inc. (the “Distributor”) as an investment vehicle for individuals, institutions, corporations and fiduciaries, including customers of the Advisor or its affiliates.

The Trust is offering an indefinite number of shares of each class of shares offered by the particular Fund. See “Additional Purchase and Redemption Information” and “Other Information — Capitalization” below.

This SAI is not a prospectus and is authorized for distribution only when preceded or accompanied by the prospectus for the Equity Funds dated January 28, 2008, the Fixed Income Funds (other than the Access Fund) dated January 28, 2008, and the Access Fund dated [     ] (individually or collectively, the “Prospectus”), as applicable. This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The financial statements and related reports of the independent registered public accounting firm in the Funds’ Annual Reports for their most recent fiscal years are incorporated by reference into this SAI. Copies of the Annual Reports and the Prospectus are available without charge, and may be obtained by writing or calling the Funds at the address or telephone number printed above, or on the Funds’ website at www.voyageur.net.

Shareholder Information

INVESTMENT POLICIES

The principal investment objectives and strategies of each Fund are set forth in that Fund’s prospectus. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies. The investment objective of each Fund is a fundamental policy of the Fund and may not be changed without the approval of the Fund’s shareholders. Unless otherwise indicated, each investment policy and practice applies to all Funds.

DESCRIPTION OF OTHER SECURITIES AND INVESTMENT PRACTICES

ASSET-BACKED SECURITIES (FIXED INCOME FUNDS). Asset-backed securities represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. Asset-backed securities are issued by non-governmental entities and carry no direct or indirect government guarantee; the asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations.

Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are also subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund may invest in other asset-backed securities that may be developed in the future. Certain asset backed securities may be considered derivative instruments.

BANK AND SAVINGS AND LOAN OBLIGATIONS. These obligations include negotiable certificates of deposit, bank notes and bankers’ acceptances. These Funds may also invest in dollar-denominated certificates of deposit, time deposits, or other obligations issued by foreign branches of U.S. banks or by foreign banks located abroad. The Funds limit their bank investments to dollar-denominated obligations of U.S. or foreign banks which have more than $1 billion in total assets at the time of investment and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency, or whose deposits are insured by the Federal Deposit Insurance Corporation. Savings and loan investments are limited to obligations issued by entities with assets in excess of $1 billion, are members of the Federal Home Loan Banks Association and are insured by the Federal Savings and Loan Insurance Corporation. Certificates of deposit and bank notes are short-term, interest-bearing negotiable certificates issued by a commercial bank against funds deposited in the bank. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.

CASH MANAGEMENT. The Funds may invest a portion of their assets in cash or high-quality, short-term debt obligations readily convertible into cash. Such high quality, short-term obligations include: money market securities, money market mutual funds, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by government securities. These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while a Fund looks for suitable investment opportunities. There may also be times when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes. During these times, the Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

In pursuing cash management strategies, the Funds will apply the following criteria to their investments:

(1)

Certificates of deposit, bankers’ acceptances and other short-term obligations must be issued domestically by United States commercial banks having assets of at least $1 billion, which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(2)

Commercial paper will be limited to companies rated P-2 or higher by Moody’s or A-2 or higher by S&P®, or if not rated by either Moody’s or S&P, a company’s commercial paper may be purchased, if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P;

(3)

The Funds will purchase only negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

The securities used for cash management can go down in value. The market value of debt securities generally varies in response to changes in interest rates. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of these securities generally declines. These changes in market value will be reflected in the Funds’ net asset value.

COMMERCIAL PAPER. The term commercial paper generally refers to short-term unsecured promissory notes. Commercial paper may be issued by both foreign and domestic entities, which may include bank holding companies, corporations, special purpose corporations, financial institutions, and at times government agencies and financial instrumentalities. Investments in commercial paper may be in the form of discounted securities, be issued at par, may be variable rate demand notes and variable rate master demand notes, all with stated or anticipated maturities within 397 days. Commercial paper may be issued as taxable or tax exempt securities. All commercial paper purchased by a Fund must meet minimum rating criteria for that Fund.

CONVERTIBLE SECURITIES (ALL FUNDS EXCEPT TAX-FREE INCOME FUND AND ACCESS FUND). Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are “senior” to common stock — i.e., they have a prior claim against the issuer’s assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

CORPORATE DEBT SECURITIES. The Funds may invest in corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the applicable rating criteria established for each Fund, or if unrated, are in the Advisor’s opinion comparable in quality to corporate debt securities in which the Fund may invest. Corporate debt securities are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Advisor will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody’s, S&P or another rating agency may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

CREDIT ENHANCEMENT (ACCESS FUND).  Most of the Fund’s investments will have one or more forms of credit enhancement. An investor (e.g., the Fund) in a credit enhanced debt instrument typically relies upon the credit rating of the credit enhancer to evaluate an issue’s credit quality and appropriate pricing level. In the case of the Fund, these credit enhancers will include Fannie Mae, Freddie Mac, and Ginnie Mae, as well as FHA and other government sponsored enterprises (“GSEs”).

If an underlying loan defaults on a Fund investment that has credit enhancement, funds received from the credit enhancer to meet the financial obligation will result in principal prepayment. Such an event may require the Advisor to arrange for another investment as a replacement in the Fund’s portfolio. There can be no assurance that the Advisor would be able to arrange an alternative investment with comparable returns and/or terms to the prepaid investment, or that the process of arranging such alternative investment would not add to the costs of managing the Fund.

The Fund may invest more than 25% of its assets in securities for which a single credit enhancer provides enhancement. There can be no assurance that one or more of the credit enhancers will not cease to exist or sustain substantial changes to their mandate, or that the credit rating of a public or private entity used as a credit enhancer on a Fund investment will remain unchanged over the period of the Fund’s ownership of that investment. The Fund is not obligated to sell an investment that has experienced a credit downgrade. Obligations of U.S. Government agencies, authorities, instrumentalities and GSEs (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

DERIVATIVES.  A derivative is a financial instrument which has a value that is based on (“derived from”) the value of one or more other assets, such as securities, currencies or commodities. Derivatives include options, futures, options on futures, and swap agreements (see additional disclosure below.) The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. Derivatives are highly specialized instruments that require investment and analysis techniques different from those associated with standard bond and equity securities. Using derivatives requires an understanding not only of the underlying asset, index or interest rate, but of the derivative instrument itself, without the benefit of observing the performance of the derivative under all potential market conditions. The Funds, as described in more detail below, may invest in various types of derivatives for the purpose of risk management, seeking to reduce transaction costs, or otherwise seeking to add value to an individual portfolio when a derivative instrument is more favorably priced relative to the underlying security. However, there is no guarantee that a particular derivative strategy will meet these objectives. The Funds will not use derivatives solely for speculative purposes. The Access Fund is permitted to use derivatives only for hedging purposes.

In addition to the risks associated with specific types of derivatives as described below, derivatives may be subject to the following risks: 1) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; 2) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; or 3) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate. There is also the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate. Finally, the decision to purchase or sell a derivative depends in part upon the ability of the Advisor to forecast certain economic trends, such as interest rates. If the Advisor incorrectly forecasts these trends, or in the event or unanticipated market movement, there is a risk of loss to the portfolio upon liquidation of the derivative.

The SEC takes the position that transactions that are functionally similar to borrowings or that create leveraged exposures can be viewed as issuances of “senior securities” by a Fund. To prevent such transactions being viewed as “senior securities” subject to the Investment Company Act of 1940 prohibition, a Fund may (1) maintain an offsetting investment; (2) segregate liquid assets equal to the value of the Fund’s potential exposure under the leveraged transactions; or (3) maintain other “cover” for the transaction as provided by SEC guidance. Fund transactions subject to the “senior security” prohibition are marked-to-market daily to assure that liquid assets equal to the potential exposure created by these transactions are maintained. These “cover” requirements may require that securities be sold or purchased in adverse market conditions. Further, maintaining segregated assets to cover “senior securities” transactions may result in such securities being unavailable for other investment purposes or to satisfy redemptions.

Futures. The Funds may enter into futures contracts, which are contracts between two parties for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges. Futures contracts may be based on various securities, securities indexes, interest rates, foreign currencies and other financial instruments and indexes. A Fund may not invest more than 15% of its net assets in premiums and margins on options and futures.

A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. Each Fund may engage in such futures transactions in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which these Funds hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it affects anticipated purchases.

Options.  A Fund may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. A Fund may also purchase put and call options. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed-upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. A Fund may not invest more than 15% of its net assets in premiums and margins on options and futures.

A Fund may sell “covered” put and call options as a means of hedging the price risk of securities in the Fund’s portfolio. The sale of a call option against an amount of cash equal to the potential liability of a put constitutes a “covered put.” When a Fund sells an option, if the underlying securities do not increase (in the case of a call option) or decrease (in the case of a put option) to a price level that would make the exercise of the option profitable to the holder of the option, the option will generally expire without being exercised and the Fund will realize as profit the premium paid for such option. When a call option of which a Fund is the writer is exercised, the option holder purchases the underlying security at the strike price and the Fund does not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities. At the time a Fund writes a put option or a call option on a security it does not hold in its portfolio in the amount required under the option, it will establish and maintain a segregated or earmarked account with its custodian consisting solely of liquid assets equal to its liability under the option, in accordance with procedures approved by the Trust that are intended to address potential leveraging issues.

Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. This information is carefully monitored by the Advisor and verified in appropriate cases. OTC options transactions will be made by a Fund only with recognized U.S. Government securities dealers. OTC options are subject to the Funds’ 15% limit on investments in securities which are illiquid or not readily marketable (see “Investment Restrictions”), provided that OTC option transactions by a Fund with a primary U.S. Government securities dealer which has given the Fund an absolute right to repurchase according to a “repurchase formula” will not be subject to such 15% limit.

It may be a Fund’s policy, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund’s interest to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying securities. A closing purchase transaction consists of a Fund purchasing an option having the same terms as the option sold by the Fund and has the effect of canceling the Fund’s position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by a Fund are exercised and the Fund either delivers portfolio securities to the holder of a call option or liquidates securities in its portfolio as a source of funds to purchase securities put to the Fund, the Fund’s portfolio turnover rate may increase, resulting in a possible increase in short-term capital gains and a possible decrease in long-term capital gains.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, a Fund may be unable to close out a position. If a Fund cannot affect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even if it might otherwise be advantageous to do so.

Options on Futures Contracts. The Funds may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade and enter into related closing transactions to attempt to gain additional protection against the effects of interest rate, currency or equity market fluctuations. There can be no assurance that such closing transactions will be available at all times. In return for the premium paid, such an option gives the purchaser the right to assume a position in a futures contract at any time during the option period for a specified exercise price.

A Fund may purchase put options on futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract.

The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contracts. A Fund may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested.

A Fund may write a call option on a futures contract in order to hedge against a decline in the prices of the index or debt securities underlying the futures contracts. If the price of the futures contract at expiration is below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, a Fund would pay more than the market price for the underlying securities or index units. The net cost to that Fund would be reduced, however, by the premium received on the sale of the put, less any transaction costs.

Risks of Futures and Related Options Investments. There are several risks associated with the use of futures contracts and options on futures contracts. While the Fund’s use of futures contracts and related options for hedging may protect a Fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movement in the level of interest rates or securities prices. There can be no guarantee that the Advisor’s forecasts about market value, interest rates and other applicable factors will be correct or that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. The skills required to invest successfully in futures and options may differ from the skills required to manage other assets in a Fund’s portfolio. An incorrect forecast or imperfect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the Fund’s return might have been better had hedging not been attempted.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed. The potential risk of loss to the Fund from a futures transaction is unlimited.

A Fund will enter into only those futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or are quoted on an automated quotation system. Pursuant to claims for exemption filed with the Commodity Futures Trading Commission and/or the National Futures Association on behalf of the Funds, the Funds are not deemed to be a “commodity pool” and the Advisor is not deemed to be a “commodity pool operator” under the Commodity Exchange Act and the Funds and the Advisor are not subject to registration or regulation as such under the Commodity Exchange Act. Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate of the currency in which the transaction is denominated, or a Fund could incur losses as a result of changes in the exchange rate.

A Fund will incur brokerage fees in connection with its futures and options on futures transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of these contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts.

Foreign Currency Options (Equity Funds). Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. Employing hedging strategies with options on currencies does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar. The Funds will not speculate in options on foreign currencies.

There is no assurance that a liquid secondary market will exist for any particular foreign currency option or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If a Fund cannot close out an option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of underlying assets.

Forward Foreign Currency Exchange Contracts (Equity Funds).  Each Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect the Funds against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The precise matching of the value of forward contracts and the value of the securities involved will not generally be possible since the future value of the securities in currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Projection of short-term currency movements is extremely difficult, and the successful execution of a short-term hedging strategy is uncertain. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

Swap Agreements (Fixed Income Funds). These Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security indexes, specific securities and credit swaps. A swap agreement is an agreement between two parties (generally referred to as the counterparties) to exchange payments at specified dates calculated on a specific asset, interest rate, or index. The payments are based on the specific dollar amount (generally referred to as the notional amount), invested in the asset, interest rate, or index. Examples of some types of swap agreements in which these Funds may engage are interest rate swaps, index swaps and total return swaps. Generally swap agreements are structured so that the specified payments due from each counterparty are netted, with net payment being made only to the counterparty entitled to receive such payment.

As is the case with most investments, swap agreements are subject to market risk, and there can be no guarantee that the Advisor will correctly forecast the future movements of interest rates, indexes or other economic factors. The use of swaps requires an understanding of investment techniques, risk analysis and tax treatment different than those of each Fund’s underlying portfolio investments. Swap agreements may be subject to liquidity risk, when a particular contract is difficult to purchase or sell at the most advantageous time. Swap agreements may be subject to each Fund’s limitations on illiquid securities.

Swap agreements are also subject to pricing risk which can result in significant fluctuations in value relative to historical prices. Significant fluctuations in value may mean that it is not possible to initiate or liquidate a swap position in time to avoid a loss or take advantage of a specific market opportunity. Swaps are also subject to counterparty risk, which is the risk that the other party to the agreement will fail to make required payments at the specified time. The swap market is dominated by a small group of counterparties whose size and portfolio complexity may render meaningful credit evaluation difficult or impossible. The swap market is relatively new and is largely unregulated. It is possible that changes in the market, including potential government regulation, could adversely affect a Fund’s ability to terminate an existing swap agreement or affect the amount to be realized under an agreement.

DOLLAR ROLL TRANSACTIONS (FIXED INCOME FUNDS). Each Fixed Income Fund may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund’s use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The Fund will engage in dollar roll transactions solely for the purpose of acquiring securities for its portfolio and not for investment leverage.

FOREIGN SECURITIES (ALL FUNDS EXCEPT TAX-FREE INCOME FUND AND ACCESS FUND). Investing in the securities of issuers in any foreign country, including ADRs, involves special risks and considerations not typically associated with investing in securities of U.S. issuers. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Fund’s objective may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund’s holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund’s net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the United States, and other economic and financial conditions affecting the world economy. Although a Fund may engage in forward foreign currency transactions and foreign currency options to protect its portfolio against fluctuations in currency exchange rates in relation to the U.S. dollar, there is no assurance that these techniques will be successful.

Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (“spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. A Fund may purchase when-issued securities and enter into contracts to purchase securities at a predetermined price or yield for settlement and delivery at a future date beyond the customary settlement period for that type of security. The Fund must maintain a segregated or earmarked account with the Trust’s custodian in an amount sufficient to meet its purchase commitments, in accordance with procedures approved by the Trust, or enter into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. No income accrues on securities purchased on a when-issued basis prior to the time delivery of the securities is made, although a Fund may earn interest on securities it has deposited in the segregated account because it does not pay for the when-issued securities until they are delivered. Investing in when-issued securities has the effect of (but is not the same as) leveraging the Fund’s assets. Although a Fund would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of actually acquiring securities, that Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. A Fund may realize short-term profits or losses upon such sales.

Obligations purchased on a when-issued basis or held in the Funds’ portfolios are subject to changes in market value based not only upon the public’s perception of the creditworthiness of the issuer but also upon changes in the level of interest rates. In the absence of a change in credit characteristics, which, of course, will cause changes in value, the value of portfolio investments can be expected to decline in periods of rising interest rates and to increase in periods of declining interest rates.

When payment is made for when-issued securities, a Fund will meet its obligations from its then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would normally not expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s obligation). Sale of securities to meet these obligations would involve a greater potential for the realization of capital gains, which could cause the Funds to realize income not exempt from federal income taxation.

IDENTIFYING INVESTMENT OPPORTUNITIES (ACCESS FUND). Upon the choice of one or more Designated Target Regions, the Fund will begin the search and design process for the private placement debt securities to be created in the Designated Target Regions. First, the Fund will subject potential investments to the due diligence traditionally employed in evaluating private placement debt securities. Such securities will be purchased by the Fund only after the due diligence process has been satisfied. Second, the Fund will analyze potential investments to ensure that they represent a commitment of capital to community development activities serving low- and moderate-income individuals. Further, the Fund must have a reasonable level of confidence that the expected rate of return from the proposed investment will contribute to the Fund’s investment objective.

Investment opportunities will be brought to the Fund through a variety of channels. Prospective issuers of securities, including Federal, state, and other public sector agencies, may contact the Fund with potential investment programs. Investment bankers or financial advisors may also work to develop debt securities for the Fund. Alternatively, the Fund may approach prospective issuers or investment banks with suggestions for debt securities that could be purchased by the Fund.

The second avenue for the creation of Fund investments is through identifying existing inventories of community investments that do not have access to capital markets investors. These inventories may be loans issued by financial institutions including non-bank lenders or other originators such as revolving loan funds, community development corporations (“CDCs”), community development financial institutions (“CDFIs”), and state or local economic development authorities. Community-based loan originators, traditional and non-traditional, are often constrained as to the amount of capital that may be allocated to the extension of new loans. These originators may be capable of using their skills and existing presence in the community to originate new loans but cannot do so due to scarcity of new loan capital. If the Fund can liquefy these inventories and turn the existing, seasoned loans into Fund investments, these originators could then re-lend in the community with the proceeds they receive from the sale of their loan portfolios. Increasing the velocity of capital emanating from community-based loan originators will help the Fund realize its financial and economic goals, which are identical to the Fund’s investment objective. The Advisor will seek assurances from the sellers that they will use the proceeds from existing loans sold to the Fund to make new loan capital available to the targeted communities. Such investments will not result in any additional risk because any greater risk of the underlying collateral loans is absorbed through the credit enhancement process.

There is no assurance that there will be a sufficient number of attractive potential investments available to the Fund. While the Fund believes it offers a unique investment vehicle at this time, in some instances, particularly with housing-related investments, it is possible that there will be competition from other investors seeking to invest in the same types of securities, including those for which there may be a limited supply (e.g., privately placed debt securities in the same Designated Target Regions in which the Fund invests). Such other investors may have greater resources than the Fund. Furthermore, the Fund’s need to comply with provisions of the 1940 Act and provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) might restrict the Fund’s flexibility as compared to that of its competitors. The need to compete for investment opportunities may make it necessary for the Fund to offer more attractive transaction terms than otherwise might be the case.

ILLIQUID AND RESTRICTED SECURITIES. A Fund may invest up to 15% of its net assets in illiquid securities, defined as securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Funds. The continued viability of a market is dependent upon the willingness of market participants to purchase such securities. Securities that are liquid may become illiquid.

Restricted securities are subject to legal restrictions on resale. Each Fund may also, when consistent with its investment objective and policies, purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). These securities will not be considered illiquid so long as a Fund determines, under guidelines approved by the Board of Trustees, that an adequate trading market exists. The practice of investing in Rule 144A Securities could increase the level of a Fund’s illiquidity during any period that qualified buyers become uninterested in purchasing these securities.

INVESTMENT COMPANIES. Each Fund may purchase securities issued by other investment companies. Each Fund will limit its investments in accordance with restrictions imposed by the 1940 Act so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Funds. These restrictions do not apply to investments by the Funds in investment companies that are money market mutual funds to the extent that those investments are made in accordance with applicable exemptive rules or other authority.

As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by Shareholders. The Funds’ investments in investment companies may include various exchange-traded funds (“ETFs”), subject to the Fund’s investment objective, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

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“SPDRs” (S&P’s Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index’s underlying investment portfolio, less any trust expenses.

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“Qubes” (QQQ), which invest in the stocks of the NASDAQ® 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the

NASDAQ Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•	“iShares,” which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

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“HOLDRs” (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a Fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the Fund’s investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Portfolio can generate brokerage expenses.

LEGISLATION AND REGULATION (ACCESS FUND). Many aspects of the Fund’s investment objective are directly affected by the Community Reinvestment Act of 1977 (the “CRA”), and related national and local legal and regulatory environments. Changes in laws, regulations, or the interpretation of regulations could all pose risks to the successful realization of the Fund’s investment objective. It is not known what changes, if any, may be made to the CRA in the future and what impact these changes could have on regulators or the various states that have their own versions of the CRA. Changes in the CRA might affect Fund operations and might pose a risk to the successful realization of the Fund’s investment objective. In particular, repeal of the CRA would significantly reduce the attractiveness of Fund ownership for regulated investors. There is no guarantee that an investor will receive CRA credit for is investment in the Fund. If CRA credit is not given, there is a risk that an investor may not fulfill its CRA obligations.

LEVERAGE (ACCESS FUND). The Fund may borrow money from and issue debt securities to banks, insurance companies, and other lenders to obtain additional funds to make investments. The Fund may also enter into reverse repurchase agreements. Typically the Fund borrows to satisfy repurchase offers, if necessary, but it also is authorized to borrow to finance additional investments. The Fund will borrow to finance additional investments only when the Advisor believes that the potential return on such additional investments will exceed the costs incurred in connection with the borrowing. A decision by the Advisor to cause the Fund to borrow additional funds will increase the amount of the management fee, which creates a potential conflict of interest.

Engaging in borrowings or entering into reverse repurchase agreements may be deemed to create leverage. The use of leverage increases investment risk. Although leverage can enhance return on invested capital, if the return on the investments purchased with borrowed funds fails to cover the fixed cost of the borrowings, or if the return is negative, the value of the Fund’s net assets will decline more rapidly than would be the case in the absence of leverage. For this reason, leverage increases investment risk and is considered a speculative investment technique. The Fund expects to be required to pledge portfolio assets as collateral for its borrowings. If the Fund is unable to service the borrowings, the Fund may risk the loss of such pledged assets. In addition, if the interest rates on floating or variable rate borrowings increase at a time when the Fund holds fixed-rate securities or the Fund holds variable rate securities whose interest rates do not increase as much as the rate on the Fund’s borrowings, the Fund’s income and yield will be adversely affected. Lenders also may require that the Fund agree to loan covenants that could restrict its investment flexibility in the future (e.g., by limiting the Fund’s ability to incur additional debt), and loan agreements may provide for acceleration of the maturity of the indebtedness if certain financial tests are not met. The Fund may be required to dispose of or seek prepayment of assets at a time it would otherwise not do so to repay indebtedness in a timely fashion. The Board of Trustees monitors the use of leverage. The range of leverage for the Fund’s predecessor from 1998 through 2007 has been between 0% and 25%.

Under the 1940 Act, if a mutual fund borrows money, provision must be made to prohibit the declaration of any dividend or other distribution on the shares (other than a dividend payable in shares), or the repurchase by the fund of shares, if after payment of such dividend or repurchase of shares the value of the Fund’s total assets, less all liabilities not represented by the borrowings and any other liabilities constituting “senior securities” under the 1940 Act, is less than 200% of the aggregate amount of such borrowings and senior securities. Stated another way, under the 1940 Act, a mutual fund may not borrow for investment purposes more than 1/3 of its total assets, including the amount borrowed. If the Fund is unable to pay dividends or distributions in the amounts required under the Code, it might be unable to qualify for treatment as a RIC or, if qualified, to continue to qualify for such treatment. Even though mutual funds generally may borrow money in amounts up to 1/3 of the value of their total assets under the 1940 Act, the Fund has adopted a fundamental policy to borrow money only in amounts up to 25% of the Fund’s value, including the amount borrowed.

MORTGAGE-RELATED SECURITIES (FIXED INCOME FUNDS). Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include pass-through securities and Collateralized Mortgage Obligations (“CMOs”). These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (such as securities guaranteed by the Government National Mortgage Association (“GNMA”)); or guaranteed by agencies or instrumentalities of the U.S. Government (such as securities guaranteed by the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Mortgage pass-through securities issued by private issuers may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit issued by governmental entities, private insurers or the mortgage poolers.

Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the “PSA”) has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate (the “CPR”), or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in mortgage-related securities. Upward trends in interest rates tend to lengthen the average life of mortgage-related securities and also cause the value of outstanding securities to drop. Thus, during periods of rising interest rates, the value of these securities held by a Fund would tend to drop and the portfolio-weighted average life of such securities held by a Fund may tend to lengthen due to this effect. Longer-term securities tend to experience more price volatility. Under these circumstances, a Fund may, but is not required to, sell securities in part in order to maintain an appropriate portfolio-weighted average life.

A Fund may also invest in investment grade CMOs which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to in investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. CMOs may be issued by government and non-governmental entities. Some CMOs are debt obligations of FHLMC issued in multiple classes with different maturity dates secured by the pledge of a pool of conventional mortgages purchased by FHLMC. Other types of CMOs are issued by corporate issuers in several series, with the proceeds used to purchase mortgages or mortgage pass-through certificates. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. To the extent a particular CMO is issued by an investment company, a Fund’s ability to invest in such CMOs will be limited. See “Investment Restrictions.”

Assumptions generally accepted by the industry concerning the probability of early payment may be used in the calculation of maturities for debt securities that contain put or call provisions, sometimes resulting in a calculated maturity different from the stated maturity of the security.

It is anticipated that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above.

MUNICIPAL LEASE OBLIGATIONS (FIXED INCOME FUNDS). The Fixed Income Funds may invest in municipal lease obligations, including certificates of participation (“COPs”), which finance a variety of public projects. Municipal lease obligations are municipal securities that may be supported by a lease or an installment purchase contract issued by state and local government authorities to acquire funds to obtain the use of a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations, which may be secured or unsecured, are not general obligations and have evolved to make it possible for state and local government authorities to obtain the use of property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal lease obligations have special risks not normally associated with municipal bonds. These obligations frequently contain “non-appropriation” clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the “non-appropriation” risk, many municipal lease obligations have not yet developed the depth of marketability associated with municipal bonds; moreover, although the obligations may be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult.

A Fund may invest in lease obligations only when they are rated by a rating agency or, if unrated, are deemed by the Advisor, to be of a quality comparable to the Fund’s quality standards. Prior to purchasing a municipal lease obligation and on a regular basis thereafter, the Advisor will evaluate the credit quality and, pursuant to guidelines adopted by the Trustees, the liquidity of the security. In making its evaluation, the Advisor will consider various credit factors, such as the necessity of the project, the municipality’s credit quality, future borrowing plans, and sources of revenue pledged for lease repayment, general economic conditions in the region where the security is issued, and liquidity factors, such as dealer activity.

The liquidity of municipal lease obligations purchased by a Fund will be determined pursuant to guidelines approved by the Advisor and limited, along with all other illiquid securities, as described under “Illiquid and Restricted Securities” in this SAI. Factors considered in making such determinations may include; the frequency of trades and quotes for the obligation; the number of dealers willing to purchase or sell the security and the number of other potential buyers; the willingness of dealers to undertake to make a market; the obligation’s rating; and, if the security is unrated, the factors generally considered by a rating agency.

MUNICIPAL OBLIGATIONS (FIXED INCOME FUNDS). Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. These obligations are generally classified as either “general obligation” or “revenue” bonds.

General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the repayment of interest and principal. Revenue bonds are payable solely from the revenues generated from the operations of the facility or facilities being financed or from other non-tax sources. These bonds are often secured by debt service revenue funds, rent subsidies and/or mortgage collateral to finance the construction of housing, highways, bridges, tunnels, hospitals, university and college buildings, port and airport facilities, and electric, water, gas and sewer systems. Industrial development revenue bonds and pollution control revenue bonds are usually issued by local government bodies or their authorities to provide funding for commercial or industrial facilities, privately operated housing, sports facilities, health care facilities, convention and trade show facilities, port facilities and facilities for controlling or eliminating air and water pollution. Payment of principal and interest on these bonds is not secured by the taxing power of the governmental body. Rather, payment is dependent solely upon the ability of the users of the facilities financed by the bonds to meet their financial obligations and the pledge, if any, of real and personal property financed as security for payment.

Bond anticipation notes are issued in anticipation of a later issuance of bonds and are usually payable from the proceeds of the sale of the bonds anticipated or of renewal notes. Construction loan notes, issued to provide construction financing for specific projects, are often redeemed after the projects are completed and accepted with funds obtained from the Federal Housing Administration under “Fannie Mae” (Federal National Mortgage Association) or “Ginnie Mae” (Government National Mortgage Association). Revenue anticipation notes are issued by governmental entities in anticipation of revenues to be received later in the current fiscal year. Tax anticipation notes are issued by state and local governments in anticipation of collection of taxes to finance the current operations of these governments. These notes are generally repayable only from tax collections and often only from the proceeds of the specific tax levy whose collection they anticipate.

Municipal bonds are usually issued to obtain funds for various public purposes, to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities. They are generally classified as either “general obligation” or “revenue” bonds and frequently have maturities in excess of 397 days at the time of issuance, although a number of these issues now have variable or floating interest rates and demand features that may permit a Fund to treat them as having maturities of less than 397 days. There are many variations in the terms of, and the underlying security for, the various types of municipal bonds. General obligation bonds are issued by states, counties, regional districts, cities, towns and school districts for a variety of purposes including mass transportation, highway, bridge, school, road, and water and sewer system construction, repair or improvement. Payment of these bonds is secured by a pledge of the issuer’s full faith and credit and taxing (usually property tax) power.

Revenue bonds are payable solely from the revenues generated from the operations of the facility or facilities being financed or from other non-tax sources. These bonds are often secured by debt service revenue funds, rent subsidies and/or mortgage collateral to finance the construction of housing, highways, bridges, tunnels, hospitals, university and college buildings, port and airport facilities, and electric, water, gas and sewer systems. Industrial development revenue bonds and pollution control revenue bonds are usually issued by local government bodies or their authorities to provide funding for commercial or industrial facilities, privately operated housing, sports facilities, health care facilities, convention and trade show facilities, port facilities and facilities for controlling or eliminating air and water pollution. Payment of principal and interest on these bonds is not secured by the taxing power of the governmental body. Rather, payment is dependent solely upon the ability of the users of the facilities financed by the bonds to meet their financial obligations and the pledge, if any, of real and personal property financed as security for payment.

Although the interest on most municipal bonds is exempt from federal income taxes, some are not eligible for this exemption. These are known as taxable municipal securities. These bonds are issued for certain purposes which do not qualify for tax-exempt treatment, and their designation as taxable municipal securities is determined at the time of issuance. They may be either general obligation or revenue bonds.

The Tax-Free Income Fund may invest more than 25% of its net assets in (a) municipal obligations whose issuers are in the same state; (b) municipal obligations the interest upon which is paid solely from revenues of similar projects; and (c) industrial development and pollution control revenue bonds that are not variable or floating rate demand municipal obligations, but does not presently intend to do so on a regular basis.

The identification of the issuer of a tax-exempt security for purposes of the 1940 Act depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed by the assets and revenues of the non-governmental user, then the non-governmental user would be deemed to be the sole issuer. Generally, the District of Columbia, each state, each of its political subdivisions, agencies, instrumentalities and authorities, and each multi-state agency of which a state is a member, is a separate “issuer” as that term is used in the prospectuses and this Statement of Additional Information with respect to Tax-Free Income Fund, and the non-governmental user of facilities financed by industrial development or pollution control revenue bonds is also considered to be an issuer.

Legislation to restrict or eliminate the federal income tax exemption for interest on certain municipal obligations that may be purchased by the Fixed Income Funds may be introduced in the future by Congress or by state legislatures. If enacted, any such legislation could adversely affect the availability of municipal obligations for the Funds’ portfolio. Upon the effectiveness of any legislation that materially affects a Fund’s ability to achieve its investment objectives, the Board of Trustees will reevaluate the Fund’s investment objectives and policies.

NON-DIVERSIFIED STATUS (ACCESS FUND). The Fund is classified as a “non-diversified” investment company under the 1940 Act. Under the 1940 Act, a “diversified” investment company is a management company that, with respect to at least 75% of the value of its total assets, is invested in cash and cash items, Government securities, securities of other investment companies, and securities of other issuers so long as the management company does not own an amount greater in value than 5% of the value of its total assets and not more than 10% of the outstanding voting securities of such issuer. As a “non-diversified” investment company, the Fund is not required to meet these requirements. However, the Fund is qualified as a RIC under the Code and is, therefore, subject to the diversification standards of Subchapter M of the Code. Nevertheless, the Fund’s net asset value will be subject to a greater risk of loss than if the Fund were more widely diversified.

The Fund must meet a number of diversification requirements to qualify as a RIC and, if qualified, to continue to qualify. If the Fund experiences difficulty in meeting those requirements for any fiscal quarter, it might accelerate borrowings in order to increase the portion of the Fund’s total assets represented by cash, cash items, and U.S. government securities shortly thereafter and as of the close of the following fiscal quarter to attempt to meet the requirements. However, the Fund would incur additional interest and other expenses in connection with any such accelerated borrowings, and increased investments by the Fund in cash, cash items, and U.S. government securities (whether the funds to make such investments are derived from accelerated borrowings) are likely to reduce the Fund’s return to investors. Furthermore, there can be no assurance that the Fund would be able to meet those requirements through such actions.

PARTICIPATION INTERESTS (FIXED INCOME FUNDS). The Fixed Income Funds may purchase from banks participation interests in all or part of specific holdings of municipal obligations. Each participation interest is backed by an irrevocable letter of credit or guarantee of the selling bank that the Fund’s Advisor has determined meets the prescribed quality standards of the Fund. Thus, either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the Fund. The Fund has the right to sell the participation back to the bank after seven days’ notice for the full principal amount of the Fund’s interest in the municipal obligation plus accrued interest, but only (a) as required to provide liquidity to the Fund, (b) to maintain a high quality investment portfolio or (c) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from the Fund in connection with the arrangement. The Fund expects that the participation interests will only be purchased if interest earned by the Fund on municipal obligations on which it holds participation interests is exempt from federal income tax, as determined by an opinion of bond counsel or a ruling of the Internal Revenue Service.

PRIVATE PLACEMENT SECURITIES (ACCESS FUND). Fund investments will include private placement debt securities. The Fund may often be the sole buyer of such securities designed for purchase by the Fund. There is no limit as to the percentage of the Fund’s portfolio that may be invested in such securities. An investor purchasing Shares must recognize that the securities purchased by the Fund may be, by definition, illiquid investments for which there is currently no secondary market. When making portfolio purchases, the Fund may pay a premium for the community benefits embedded in each transaction. When making sales of portfolio investments, the Fund will seek to obtain a premium from the purchaser; however, there can be no assurances as to the exact amount of premium that will be received, if any.

REAL ESTATE INVESTMENT TRUSTS (ALL FUNDS EXCEPT TAX-FREE INCOME FUND). All Funds except Tax-Free Income Fund may invest in equity or debt real estate investment trusts (“REITs”). Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interest in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Code and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.

REPURCHASE AGREEMENTS. The Funds may invest in securities subject to repurchase agreements with certain U.S. banks or broker-dealers. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. These agreements permit the Funds to earn income for periods as short as overnight. For purposes of the 1940 Act, repurchase agreements may be considered to be loans by the purchaser collateralized by the underlying securities. These agreements will be fully collateralized at all times and the collateral will be marked-to-market daily. The Funds will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the Advisor, present minimal credit risks in accordance with guidelines adopted by the Board of Trustees. The Advisor will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. A Fund will not invest in repurchase agreements maturing in more than seven days if such investments, together with the Funds other illiquid investments, would exceed 15% of the Fund’s net assets.

REVERSE REPURCHASE AGREEMENTS. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or a broker-dealer, in exchange for cash, and agrees to repurchase the security at an agreed-upon time and price. All reverse repurchase agreement counterparties will be approved consistent with the Advisor’s policies and procedures. Engaging in reverse repurchase transactions may increase fluctuations in the market value of a Fund’s assets or yield. These transactions may be treated as borrowing by a Fund and may be deemed to create leverage, in that the Fund may reinvest the cash it receives in additional securities. In addition, reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund).

SHORT SALES AGAINST THE BOX (EQUITY FUNDS). Each Fund may engage in short sales against the box, in which the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund may engage in a short sale if at the time of the short sale the Fund owns, or has the right to obtain without incurring additional cost, an equal amount of the security being sold short. This investment technique is known as a “short sale against the box.” It may be entered into by a Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If a Fund engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, the collateral for the short position will be segregated in an account with the Fund’s custodian or qualified sub-custodian. The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. To minimize this risk, a Fund will enter into short sales against the box only with brokers deemed by the Advisor to be creditworthy. No more than 10% of the Fund’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

STAND-BY COMMITMENTS (FIXED INCOME FUNDS). The Fixed Income Funds may acquire “stand-by commitments,” which will enable these Funds to improve their portfolio liquidity by making available same-day settlements on sales of their securities. A stand-by commitment gives a Fund, when it purchases a municipal obligation from a broker, dealer or other financial institution (“seller”), the right to sell up to the same principal amount of such securities back to the seller, at the Fund’s option, at a specified price. Stand-by commitments are also known as “puts.” A stand-by commitment may be purchased only to facilitate portfolio liquidity and not to protect against changes in the market price of the Fund’s portfolio securities. The exercise by a Fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

The Funds expect that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments.

It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that it will be determined that stand-by commitments ordinarily have a “fair value” of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where a Fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

SYNDICATED LOANS (QUALITY FIXED INCOME FUND). The Fund may invest in interests in syndicated loans. Such interests may be acquired from an agent bank, from co-lenders or from other holders of syndicated loan interests. Such an investment may take the following forms: (i) participation interests in a corporate loan; (ii) assignments of a corporate loan; or (iii) novations of a corporate loan. The Fund will not act as an agent bank, guarantor or sole negotiator of a structure with respect to a corporate loan.

In an assignment, the Fund would purchase an assignment of all or a portion of a lender’s interest in a corporate loan. In such an investment, the Fund may be required generally to rely on the assigning lender to demand payment and enforce its rights against the borrower, but the Fund would otherwise be entitled to all of the assigning lender’s rights in the corporate loan. In a novation, the Fund would assume all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and the right to enforce its rights as a lender directly against the borrower. The Fund also may purchase an interest in a portion of the rights of a lender in a corporate loan. In such a case, the Fund would be entitled to receive payments of principal, interest and fees (if any), but in general would not be entitled to enforce its rights directly against the agent bank or the borrower. Instead, the Fund would have to rely on the lending institution for the enforcement of its rights against such parties.

In a corporate loan arrangement involving the sale of syndicated loan interests, the agent bank typically administers the terms of the corporate loan agreement and is responsible for the collection of principal and interest and fee payments for all lenders that are parties to the agreement. In such arrangements, the agent bank will be qualified under the 1940 Act to serve as a custodian for a registered investment company such as the Fund. In general, the Fund will rely on the agent bank or an intermediary to collect its portion of the payments on the corporate loan. The agent bank may monitor the value of the collateral and, if the value of the collateral declines, may take action under the terms of the corporate loan agreement to protect participants in the loan, such as the Fund. The Fund will typically rely on the agent bank to use appropriate creditor remedies against the borrower. The borrower compensates the agent bank for its activities; it may pay the agent bank fees when the loan arrangement is structured and funded and other fees on an ongoing basis.

Under certain circumstances, an agent bank’s employment may be terminated (for example, if it fails to exercise the standard of care specified in the loan arrangement or becomes insolvent). In such a case, a successor agent bank generally will be appointed, and assets held by the agent bank under the corporate loan agreement should remain available to the holders of interests in the loans. There is some risk, however, that assets held by an agent bank for the benefit of the Fund could be determined to be subject to the claims of the agent bank’s creditors. In such a situation, the Fund could incur additional costs and/or delays in connection with enforcing its claims, or lose principal and/or interest. When the Fund relies on intermediaries other than agent banks, similar risks may be present.

When the Fund acts as co-lender in connection with a syndicated loan interest, or when the Fund acquires a syndicated loan interest that provides that the Fund will be in privity of contract with the corporate borrower, the Fund will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In all other cases, the Fund will look to the agent bank to enforce appropriate credit remedies against the borrower. In connection with any investment in syndicated loan interests, the Fund’s investment advisor will evaluate the financial condition of each co-lender and other participant to ensure that the interest meets the Fund’s qualitative standards.

When the Fund does not act as co-lender but instead acquires syndicated loan interests from a co-lender or another holder of such interests, the principal credit risk remains the risk associated with the underlying borrower. However, the Fund may incur additional credit risk under such circumstances because the Fund assumes the risk of insolvency of the co-lender from which it acquired its syndicated loan interest (or, in cases in which there is an intermediary positioned between the Fund and the co-lender, the risks of insolvency of the co-lender and/or the intermediary).

When the Fund is required to rely upon a lending institution to pay the Fund principal, interest, and other amounts received by the lending institution for the loan participation, the Fund will treat both the borrower and the lending institution as an “issuer” of the loan participation for purposes of certain investment restrictions pertaining to the diversification and concentration of the Fund’s portfolio.

At times there may not be a readily available market for syndicated loan interests. In some cases, this could result in the Fund disposing of such interests at a substantial discount or holding them until maturity.

TEMPORARY DEFENSIVE POSITIONS. In an attempt to respond to adverse market, economic, political or other conditions, the Funds (other than the Access Fund) may temporarily invest without limit in a variety of short-term instruments. These instruments may include U.S. Government securities; certificates of deposit, bankers’ acceptances and other short-term debt obligations of banks with total assets of at least $1 billion; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); variable and floating rate demand and master demand notes; commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See “Bank Obligations,” “Commercial Paper,” “Corporate Debt Securities,” “Repurchase Agreements” and “Variable and Floating Rate Demand and Master Demand Notes”.) The Large Cap Growth, Mid Cap Growth and SMID Cap Growth Funds’ defensive investments may include instruments rated in the top three rating categories, but up to 15% of each Equity Fund’s assets may be invested in securities rated BBB or Baa by S&P or Moody’s. These instruments may have speculative characteristics. Each Fund may also, to a limited extent and consistent with its objective, invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

Each of the Fixed Income Funds (other than the Access Fund) may also shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Advisor for temporary defensive purposes.

During such periods when the Funds are not investing according to their principal investment strategies, it is possible the Funds may not achieve their investment objectives.

THIRD PARTY PUTS (FIXED INCOME FUNDS). The Fixed Income Funds may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or “put”) the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement. In the event that there is a default in the payment of principal or interest, downgrading of a bond to below investment grade or a loss of the bond’s tax-exempt status, the put option will terminate automatically. The risk to the Fund in this case will be that of holding a long-term bond which would tend to lengthen the weighted average maturity of the Fund’s portfolio.

These bonds coupled with puts may present tax issues also associated with stand-by commitments. As with any stand-by commitments acquired by the Fund, the Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor intends to manage the Fund’s portfolio in a manner designed to minimize any adverse impact from these investments.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“Government Obligations”). The Government Obligations in which the Funds may invest include:

•	Direct obligations of the U.S. Treasury, such as U.S. Treasury bills, which have a maturity of up to one year, and notes and bonds, which have longer maturities;

•

Notes, bonds and discount notes issued and guaranteed by U.S. Government agencies and instrumentalities supported by the full faith and credit of the United States, such as mortgage-backed certificates issued by the Government National Mortgage Association;

•

Notes, bonds and discount notes of U.S. Government agencies or instrumentalities which are able to borrow from the U.S. Treasury, subject to certain limits, such as obligations of the Federal Home Loan Bank;

•

Notes, bonds and discount notes of other U.S. Government instrumentalities backed by the credit of the agency or instrumentality issuing the obligation, and in certain circumstances, also supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and

•

Other obligations backed only by the credit of the agency or instrumentality issuing the obligation, such as obligations of the Federal Farm Credit Banks. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

In none of these cases, however, does the U.S. Government guarantee the value or yield of the Government Obligations themselves or the net asset value of any Fund’s shares.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES. The Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity longer than five years, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity.

The Funds may also buy variable rate master demand notes. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The Funds have no limitations on the type of issuer from whom the notes will be purchased. However, in connection with such purchase and on an ongoing basis, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by rating agencies, if not so rated, the Funds may, under their minimum rating standards, invest in them only if at the time of an investment the issuer meets the criteria set forth in the prospectus for other comparable debt obligations.

ZERO COUPON AND PAY-IN-KIND SECURITIES (FIXED INCOME FUNDS). Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be considered more speculative than other securities and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require the Fund to accrue and pay out its income from such securities annually as income dividends and require stockholders to pay tax on such dividends (except if such dividends qualify as exempt-interest dividends).

INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies of each Fund, and except as otherwise indicated, may not be changed with respect to a Fund without the approval of a majority of the outstanding voting securities of that Fund which, as defined in the 1940 Act, means the lesser of (1) 67% of the shares of such Fund present at a meeting if the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting shares of such Fund.

(1)

Each Fund (other than the Access Fund) has elected to be classified as a diversified series of an open-end management investment company and will invest its assets only in a manner consistent with this classification under applicable law.

Additionally, the Funds have the following investment restrictions:

(2)

Each Fund (other than the Access Fund) will not borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(3)

Each Fund (other than the Access Fund) will not issue any class of senior securities, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(4)

Each Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter under applicable laws in connection with the disposition of portfolio securities.

(5)

Each Fund (other than the Access Fund) will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest, deal or otherwise engage in transactions in real estate or interests therein.

The Access Fund will not purchase or sell real estate, commodities or commodity contracts, but subject to its other investment policies and restrictions, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by entities that invest in real estate or interests therein, and the Fund may purchase and sell financial futures contracts and options thereon.

(6)

Each Fund (other than the Access Fund) will not make loans, except as permitted under, or to the extent not prohibited by, the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

(7)

Each Fund (other than the Access Fund) will not concentrate its investments in the securities of issuers primarily engaged in the same industry, as that term is used in the 1940 Act and as interpreted or modified from time to time by a regulatory authority having jurisdiction, except that (i) with respect to Tax-Free Income Fund, this restriction will prevent the Fund from concentrating in industrial building revenue bonds issued to financial facilities for non-governmental issuers in any one industry, but this restriction does not apply to other municipal obligations; and (ii) this restriction will not apply to a Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Access Fund will not invest less than 25% of its total assets in the affordable housing industry. By “affordable housing industry” the Fund intends to include in its portfolio asset-backed securities, particularly mortgage-backed securities, small business loans, taxable municipal securities, and other instruments supporting affordable housing and economic development, and serving low and moderate income individuals and communities.

(8)

Each Fund will not purchase or sell physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by a regulatory authority having jurisdiction.

Supplemental (Non-Fundamental) Clarification of Certain Fundamental Investment Policies/Restrictions

For purposes of investment policy number 1, Quality Fixed Income Fund considers a municipal obligation to be issued by the government entity (or entities) whose assets and revenues back the municipal obligation. For a municipal obligation backed only by the assets and revenues of a non-governmental user, such user is deemed to be the issuer; such issuers to the extent their principal business activities are in the same industry, are also subject to investment policy number 7. Policy number 7, above, will prevent Tax-Free Income Fund from investing 25% or more of its total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry, but this restriction does not apply to any other tax-free municipal obligations. For purposes of investment restriction number 7, public utilities are not deemed to be a single industry but are separated by industrial categories, such as telephone or gas utilities. For purposes of investment restriction number 7, the Funds’ concentration policy shall not apply to tax-exempt municipal obligations. For purposes of investment restriction number 7, the Funds that are permitted to invest in participation interests consider both the selling bank and the issuer of the municipal obligation to be an issuer of the participation interest. For purposes of investment restriction number 8, with respect to its futures transactions and writing of options (other than fully covered call options), a Fund will maintain liquid assets in a segregated or earmarked account for the period of its obligation under such contract or option in an amount equal to its obligations under such contracts or options, in accordance with procedures approved by the Trust that are intended to address potential leveraging issues. For purposes of investment restriction number 7, with respect to Tax-Free Income Fund, “Municipal Obligations” means tax-free municipal obligations. For the Access Fund, except with respect to investment policy number 2, if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

Additional Fundamental Policies Applicable to Certain Funds

Tax-Free Income Fund has adopted a fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of municipal securities, such as bonds and other debt instruments issued by or on behalf of states, territories and possessions of the United States, including their subdivisions, authorities, agencies and instrumentalities the interest on which, in the opinion of the issuer’s bond counsel, is exempt from federal income tax and any alternative minimum tax.

Non-Fundamental Investment Restrictions

Certain Funds are subject to restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees without shareholder approval. These non-fundamental policies/restrictions are described below.

Each of Large Cap Growth Fund, Quality Fixed Income Fund, Mid Cap Growth Fund, and SMID Cap Growth Fund may not invest more than 15% of the value of its net assets in investments which are illiquid or not readily marketable (including repurchase agreements having maturities of more than seven calendar days and variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days’ notice).

Large Cap Growth Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of common stocks of large U.S. companies. The Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this 80% policy.

Mid Cap Growth Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-sized companies. Mid-sized companies are defined by the Fund as companies that fall within the market capitalization range of companies in the Russell Midcap Growth Index at the time of purchase by the Fund. The Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this 80% policy.

SMID Cap Growth Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small to mid-sized companies. The Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this 80% policy.

Small Cap Core Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of common stocks of small companies. The Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy. If, subsequent to an investment, the 80%

requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this 80% policy.

Microcap Value Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of microcap value stocks. The Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in its policy of investing at least 80% of its assets in microcap stocks. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this 80% policy.

Quality Fixed Income Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of U.S. Government obligations (those that are issued by the U.S. Government or its agencies or instrumentalities) and investment grade corporate debt obligations as well as other investment grade fixed income securities including but not limited to asset backed securities, mortgage backed securities and bank obligations. The Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this 80% policy.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases

Neither the Funds nor the entities that provide services to them (the “Fund Complex”) will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly. Examples of improper transaction requests may include lack of a medallion signature guarantee when required, lack of proper signatures on a redemption request or a missing social security or tax ID number. If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Shares of the Funds may be purchased directly from the Funds without this brokerage fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Funds.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account, which provides necessary tax information. A duplicate copy of a past annual statement is available from the Funds’ transfer agent at its cost, subject to a minimum charge of $5 per account, per year requested.

The shares you purchase are held by the Funds in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. The Funds reserve the right in their sole discretion to redeem shares involuntarily or to reject purchase orders when, in the judgment of Fund management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes Fund shareholders who hold shares through other financial intermediaries.

The Funds reserve the right to refuse to accept orders for shares of a Fund unless accompanied by payment, but may choose not to refuse the order if indemnified against losses resulting from the failure of investors to make payment. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted from placing further orders.

Sales (Redemptions)

The Fund Complex will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly.

The Funds will transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a proper redemption request has been received usually no later than the third business day after it is received. The Funds must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued. Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption request. In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional payment has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. You can avoid this delay by purchasing shares with a federal fund wire. The Telephone/Fund Web Site Redemption Service may only be used for non-certificated shares held in an open account. The Funds reserve the right to refuse a telephone or fund web site redemption request. At our option, the Funds may pay such redemption by wire or check. The Funds may reduce or waive the $10 charge for wiring redemption proceeds in connection with certain accounts.

Due to the high cost of maintaining smaller accounts, the Funds have retained the authority to close shareholder accounts whose value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions but not as the result of market action. An account may be closed if the account value remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund’s intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

As disclosed in the prospectuses for the Tamarack Equity Funds and Tamarack Fixed Income Funds, a 2.00% fee is imposed on redemptions or exchanges of shares of the Equity and Fixed Income Funds (except the Access Capital Fund) within 30 days of purchase. This redemption fee will not be imposed in certain situations, such as: (i) shares purchased through reinvested distributions (dividends and capital gains); (ii) shares purchased through 401(k) and other employer-sponsored retirement plans (excluding IRA and other one-person retirement plans); (iii) shares redeemed in accordance with the systematic monthly redemption plan or monthly exchange program; (iv) redemptions following the death or disability of a shareholder; or (v) under other circumstances at Fund management’s discretion. The redemption fee may also not be imposed, at Fund management’s discretion, on redemptions or exchanges of shares that occur as part of the periodic rebalancing of accounts in an investment adviser’s asset allocation program (not at the direction of the investment adviser’s client). Each Fund will retain any redemption fees to help cover transaction and tax costs that result from selling securities to meet short-term investor redemption requests. For purposes of calculating the holding period, the Funds will employ the “first in, first out” method, which assumes that the shares sold or exchanged are the ones held the longest. The redemption fee will be deducted from the proceeds that result from the order to sell or exchange. In other words, shares of the Tamarack Equity Funds and Tamarack Fixed Income Funds that are held for 30 days or less generally are redeemable at a price equal to 98% of the then current net asset value per share and this 2% discount, which is referred to in the prospectuses and this SAI as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon exchange or redemption.

The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund’s net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under “How Share Price is Determined” in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the primary markets are restricted by applicable rules and regulations of the SEC; (b) the primary markets are closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets. Each Fund may redeem shares involuntarily if redemption appears appropriate in light of the Trust’s responsibilities under the 1940 Act.

Shares

Each of the classes of shares of the Funds is sold on a continuous basis by the Fund’s Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The Equity Funds and Fixed Income Funds offer the following classes of shares.

Class A Shares —	All Equity Funds and Fixed Income Funds (except the Access Fund)

Class C Shares —	All Equity Funds and Fixed Income Funds (except the Access Fund)

Class I Shares —

Class I of shares of Large Cap Growth Fund, Mid Cap Growth Fund, SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Quality Fixed Income Fund, and the Access Fund are offered to institutions or individuals (there is a $250,000 minimum requirement for initial investment). There is no minimum requirement for initial investment for participants of qualified retirement plans.

Class R Shares —

All Equity Funds and Fixed Income Funds (except the Access Fund). Class R Shares are available to investors only through participation in employer-sponsored retirement programs for which omnibus or program-level accounts are held on the books of the Funds. These programs include 401(a) plans (such as defined benefit, profit sharing, money purchase and 401(k) plans), 403(b)(7) plans, 457 plans and non-qualified deferred compensation plans.

Class S Shares —	All Equity Funds and Fixed Income Funds (except the Access Fund)

EXCHANGE OF FUND SHARES

As described in the Prospectus, the Funds offer convenient ways to exchange shares of a Fund for shares of another Fund. With the exception of exchanges to or from the Tamarack Prime Money Market Fund, the Share Class must be the same in the two Funds involved in the exchange. Shares exchanged within 30 days of purchase generally will be subject to a redemption fee of 2% of the value of the shares exchanged. The Funds also reserve the right to limit exchanges.

You must meet the minimum investment requirement of the Fund you are exchanging into and the names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. Before engaging in an exchange transaction, a shareholder should obtain and read carefully the Prospectus describing the Fund into which the exchange will occur.

The Trust may terminate or amend the terms of the exchange privilege as to any Fund at any time upon notice to shareholders.

MANAGEMENT

TRUSTEES AND OFFICERS

The Board of Trustees governs the Trust. The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds and the conduct of the Trust’s business. In addition, the Trustees review contractual arrangements with companies that provide services to the Trust and review the Funds’ performance.

The age, address and principal occupations for the past five years of each Trustee and executive officer of the Trust are listed below. Each Trustee and officer serves in such capacity for an indefinite period of time until their removal, resignation or retirement. No Trustee serves as a director or trustee of another mutual fund.

INDEPENDENT TRUSTEES

Name, Age and Address (1)	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director/Trustee Positions Held by Trustee

T. Geron Bell (66)	Indefinite (Trustee since January 2004)	President of Twins Sports, Inc. (parent company of the Minnesota Twins)(2002 to present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987 to 2002)	15	None

Lucy Hancock Bode (56)	Indefinite (Trustee since January 2004)	Healthcare consultant (self-employed)	15	BioSignia

Leslie H. Garner Jr. (57), Cornell College. 600 First Street West Mt. Vernon, IA 52314	Indefinite (Trustee since January 2004)	President, Cornell College	15	None

Ronald James (57)	Indefinite (Trustee since January 2004)	President and Chief Executive Officer, Center for Ethical Business Cultures (2000 to present)	15	Best Buy Co. Inc.; Bremer Financial Corporation

John A. MacDonald (59)	Indefinite, (Trustee since January 2004)	Chief Investment Officer, Hall Family Foundation	15	None

H. David Rybolt (65)	Indefinite (Trustee since January 2004)	Consultant, HDR Associates (management consulting).	15	None

James R. Seward (55)	Indefinite (Trustee since January 2004)	Private investor (2000 to present); CFA	15	Syntroleum Corp.

William B. Taylor (62)	Indefinite (Trustee since September 2005)	Consultant (2003 to present); prior thereto Partner (until 2003) Ernst & Young LLP	15	None

INTERESTED TRUSTEE

Erik R. Preus (42)	Indefinite (Trustee since September 2005)

President and Chief Executive Officer, Tamarack Funds Trust (2006 to present); Head of Retail Asset Management, Voyageur Asset Management (2006 to present); Director, President and Chief Executive Officer, Tamarack Distributors Inc. (2005 to present); Chief Operating Officer, Voyageur Asset Management (2005-2006); Director, Investment Consulting Services, RBC Dain Rauscher Inc; (2004-2005); Director, Voyageur Advisory Services; Voyageur Asset Management (2003-2004); Senior Vice President, Divisional Sales Manager, PIMCO Allianz Investments, and its predecessor firm, Nicholas Applegate (2001-2003)

			15	None

(1)	Unless otherwise specified, the mailing address for each Trustee is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

Executive Officers(1)

Name, Age And Address	Position, Term Of Office And Length Of Time Served With The Trust	Principal Occupation(s) During Past 5 Years

Erik R. Preus (42)	President and Chief Executive Officer since September 2006.

Head of Retail Asset Management, Voyageur Asset Management (2006 to present), Chief Operating Officer (2005-2006), Voyageur Asset Management; Director, Investment Consulting Services, RBC Dain Rauscher Inc; (2004-2005); Director, Voyageur Advisory Services; Voyageur Asset Management (2003-2004); Senior Vice President, Divisional Sales Manager, PIMCO Allianz Investments, and its predecessor firm, Nicholas Applegate (2001-2003).

James A. Gallo (43)	Treasurer since October 2007	Senior Vice President and Managing Director, PFPC Inc. (2002 to present); Vice President and Executive Director, Morgan Stanley (1998-2002).

David P. Lux (53)	Chief Financial Officer and Principal Accounting Officer since September 2005

Vice President and Director, Mutual Funds, Voyageur Asset Management (2006 to present), Director, Tamarack Distributors Inc. (2006 to present); Treasurer, Tamarack Funds Trust (2005-September 2007); Controller, Tamarack Funds Trust (2004-2005); Vice President and Mutual Funds Finance Manager, Voyageur Asset Management (2004 to 2006); Senior Financial Analyst, Voyageur Asset Management (2003-2004); Senior Financial Analyst, RBC Dain Rauscher (1995-2003).

Martin A. Cramer (58)	AML Compliance Officer and Privacy Officer since January 2004 and Vice President since September 2006

Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003 to present); Chief Compliance Officer, Tamarack Distributors Inc. (2008 – present); Vice President, Tamarack Distributors Inc. (2007 to present); Senior Compliance Officer, Tamarack Funds (2006-2007); Chief Compliance Officer, Tamarack Funds (2004-2006); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, Jones & Babson (mutual fund management and distribution company)(1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer(2003-2004)[2]; and formerly Vice President, Chief Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds [3] (2001-2003).

Kathleen A. Gorman (43)	Chief Compliance Officer (“CCO”) since April 2006 and Assistant Secretary since September 2006

Chief Compliance Officer, Voyageur Asset Management (2006 to present), Director, Asset Management Compliance, RiverSource Investments (2004-2006); Senior Compliance Officer, U.S. Bancorp Asset Management (1994-2004).

Lee Greenhalgh (36)	Acting Chief Legal Officer and Acting Secretary Since 2008

Associate General Counsel, RBC Capital Markets Holdings (USA) Inc. (2006 to Present); Asset Management Compliance, RiverSource Investments (2004-2006); Procurement Attorney, Ameriprise Financial (2002-2004); Associate Attorney, Dorsey & Whitney LLP (1999-2002)

John M. Huber (39)	Chief Investment Officer, Fixed Income Products since February 2005	Chief Investment Officer, Fixed Income, Voyageur Asset Management (2004 to present); Senior Portfolio Manager, Galliard Capital Management (1995-2004).

Nancy M. Scinto (48)	Chief Investment Officer, Equity Products since January 2004	Director of Research, Voyageur Asset Management (2003 to present); Managing Director, Voyageur Asset Management (1999 to present).

Gordon Telfer (42)	Portfolio Strategist since March 2004

Senior Portfolio Manager, Voyageur Asset Management (2004 to present), Managing Director, Voyageur Asset Management (2007 to present); Vice President, Voyageur Asset Management (2004-2007); Senior Portfolio Manager, Alliance Capital Management (2000-2003); Senior Vice President, Global Strategist, Scudder Kemper Investments (1997-2000).

(1)	The address of each officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

(2)

Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc. and Investors Mark Series Fund, Inc.

(3)

The Buffalo Fund Complex consists of Buffalo Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

The Trust has an Audit Committee, consisting of Trustees that are not “interested persons” of the Trust as that term is defined by the 1940 Act (the “Independent Trustees”). Current members are Messrs. Garner, Rybolt and Taylor. The Audit Committee acts as a liaison between the Funds’ independent auditors and the Board of Trustees. As set forth in its charter, the Audit Committee has the responsibility, among other things, to (1) approve the appointment of the independent auditors and recommend the selection of the independent auditors to the Board of Trustees for ratification by the Independent Trustees; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Funds’ basis accounting system and the effectiveness of the internal accounting controls of the Funds and their service providers. For the fiscal year ended September 30, 2007, the Audit Committee met four times.

The Trust has a Nominating Committee that is currently composed of the following Independent Trustees: Ms. Bode and Messrs. James and Rybolt. In the event of vacancies on, or increases in the size of, the Board, the Nominating Committee is responsible for evaluating the qualifications of and nominating all persons for appointment or election as Trustees of the Trust. Candidates may be identified by the Nominating Committee, management of the Trust or Trust shareholders. The Nominating Committee may utilize third-party services to help identify and evaluate candidates. In addition, the Nominating Committee identifies individuals qualified to serve as Independent Trustees of the Trust and recommends its nominees for consideration by to the full Board. For non-Independent Trustees, the Nominating Committee will look to the President of the Trust to produce background and other reference materials necessary for the Nominating Committee to consider non-Independent Trustee candidates. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Tamarack Funds, should be submitted to the Chair of the Committee at the address maintained for communications with Independent Trustees. The Nominating Committee does consider Independent Trustee candidates recommended by shareholders of the Trust. The Nominating Committee will evaluate shareholder candidates using the same criteria applied to other Independent Trustee candidates along with additional requirements as listed in the Nominating Committee charter. For the fiscal year ended September 30, 2007, the Nominating Committee met two times.

The Trust has a Corporate Governance Committee that is currently composed of the following Independent Trustees: Ms. Bode and Messrs. James and Rybolt. The Board of Trustees has developed a set of Principles of Corporate Governance to guide the Board and the Corporate Governance Committee in considering governance issues. The Corporate Governance Committee is responsible for reviewing the Governance Principles periodically and, if deemed appropriate, recommending changes to the Board of Trustees. The Board of Trustees will then consider whether to approve the changes. The Corporate Governance Committee is also responsible for evaluating the performance of the Board of Trustees and the Trust in light of the Governance Principles, considering whether improvements or changes are warranted, and making recommendations for any necessary or appropriate changes. For the fiscal year ended September 30, 2007, the Corporate Governance Committee met four times.

The Trust has a Valuation, Portfolio Management and Performance Committee currently comprised of Messrs. Bell, Preus, MacDonald and Seward. As set forth in its charter, the primary duties of the Trust’s Valuation Committee are: (1) to review the actions of the Trust’s Pricing Committee and to ratify or revise such actions; (2) to review and recommend for Board approval pricing agents to be used to price Fund portfolio securities; (3) to recommend changes to the Trust’s Pricing and Valuation Procedures, as necessary or appropriate; (4) to obtain from the Funds’ portfolio managers information sufficient to permit the Valuation Committee to evaluate the Funds’ performance, use or proposed use of benchmarks and any additional indexes, and compliance with their investment objectives and policies; (5) to investigate matters brought to its attention within the scope of its duties; (6) to assure that all its actions are recorded in minutes of its meetings and maintained with the Funds’ records; and (7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Valuation Committee may deem necessary or appropriate. For the fiscal year ended September 30, 2007, the Valuation Committee met four times.

The Trust has a Compliance Committee currently comprised of Messrs. Bell, Garner, and James. As set forth in its charter, the Compliance Committee’s primary duties and responsibilities include: developing and maintaining a strong compliance program by providing a forum for the Independent Trustees to consider compliance matters; assisting the Board in its oversight pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended; formulating action to be taken with respect to the Trust’s compliance program or the Trust’s key service providers’ programs, or related matters; and participating in industry forums and/or reviews on regulatory issues as appropriate. For the fiscal year ended September 30, 2007, the Compliance Committee met five times.

As of [December 31, 2007] [to be updated], the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of each class of each of the Funds, except as indicated below:

Fund	Class	% of Class Owned
Large Cap Growth Fund	A	3.28%
Large Cap Growth Fund	I	7.48%
SMID Cap Growth Fund	A	2.35%
SMID Cap Growth Fund	S	5.38%
Value Fund	A	20.05%
Small Cap Core Fund	A	8.95%

The table below shows the value of each Trustee’s holdings in the Tamarack Funds as of December 31, 2007.

	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Independent Trustees

T. Geron Bell		$10,001 to $50,000
Tamarack Prime Money Market Fund	$1 to $10,000
Tamarack Mid Cap Growth Fund	$10,001 to $50,000

Lucy Hancock Bode		$10,001 to $50,000
Tamarack Microcap Value Fund	$10,001 to $50,000

Leslie H. Garner Jr.		Over $100,000
Tamarack Large Cap Growth Fund	$50,001 to $100,000
Tamarack Mid Cap Growth Fund	$10,001 to $50,000
Tamarack SMID Cap Growth Fund	$10,001 to $50,000

Ronald James		$10,001 to $50,000
Tamarack Enterprise Fund	$10,001 to $50,000

John A. Macdonald		$10,001 to $50,000
Tamarack Mid Cap Growth Fund	$10,001 to $50,000
Tamarack Microcap Value Fund	$10,001 to $50,000

H. David Rybolt		Over $100,000
Tamarack Large Cap Growth Fund	$1 to $10,000
Tamarack Mid Cap Growth Fund	$10,001 to $50,000
Tamarack Value Fund	$50,001 to $100,000
Tamarack Enterprise Fund	$50,001 to $100,000
Tamarack Microcap Value Fund	$10,001 to $50,000
Tamarack Quality Fixed Income Fund	$50,001 to $100,000

James R. Seward		Over $100,000
Tamarack Large Cap Growth Fund	Over $100,000
Tamarack Mid Cap Growth Fund	Over $100,000
Tamarack SMID Cap Growth Fund	Over $100,000
Tamarack Value Fund	Over $100,000
Tamarack Enterprise Fund	Over $100,000
Tamarack Small Cap Core Fund	Over $100,000
Tamarack Microcap Value Fund	Over $100,000

William B. Taylor		$10,001 to $50,000
Tamarack SMID Cap Growth Fund	$10,001 to $50,000
Tamarack Enterprise Fund	$10,001 to $50,000
Tamarack Small Cap Core Fund	$10,001 to $50,000
Tamarack Microcap Value Fund	$10,001 to $50,000

Interested Trustee

Erik Preus		Over $100,000
Tamarack Prime Money Market Fund	Over $100,000
Tamarack Mid Cap Growth Fund	$10,001 to $50,000

Independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, Administrator or Distributor) receive from the Trust an annual retainer of $20,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $4,000 for each in-person Board of Trustees meeting attended, a meeting fee of $1,000 for each telephonic meeting attended, and a $500 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are directors, officers or employees of the Advisor, Administrator or Distributor do not receive compensation from the Trust. The table below sets forth the compensation received by each Trustee from the Trust during the Trust’s fiscal year ended September 30, 20071.

	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation for Fund Complex Paid to Trustee

Independent Trustees

T. Geron Bell	$ 42,500	None	None	$ 42,500
Lucy Hancock Bode	40,000	None	None	40,000
Leslie H. Garner, Jr.	43,250	None	None	43,250
Ronald James	42,500	None	None	42,500
John A. MacDonald	41,000	None	None	41,000
H. David Rybolt	42,000	None	None	42,000
James R. Seward	42,500	None	None	42,500
William B. Taylor	42,500	None	None	42,500

Interested Trustee

Erik R. Preus	None	None	None	None

[1] The Access Fund was reorganized into a series of the Tamarack Funds Trust, effective [July 28, 2008] and while the other series of the Tamarack Funds Trust have a fiscal year end of September 31, the Access Fund has a fiscal year end of May 31. The Trustees of the Tamarack Funds Trust did not receive any compensation related to the Access Fund for the periods ending September 20, 2007 and May 31, 2008.

PRINCIPAL SHAREHOLDERS

As of [December 31, 2007] [to be updated], the following individuals owned 5% or more of the indicated class of shares of each Fund, except for the Access Fund, where the following individuals owned 5% or more of the indicated class of shares as of April 18, 2008:

TAMARACK LARGE CAP GROWTH FUND

Class A

	Name & Address	Shares Owned	%

	BYSIS RETIREMENT SERVICES FBO	141,645.34	38.99%
	WALKER-ROSS PRINTING CO INC 401
	DENVER CO

	RBC CAPITAL MARKETS	34,704.23	9.38%
	HOLDINGS (USA) INC. CUSTODIAN
	GLORIA H. CREEKMORE
	INDIVIDUAL RETIREMENT ACCOUNT
	NASHVILLE NC

	FIRST CLEARING LLC	20,036.70	5.52%
	DIANA O DRUSEDUM
	DOYLESTOWN PA

Class C

	Name & Address	Shares Owned	%

	RBC CAPITAL MARKETS	2,273.19	71.26%
	HOLDINGS (USA) INC. CUSTODIAN
	JAMES PAUSE
	INDIVIDUAL RETIREMENT ACCOUNT
	PLYMOUTH MN

	TAMARACK DISTRIBUTORS INC	316.14	9.91%
	ATTN CRAIG WASYLKIW
	MINNEAPOLIS MN

	RBC CAPITAL MARKETS	233.57	7.32%
	HOLDINGS (USA) INC. FBO
	WENDY KAPLAN CUST
	CHLOE HAACK
	EVANSTON IL

Class I

	Name & Address	Shares Owned	%

	DAIN RAUSCHER INC FBO	13,977.72	17.93%
	STEVEN A RUSNAK AND DEBORAH R FISHMAN RUSNAK
	SKOKIE IL

	RBC CAPITAL MARKETS	10,772.73	13.82%
	HOLDINGS (USA) INC. FBO
	NANCY W ESTES
	ZEBULON NC

	RBC CAPITAL MARKETS	6,602.31	8.47%
	HOLDINGS (USA) INC. CUSTODIAN
	LEON M WILLIAMS JR
	ROTH IRA
	GREENSBORO NC

	RBC CAPITAL MARKETS	5,688.15	7.30%
	HOLDINGS (USA) INC. FBO
	BENJAMIN A FOREMAN
	CARY NC

	NFS LLC FEBO	5,007.50	6.42%
	EVELYN B WEIBEL TTEE
	EVELYN B WEIBEL TRUST
	EVANSTON IL

	KIMBERLY W AMERSON	4,825.88	6.19%
	ROANOKE RAPID NC

	STATE STREET BANK & TRUST CUST	4,614.79	5.92%
	LESLIE H GARNER JR
	MOUNT VERNON IA

	TRUDY F MORTON	4,491.33	5.76%
	WILMINGTON NC

	STATE STREET BANK & TRUST CUST	4,058.93	5.21%
	JANE W HASTINGS
	RALEIGH NC

Class R

	Name & Address	Shares Owned	%

	BISYS RETIREMENT SERVICES FBO	603.50	65.43%
	SANFORD PEDIATRICS 401 K PLAN
	DENVER CO

	TAMARACK DISTRIBUTORS INC	316.33	34.30%
	ATTN CRAIG WASYLKIW
	MINNEAPOLIS MN

TAMARACK MID CAP GROWTH FUND

Class A

	Name & Address	Shares Owned	%

	RBC CAPITAL MARKETS	1,359,644.9650	52.13%
	HOLDINGS (USA) INC. CUSTODIAN
	CONNIE W EDWARDS
	INDIVIDUAL RETIREMENT ACCOUNT
	WAKE FOREST NC

	BISYS RETIREMENT SERVICES FBO	256,296.4810	9.83%
	MATLAB INC SUBSIDIARIES 401 K P
	DENVER CO

Class C

	Name & Address	Shares Owned	%

	PERSHING LLC	87,265.5630	95.16%
	JERSEY CITY NJ

Class I

	Name & Address	Shares Owned	%

	NFS LLC FEBO	3,561,201.47	61.14%
	FIIOC AS AGENT FOR
	QUALIFIED EMPLOYEE BENEFIT
	PLANS (401K) FINOPS-IC FUNDS
	COVINGTON KY

	WACHOVIA BANK FBO	755,244.75	12.97%
	VARIOUS RETIREMENT PLANS
	CHARLOTTE NC

	STATE STREET BANK TTEE	563,383.15	9.67%
	KAYDON CORPORATION RETIREMENT &
	PENSION PLAN MASTER TRUST
	NORTH QUINCY MA

Class R

	Name & Address	Shares Owned	%

	BISYS RETIREMENT SERVICES FBO	614.99	66.10%
	SANFORD PEDIATRICS 401 K PLAN
	DENVER CO

	TAMARACK DISTRIBUTORS INC	313.26	33.69%
	ATTN CRAIG WASYLKIW
	MINNEAPOLIS MN

Class S

	Name & Address	Shares Owned	%

	STATE STREET BANK & TRUST CUST	60,883.08	39.49%
	IRA R/O KANTI L HAVALDAR
	MARYVILLE MO

	JODY M L TUTINO TTEE	11,231.09	7.29%
	JODY M L TUTINO P/S PLAN
	BROOKLYN NY

	STATE STREET BANK & TRUST CUST	10,349.31	6.71%
	KATHERINE Z ADAMS IRA
	LEXINGTON, K

	PERRY FORRER SMITH CUST	8,035.41	5.21%
	MARGARET M SMITH
	DELMAR NY

TAMARACK SMID CAP GROWTH FUND

Class A

	Name & Address	Shares Owned	%

	BISYS RETIREMENT SERVICES FBO	171,242.40	31.95%
	MATLAB INC SUBSIDIARIES 401 K P
	DENVER CO

	RBC CAPITAL MARKETS	107,109.92	19.99%
	HOLDINGS (USA) INC. CUSTODIAN
	BENNER HENRY STINSON
	INDIVIDUAL RETIREMENT ACCOUNT
	GOLDSTON NC

Class C

	Name & Address	Shares Owned	%

	LPL FINANCIAL SERVICES	1,513.58	43.69%
	SAN DIEGO CA

	STATE STREET BANK & TRUST CUST	511.06	14.75%
	ROTH IRA RICHARD W SAMS
	BARTOW FL

	TAMARACK DISTRIBUTORS INC	472.70	13.65%
	ATTN CRAIG WASYLKIW
	MINNEAPOLIS MN

	RBC CAPITAL MARKETS	377.64	10.90%
	HOLDINGS (USA) INC. FBO
	BUD MATTHEWS SERVICE INC
	CHAPEL HILL NC

	RBC CAPITAL MARKETS	305.69	8.82%
	HOLDINGS (USA) INC. FBO
	STEVEN W LEWIS CUST
	ZACHARY B LEWIS
	OREM UT

	WELLS FARGO INVESTMENTS LLC	202.92	5.86%
	MINNEAPOLIS MN

Class I

	Name & Address	Shares Owned	%

	C/O STATE STREET BANK	196,742.41	39.74%
	CYR & CO
	FBO JAMES HAMILTON
	BOSTON MA

	PERSHING LLC	99,167.74	20.03%
	JERSEY CITY NJ

	GENE H PRICE TTEE	69,382.64	14.02%
	CARPENTER FUNDS ADMINISTRATION
	OFFICE OF NORTHERN CALIFORNIA, INC.
	OAKLAND CA

	RBC CAPITAL MARKETS	43,383.56	8.76%
	HOLDINGS (USA) INC. CUSTODIAN
	JOSEPH H NELSON
	INDIVIDUAL RETIREMENT ACCOUNT
	ROCKY MOUNT NC

Class R

	Name & Address	Shares Owned	%

	BYSIS RETIREMENT SERVICES FBO	3,381.37	49.76%
	SANFORD PEDIATRICS 401 K PLAN
	DENVER CO

	MG TRUST COMPANY AS AGENT FOR	2,477.04	36.45
	FRONTIER TRUST CO AS TRUSTEE
	KLITZNER INDUSTRIES INC 401 K PS
	FARGO ND

	TAMARACK DISTRIBUTORS INC	468.95	6.90%
	ATTN CRAIG WASYLKIW
	MINNEAPOLIS MN

Class S

	PHILIP V SWAN TTEE	7,411.18	20.13%
	CATHERINE L CATO TRUST
	S PASADENA CA

	KATHERINE C GONZALES	6,470.37	17.57%
	MONTEREY CA

	STATE STREET BANK & TRUST CUST	5,038.00	13.68%
	ROTH CONTRIB IRA
	KARMEN R REID
	ROCHESTER MN

	STATE STREET BANK & TRUST CUST	1,985.38	5.39%
	LARRY LEVOY OXLEY IRA
	SACRAMENTO CA

TAMARACK ENTERPRISE FUND

Class A

	Name & Address	Shares Owned	%

	LPL FINANCIAL SERVICES	557,440.68	73.75%
	SAN DIEGO CA

	PERSHING LLC	76,746.69	10.15%
	JERSEY CITY NJ

	NFS LLC FEBO	42,290.17	5.59%
	BRIAN L AND DEBRA R MALWICK
	OKLAHOMA CITY OK

Class C

	Name & Address	Shares Owned	%

	LPL FINANCIAL SERVICES	80,601.79	80.36%
	SAN DIEGO CA

	NFS LLC FEBO	7,338.93	7.32%
	FBO JAMES VAN SLYKE
	VIRGINIA BEACH VA

Class I

	Name & Address	Shares Owned	%

	NFS LLC FEBO	1,663,010.85	85.10%
	FIIOC AS AGENT FOR QUALIFED EMPLOYEE
	BENEFIT PLANS (401K) FINOPS-IC FUNDS
	COVINGTON KY

	GREAT ROCHESTER HEALTH FOUNDATION	279,079.17	14.54%
	ROCHESTER NY

Class R

	Name & Address	Shares Owned	%

	NFS LLC FEBO	1,560.58	84.21%
	PRUDENTIAL BANK & TRUST FSB
	FBO THEODORE E WORCESTER
	COLORADO SPRINGS CO

	TAMARACK DISTRIBUTORS INC	204.78	11.05%
	ATTN CRAIG WASYLKIW
	MINNEAPOLIS MN

Class S

	Name & Address	Shares Owned	%

	NATL FINANCIAL SVCS CORP FOR	1,625,077.24	14.12%
	EXCLUSIVE BENEFIT OF CUSTOMERS
	NEW YORK NY

	CHARLES SCHWAB & CO INC	1,344,138.25	11.68%
	REINVEST ACCOUNT
	SAN FRANCISCO CA

	QUINCY MUTUAL FIRE INS CO	919,038.05	7.98%
	ATTN: DOUGLAS BRIGGS
	QUINCY MA

	LPL FINANCIAL SERVICES	894,672.93	7.77%
	SAN DIEGO CA

TAMARACK SMALL CAP CORE FUND

Class A

	Name & Address	Shares Owned	%

	OPPENHEIMER & CO INC. FBO	19,143.94	36.72%
	KRISTEN RUSCIANO
	NEW ROCHELLE NY

	LPL FINANCIAL SERVICES	12,358.46	23.70%
	SAN DIEGO CA

	JAMES R SEWARD TTEE	4,665.58	8.95%
	J R SEWARD REVOC TRUST
	OVERLAND PARK KS

	MCB TRUST SERVICES CUST FBO	3,355.89	6.44%
	QUANTECH SERVICES 401 K PLAN
	DENVER CO

	PERSHING LLC	3,083.16	5.91%
	JERSEY CITY NJ

	CHARLES SCHWAB & CO INC	2,795.91	5.36%
	SPECIAL CUST ACCT FBO CUSTOMERS
	SAN FRANCISCO CA

Class C

	Name & Address	Shares Owned	%

	CHARLES SCWAB & CO INC	12,246.73	56.68%
	SPECIAL CUST ACCT FBO CUSTOMERS
	SAN FRANCISCO CA

	LPL FINANCIAL SERVICES	9,106.30	42.15%
	SAN DIEGO CA

Class I

	Name & Address	Shares Owned	%

	TAMARACK DISTRIBUTORS INC	3,946.81	100.00%
	ATTN CRAIG WASYLKIW
	MINNEAPOLIS MN

Class R

	Name & Address	Shares Owned	%

	E TRADE CLEARING LLC	358.93	66.92%
	W SACRAMENTO CA

	TAMARACK DISTRIBUTORS INC	176.67	32.94%
	ATTN CRAIG WASYLKIW
	MINNEAPOLIS MN

Class S

	Name & Address	Shares Owned	%

	DONALD A PELS	413,085.29	17.61%
	NEW YORK NY

	CHARLES SCHWAB & CO INC	382,722.42	16.31%
	REINVEST ACCOUNT
	SAN FRANCISCO CA

	NATIONAL FINANCIAL SERVICES LLC	214,458.45	9.14%
	FOR BENEFIT OF JEROME P AND SYDNEY H MILLER
	NEW YORK NY

TAMARACK VALUE FUND

Class A

	Name & Address	Shares Owned	%

	GEORGE SKAFF AND JAMIE WEST ELIAS JT/WROS	8,905.73	42.18%
	PAS MANAGED ACCOUNT
	SEATTLE WA

	RBC CAPITAL MARKETS	5,432.81	25.73%
	HOLDINGS (USA) INC. FBO
	P MATTHEW BOLES
	DALLAS TX

	JAMES R SEWARD TTEE	4,232.93	20.05%
	J R SEWARD REVOC TRUST
	OVERLAND PARK KS

Class C

	Name & Address	Shares Owned	%

	RBC CAPITAL MARKETS	505.60	71.72%
	HOLDINGS (USA) INC. CUSTODIAN
	KIMBERLY S SCHNEIDER
	MINNEAPOLIS MN

	TAMARACK DISTRIBUTORS INC	159.35	22.60%
	ATTN CRAIG WASYLKIW
	MINNEAPOLIS MN

	THOMAS J OAKES CUST	39.47	5.60%
	FBO SHANE T KEELER
	LYNDHURST NJ

Class R

	Name & Address	Shares Owned	%

	TAMARACK DISTRIBUTORS INC	160.80	99.65%
	ATTN CRAIG WASYLKIW
	MINNEAPOLIS MN

Class S

	Name & Address	Shares Owned	%

	CHARLES SCHWAB & CO INC	1,724,973.71	19.25%
	REINVEST ACCOUNT
	SAN FRANCISCO CA

	NATL FINANCIAL SVCS CORP FOR	771,529.91	8.61%
	EXCLUSIVE BENEFIT OF CUSTOMERS
	NEW YORK NY

TAMARACK MICROCAP VALUE FUND

Class A

	Name & Address	Shares Owned	%

	NFS LLC FEBO	1,000,144.73	63.54%
	MASON SMITH CREDIT TRUST
	BARBARA SMITH TTEE
	ST CROIX VI

	PERSHING LLC	326,367.36	20.73%
	JERSEY CITY NJ

Class C

	Name & Address	Shares Owned	%

	NFS LLC FEBO	95,882.35	55.11%
	NFS/FMTC SEP IRA
	FBO JOHN S PETERS
	CHAGRIN FALLS OH

	FIRST CLEARING LLC	33,586.83	19.30%
	PAUL JAMES KEARNEY IRA
	FCC AS CUSTODIAN
	HANOVER PARK IL

	PERSHING LLC	13,892.78	7.98%
	JERSEY CITY NJ

	RBC CAPITAL MARKETS	9,582.07	5.51%
	HOLDINGS (USA) INC. CUSTODIAN
	KIMBERLY M KUHN
	ROTH IRA
	EAGAN MN

Class R

	Name & Address	Shares Owned	%

	CHARLES SCHWAB TRUST CO TTEE	19,530.83	58.06%
	TRESSLER SODERSTROM MALONEY PSP
	SAN FRANCISCO CA

	RELIANCE TRUST CO CUSTODIAN	6,679.69	19.86%
	FBO NATL FOUND INFECT DIS 457
	ATLANTA GA

	COUNSEL TRUST DBA MATC FBO	3,199.27	9.51%
	WEST TEXAS 457 PLAN
	PITTSBURGH PA

	MG TRUST COMPANY CUST FBO	2,902.01	8.63%
	JOHN G WALTON CONSTRUCTION CO INC
	DENVER CO

Class S

	Name & Address	Shares Owned	%

	CHARLES SCHWAB & CO INC	5,498,772.27	35.53%
	REINVEST ACCOUNT
	SAN FRANCISCO CA

	NATL FINANCIAL SVCS CORP FOR	2,917,535.40	18.85%
	EXCLUSIVE BENEFIT OF CUSTOMERS
	CHURCH STREET STATION
	NEW YORK NY

	CITIGROUP GLOBAL MARKETS INC	1,221,454.83	7.89%
	FOR BENEFIT OF WILLIAM AND DEBORAH ANN
	GULINO JTWROS
	NEW YORK NY

TAMARACK QUALITY FIXED INCOME FUND

Class A

	Name & Address	Shares Owned	%

	STATE STREET BANK & TRUST CUST	18,890.94	43.99%
	IRA R/O ANNE P YEAGER
	NORRISTOWN PA

	BISYS RETIREMENT SERVICES FBO	15,214.98	35.43%
	SUPERVAC OF JACKSONVILLE P L M 40
	DENVER CO

	RBC CAPITAL MARKETS	2,788.00	6.49%
	HOLDINGS (USA) INC.
	THOMAS W AND ROBERT MCLAUGHLIN
	DAVIE FL

Class C

	Name & Address	Shares Owned	%

	TAMARACK DISTRIBUTORS INC	383.23	99.33%
	ATTN CRAIG WASYLKIW
	MINNEAPOLIS MN

Class I

	Name & Address	Shares Owned	%

	NFS LLC FEBO	11,919.31	45.78%
	EVELYN B WEIBEL TTEE
	EVELYN B WEBEL TRUST
	EVANTSON IL

	RBC CAPITAL MARKETS	5,456.74	20.96%
	HOLDINGS (USA) INC. CUSTODIAN
	KAREN L TOWNSEND
	ROTH IRA
	WILMINGTON NC

	RBC CAPITAL MARKETS	3,512.32	13.49%
	HOLDINGS (USA) INC. FBO
	JANE W RHEW
	DURHAM NC

	RBC CAPITAL MARKETS	1,889.59	7.26%
	HOLDINGS (USA) INC. FBO
	AUSTIN MACK
	CHARLOTTE NC

	STATE STREET BANK & TRUST CUST	1,843.95	7.08%
	JANE I JOHNSON
	WILMINGTON NC

Class R

	Name & Address	Shares Owned	%

	BISYS RETIREMENT SERVICES FBO	410.79	51.14%
	SANFORD PEDIATRICS 401 K PLAN
	DENVER CO

	TAMARACK DISTRIBUTORS INC	316.33	34.30%
	ATTN CRAIG WASYLKIW
	MINNEAPOLIS MN

Class S

	Name & Address	Shares Owned	%

	CHARLES SCHWAB & CO INC	464,234.64	8.77%
	REINVESTMENT ACCOUNT
	SAN FRANCISCO CA

TAMARACK TAX-FREE INCOME FUND

Class A

	Name & Address	Shares Owned	%

	RBC CAPITAL MARKETS	5,037.19	60.45%
	HOLDINGS (USA) INC. FBO
	GERTRUDE R AND MICHAEL F PRESCOTT
	WILMINGTON NC

	RBC CAPITAL MARKETS	2,867.21	34.41%
	HOLDINGS (USA) INC. FBO
	ERMA AND JERRY L PARTOZES
	RALEIGH NC

	TAMARACK DISTRIBUTORS INC	425.44	5.11%
	ATTN CRAIG WASYLKIW
	MINNEAPOLIS MN

Class C

	Name & Address	Shares Owned	%

	TAMARACK DISTRIBUTORS INC	414.43	99.35%
	ATTN CRAIG WASYLKIW
	MINNEAPOLIS MN

Class R

	Name & Address	Shares Owned	%

	TAMARACK DISTRIBUTORS INC	421.62	99.36%
	ATTN CRAIG WASYLKIW
	MINNEAPOLIS MN

Class S

	Name & Address	Shares Owned	%

	NATL FINANCIAL SVCS CORP FOR	126,271.65	6.13%
	EXCLUSIVE BENEFIT OF CUSTOMERS
	CHURCH STREET STATION
	NEW YORK NY

ACCESS FUND

Class I

	Name & Address	Shares Owned	%

	PENSION RESERVES INVESTMENT TRUST FUND	8,950,575.08	16.00%
	BOSTON MA

	MERRILL LYNCH COMMUNITY DEVELOPMENT CO	5,899,252.15	10.55%
	PLAINSBORO NJ

	HSBC BANK USA NATIONAL ASSOCIATION	5,221,944.93	9.34%
	NEW YORK NY

A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund’s voting securities may be deemed a “control person” (as defined under applicable securities laws) of the Fund. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of a fund. A control person may be able to take actions regarding a Fund it controls without the consent or approval of other shareholders.

INVESTMENT ADVISOR

Voyageur Asset Management Inc. (the “Advisor” or “Voyageur”), 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, serves as investment advisor to the Funds pursuant to Investment Advisory Agreements dated April 16, 2004. Voyageur is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc., which is an indirect wholly-owned subsidiary of Royal Bank of Canada (“RBC”). RBC is one of North America’s leading diversified financial services companies. It provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, and transaction processing services on a global basis. The company employs approximately 70,000 people who serve more than 15 million personal, business and public sector clients through offices in North America and some 34 countries around the world.

As of March 31, 2008, Voyageur’s investment team managed approximately $34.4 billion in assets for individuals, public entities, Taft-Hartley plans, corporations, private non-profits, foundations, endowments and healthcare organizations. For its services to the Funds, the Advisor receives from each Fund a fee at an annual rate based on each Fund’s average daily net assets. The rates for each Fund are as follows:

Fund			Fee Rate As A Percentage Of Average Daily Net Assets

Large Cap Growth Fund	0.70%

Mid Cap Growth Fund	0.70%

SMID Cap Growth Fund	0.70%

Enterprise Fund	1.40%		of the average total net assets of the Fund that do not exceed $30 million, and
	0.90%		of the average total net assets of the Fund that exceed $30 million

Small Cap Core Fund	1.40%		of the average total net assets of the Fund that do not exceed $30 million, and
	0.90%		of the average total net assets of the Fund that exceed $30 million

Value Fund	0.85%

Microcap Value Fund	0.90%

Quality Fixed Income Fund	0.60%

Tax-Free Income Fund	0.85%

Access Fund	0.50%	*

*

Under the terms of the Fund’s management agreement, the Fund’s investment adviser receives from the Fund an annual management fee, paid monthly, of fifty basis points (0.50%) of the Fund’s average monthly gross assets less accrued liabilities, other than indebtedness for borrowing. For purposes of calculating the management fee, assets purchased with borrowed monies are included in the total that is subject to the management fee. As of May 31, 2008, the impact of leverage raised the management fee to approximately [[ ] basis points ([ ]%)].

Under the terms of the Investment Advisory Agreements for the Funds between the Trust and the Voyageur, the investment advisory services of the Advisor to the Funds are not exclusive. The Advisor is free to, and does, render investment advisory services to others.

For each Fund except the Access Fund, the Investment Advisory Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Investment Advisory Agreements or interested persons of any such parties, at a meeting called for the purpose of voting on the Investment Advisory Agreements, held on March 11, 2004, and by the Funds’ sole initial shareholder on April 16, 2004. For the Access Fund, the Investment Advisory Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Investment Advisory Agreements or interested persons of any such parties, at a meeting called for the purpose of voting on the Investment Advisory Agreement, held on [     ,] and by the Funds’ sole initial shareholder on [     ].

The Investment Advisory Agreement for each Fund will remain in effect after its initial term only as long as such continuance is approved for that Fund at least annually (i) by vote of the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to the Investment Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.

Each Investment Advisory Agreement may be terminated with respect to a Fund at any time without payment of any penalty, by a vote of a majority of the outstanding securities of that Fund (as defined in the 1940 Act) or by a vote of a majority of the Trust’s entire Board of Trustees on 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Trust. An Investment Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Advisor has agreed to waive and/or limit fees for each of Large Cap Growth Fund, Mid Cap Growth Fund, SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund, Value Fund, Quality Income Fund, Tax-Free Income Fund, and Access Fund pursuant to an Expense Limitation Agreement in order to maintain each Fund’s net annual operating expense for Class S at 1.00%, 1.10%, 1.25%, 1.08%, 1.30%, 1.07%, 1.03%, 0.68%, and 0.74%, respectively.

Advisory Fees Paid By Funds (except Access Fund). For the fiscal years ended September 30, 2005, 2006 and 2007, the amounts of the advisory fees earned by the Advisor and the amounts of the reduction in fees and reimbursement of expenses by the Advisor as a result of the expense limitations, were as follows:

	Fiscal Year ended September 30, 2007		Fiscal Year ended September 30, 2006		Fiscal Year ended September 30, 2005

	Contractual Advisory Fees	Advisory Fees Waived and/or Reimbursed by Advisor	Contractual Advisory Fees	Advisory Fees Waived and/or Reimbursed by Advisor	Contractual Advisory Fees	Advisory Fees Waived and/or Reimbursed by Advisor

LARGE CAP GROWTH FUND	$856,700	$219,411	$1,000,131	$251,881	$1,222,143	$593,150

MID CAP GROWTH FUND	$813,790	$134,998	$833,227	$149,335	$780,154	$206,484

SMID CAP GROWTH FUND	$73,462	$126,304	$81,489	$134,288	$99,878	$122,622

ENTERPRISE FUND	$3,394,630	$804,604	$3,495,796	$712,811	$3,485,187	$1,043,678

SMALL CAP CORE FUND	$782,216	$226,504	$775,032	$246,279	$830,083	$249,189

VALUE FUND	$2,397,318	$642,307	$2,766,295	$550,033	$3,296,559	$951,678

MICROCAP VALUE FUND	$3,219,175	$726,642	$2,291,702	$378,918	$2,109,371	$362,958

QUALITY FIXED INCOME FUND	$334,393	$391,077	$407,616	$485,301	$533,970	$562,424

TAX-FREE INCOME FUND	$162,175	$246,975	$186,075	$245,209	$218,829	$210,260

Prior Sub-Advisors. Prior to May 8, 2006, the Advisor, at its own expense, employed sub-advisors for certain Funds, as follows. Until March 31, 2006, Babson Capital Management LLC (“Babson Capital”) served as sub-advisor to Enterprise Fund and Small Cap Core Fund, pursuant to Investment Counsel Agreements with Voyageur. From April 1, 2006 through May 8, 2006, OFI Institutional Asset Management, Inc. (“OFI” and together with “Babson Capital,” the “Sub-Advisors”) served as sub-advisor to those funds pursuant to interim Investment Counsel Agreements with Voyageur. For these services, the Advisor paid the Sub-Advisors fees at the following annual rate based on the particular Fund’s average daily net assets: for each of Enterprise Fund and Small Cap Core Fund, 0.70% of the first $30 million and 0.50% of amounts in excess of $30 million respectively. Each Sub-Advisor is a wholly-owned subsidiary of MassMutual Financial Group, which is headquartered in Springfield, Massachusetts. MassMutual is considered to be a controlling person of each Sub-Advisor under the Investment Company Act of 1940, as amended.

For the period from April 1, 2006 to May 8, 2006 the Advisor paid OFI fees for its sub-advisory services amounting to: $206,264 for Enterprise Fund and $43,359 for Small Cap Core Fund. For the six month period ended March 31, 2006, the Advisor paid Babson Capital fees for its sub-advisory services amounting to: $950,899 for Enterprise Fund; $206,812 for Small Cap Core Fund; $196,600 for Microcap Value Fund; and $412,813 for Value Fund. For the fiscal year ended September 30, 2005, the Advisor paid Babson Capital fees for its sub-advisory services amounting to: $1,901,576 for Enterprise Fund; $439,303 for Small Cap Core Fund; $580,710 for Microcap Value Fund; and $1,359,866 for Value Fund.

Advisory Fees Paid By the Access Fund. Prior to [July 28, 2008], Access Capital Strategies LLC (“Access”), 419 Boylston Street, Suite 401, Boston, Massachusetts 02116, served as investment adviser and Voyageur served as sub-adviser to the Access

Fund. Effective [July 28, 2008], upon the reorganization of the Access Fund into the Fund, Access no longer provides advisory services to the Fund and Voyageur serves as investment adviser to the Fund.

For the fiscal years ended May 31, 2006 and 2007 and 2008, the amounts of the advisory fees earned by the predecessor fund’s advisor and the amounts of the reduction in fees and reimbursement of expenses by the Advisor as a result of the expense limitations, were as follows:

	Fiscal Year ended May 31, 2008				Fiscal Year ended May 31, 2007				Fiscal Year ended May 31, 2006

	Contractual Advisory Fees		Advisory Fees Waived and/or Reimbursed by Access		Contractual Advisory Fees		Advisory Fees Waived and/or Reimbursed by Access		Contractual Advisory Fees		Advisory Fees Waived and/or Reimbursed by Access

ACCESS FUND	$	____	$	____	$	____	$	____	$	____	$	____

Prior to [July 28, 2008], as sub-adviser, Voyageur received from Access an annual sub-advisory fee, payable monthly, at an annual rate of fifteen basis points (0.15%) of the Access Fund’s average gross monthly assets, less accrued liabilities other than indebtedness for borrowings. [For the fiscal years ended May 31, 2006, 2007 Access paid Voyageur fees for its sub-advisory services amounting to: $0, $947,516 and $[_____], respectively.]

Portfolio Manager Compensation

A portfolio manger’s compensation package may give rise to potential conflicts of interest. The management of multiple funds and accounts may give rise to potential conflicts of interest, for example, if the funds and accounts have different objectives, benchmarks, investment horizons and fees, or if they have overlapping objectives, benchmarks and time horizons. A portfolio manager may be required to allocate time and investment ideas across multiple funds and accounts. Each adviser has adopted policies and procedures designed to address these potential conflicts, including trade allocation policies and codes of ethics.

The following table provides information regarding other mutual funds and accounts, other than the Equity and Fixed Income Funds, for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of [September 30, 2007.]

Name of Fund	Portfolio Manager(s)	Number of Accounts	Value of Accounts	Number of Performance Fee Accounts	Value of All Performance Fee Accounts

Large Cap Growth Fund	Nancy M. Scinto Steve Rusnak	R- 3 P- 3 S-100	R-$ 106,102,712 P-$ 600,753,456 S-$4,464,751,577	R-0 P-0 S-0	R-$0 P-$0 S-$0

Mid Cap Growth	Nancy M. Scinto David J. Cox	R- 3 P- 3 S-100	R-$ 106,102,712 P-$ 600,753,456 S-$4,464,751,577	R-0 P-0 S-0	R-$0 P-$0 S-$0

SMID Cap Growth Fund	Forbes Watson Gordon Telfer	R- 3 P- 4 S-117	R-$ 243,090,413 P-$ 132,811,407 S-$5,527,949,087	R-0 P-0 S-1	R-$0 P-$0 S-$194,956,835

Enterprise Fund	Lance James George Prince	R-2 P-0 S-8	R-$ 414,209,309 P-$ 0 S-$ 154,371,795	R-0 P-0 S-0	R-$0 P-$0 S-$0

Small Cap Core Fund	Lance James	R-2 P-0 S-8	R-$ 414,209,309 P-$0 S-$ 154,371,795	R-0 P-0 S-0	R-$0 P-$0 S-$0

Value Fund	Bruce W. Kaser John M. Huber	R-1 P-3 S-18	R-$ 269,806,638 P-$ 338,663,356 S-$ 720,471,803	R-0 P-0 S-0	R-$0 P-$0 S-$0

Microcap Value Fund	Nancy M. Scinto David J. Cox	R-3 P-3 S-100	R-$ 106,102,712 P-$ 600,753,456 S-$4,464,751,577	R-0 P-0 S-0	R-$0 P-$0 S-$0

Quality Fixed Income Fund	James A. Norungolo John M. Huber	R-9 P-1 S-261	R-$14,431,055,411 P-$ 66,637,558 S-$ 9,269,690,140	R-0 P-0 S-0	R-$0 P-$0 S-$0

Tax-Free Income Fund	Raye C. Kanzenbach John M. Huber	R-9 P-1 S-261	R-$14,431,055,411 P-$ 66,637,558 S-$ 9,269,690,140	R-0 P-0 S-0	R-$0 P-$0 S-$0

Access Fund	John M. Huber David F. Sand Brian Svendahl

R= Registered Investment Companies
P=Pooled Investment Vehicles
S=Separately Managed Accounts

The following portfolio manager compensation information is presented as of the end of the Funds’ most recent fiscal year.

Voyageur Asset Management Overall Compensation Philosophy

Portfolio manager compensation consists of three components: a base salary, an annual bonus, and an incentive plan.

Voyageur calibrates salaries by position and gears them to be competitive in the national marketplace. Annual bonuses for all Voyageur employees are determined by two factors: the firm’s financial performance and individual performance. All portfolio managers, analyst and traders for both the equity and fixed income teams are compensated in the same manner for all accounts, whether or not they are mutual funds, separately managed accounts or pooled products. The criteria for calculating annual bonuses and incentive plan payouts for each portfolio management team (fixed and equity) is described below:

Voyageur’s Long Term Incentive plan covers key executives performing services for the Tamarack Funds. Each individual participating in the Long Term Incentive plan is issued performance units with a three-year cliff vesting. The value of these performance units at the time of vesting is tied to the cumulative operating results of the Royal Bank of Canada common stock (RY) over the vesting period. This plan serves as a proxy for ownership benefits.

Fixed Income Team

In addition to a base salary, each fixed income investment professional, which includes the Fixed Income Funds’ portfolio managers, is eligible to receive an annual performance bonus based on the performance of the portfolio styles the team manages versus their respective benchmarks and/or peer groups. 75% of the annual bonus is based on the fixed income team’s performance against these benchmarks and/or peer groups, with each different style being a weighted percent of the total 75% calculation. For the bonus component related to the performance of the Quality Fixed Income Fund, performance is based on Fund performance versus the Lipper peer group (pre-tax and gross of fees.) No bonus is calculated for this component if performance is less than that of the peer group median and is calculated based on one-year performance. The applicable benchmarks and/or Lipper peer groups are: the Lipper Corporate Debt Funds A Rated group for the Quality Fixed Income Fund and the Lehman Brothers Municipal 3-15 Year Blend Index for the Tax-Free Income Fund.

Fixed income professionals are also compensated on their performance versus subjective factors, including goal achievement, account responsibility, team responsibility, client focus, communications, attitude, and professionalism. These factors account for the remaining 25% of the annual bonus calculation. In addition, some employees are eligible for a bonus based on revenue growth above pre-determined levels.

The Fixed Income Teams do not participate in Voyageur’s Long Term Incentive plan. They participate in a separate incentive plan covering portfolio managers, analysts, and traders that provides them with a share of the operating profits (net of expenses, including base salary and bonus) generated by their division above a predetermined hurdle. This plan serves as a proxy for ownership.

Equity Teams

In addition to a base salary, each member of the Voyageur Chicago and Boston equity portfolio teams, which includes Voyageur Equity Fund portfolio managers, is eligible to receive an annual performance bonus based on the pre- tax, gross performance of each portfolio style the team manages against its respective benchmarks and peer groups. These are: the S&P® 500 and eVestment Alliance Large Cap Growth manager peer group for accounts managed in the large cap growth style, including the Large Cap Growth Fund, the Russell Midcap Growth Index and eVestment Alliance Mid Cap Growth manager peer group for accounts managed in the mid cap growth style, including the Mid Cap Growth Fund, the Russell 2500 Growth Index and an appropriate peer group of SMID cap growth managers for accounts managed in the SMID cap growth style, including the SMID Cap Growth Fund, the Russell 1000 Value Index and eVestment Alliance Large Cap Value manager peer group of accounts managed in the large cap value style, including Value Fund, and the Russell 2000 Index and Lipper Small Cap Core manager peer group for accounts managed in the small cap core value style, including Enterprise and Small Cap Core Funds. Calculations are based on performance versus these benchmarks and peer groups for both the one - and three - year periods. Three-year performance accounts for 2/3rds of the annual bonus calculation. Bonus calculations for co-portfolio managers who also provide stock analysis also include a component for performance of investment selections, based on the trailing twelve-month period.

The Equity teams do not participate in Voyageur’s Long Term Incentive plan. They participate in a separate incentive plan covering portfolio managers, analysts, and traders that provides them with a share of the operating profits (net of expenses, including base salary and bonus) generated by their division above a predetermined hurdle. This plan serves as a proxy for ownership.

Management Team’s Beneficial Ownership of the Funds

A portfolio manager’s beneficial ownership of a Fund is defined as the portfolio manager having the opportunity to share in any profit from transactions in the Fund, either directly or indirectly, as the result of any contract, understanding, arrangement, relationship or otherwise. Therefore, ownership of Fund shares by members of the portfolio manager’s immediate family or by a trust of which the portfolio manager is a trustee could be considered ownership by the portfolio manager. The reporting of Fund share ownership in this SAI shall not be construed as an admission that the portfolio manager has any direct or indirect beneficial ownership in the Fund listed. The table below shows each portfolio manager’s beneficial ownership of the Fund(s) under his or her management as of September 30, 2007.

PORTFOLIO MANAGERS HOLDINGS

Dollar Range of Fund Shares Beneficially Owned

Large Cap Growth Fund
Nancy M. Scinto	$10,001 - $50,000
Steve Rusnak	$100,001 - $500,000

Mid Cap Growth Fund
Nancy M. Scinto	$100,001 - $500,000
David J. Cox	$100,001 - $500,000

SMID Cap Growth Fund
Forbes Watson	None
Gordon Telfer	None

Enterprise Fund
Lance James	$10,001 - $50,000
George Prince	$100,001 - $500,000

Small Cap Core Fund
Lance James	$1 - $10,000

Value Fund
Bruce W. Kaser	None
Stuart A. (Sam) Lippe	None

Microcap Value Fund
Nancy M. Scinto	$10,001 - $50,000
David J. Cox	None

Quality Fixed Income Fund
James A. Norungolo	None
John M. Huber	None

Tax-Free Income Fund
Raye C. Kanzenbach	None
John M. Huber	None

Access Capital Community
Investment Fund

PROXY VOTING POLICIES

The Trust has adopted Proxy Voting Policies that delegate the responsibility for voting proxies to Wells Fargo Bank, N.A., the Trust’s Custodian, in accordance with its proxy voting guidelines, subject to oversight by the Trust’s Board of Trustees. The Proxy Voting Policies of the Trust and Wells Fargo Bank, N.A. are attached as Appendix B and Exhibit A, respectively.

The policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information on how the Funds voted these proxies during the most recent twelve-month period ended June 30, 2007 is available (i) without charge, upon request, by calling 1-800-422-2454; and (ii) on the SEC’s website at http://www.sec.gov.

DISTRIBUTION OF FUND SHARES

Tamarack Distributors Inc. (the “Distributor”) is principal underwriter for shares of the Equity Funds and Fixed Income Funds. The Distributor is located at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402. The Distributor is an affiliate of Voyageur. The Distributor serves pursuant to a Distribution contract, which specifies the obligations of the Distributor with respect to offers and sales of Fund shares. The Distribution contract provides, among other things, that the Distributor may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds’ shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

Each of the Equity Funds and Fixed Income Funds other than the Access Fund (collectively, the “Plan Funds”) has adopted a Plan of Distribution and Servicing (“Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to such Fund. Currently, each Plan applies to Classes A, C and R of each Plan Fund. The Plan permits each Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each covered Class, subject to limits as listed in the following chart, which shows the maximum Plan fee rate for each Class.

	Class A	Class C	Class R

12b-1 Plan Fee	0.50%*	1.00%	0.50%

* The Distributor has contractually agreed to limit Class A 12b-1 fees to 0.25% for the Funds until at least January 31, 2009. In addition, while the Plan contains a 0.50% annual limit, the Trustees currently have approved an annual limit of 0.25%.

Plan fees are based on average annual daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined in applicable rules of the National Association of Securities Dealers. A Plan fee may be waived voluntarily, in whole or in part, by the Distributor, subject to applicable legal requirements.

Covered costs and expenses include: (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (ii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (iv) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (v) such other similar services as an executive officer of the Trust determines to be reasonably calculated to result in the sale of shares of a Plan Fund.

Each Plan contains standard provisions conforming to the requirements of Rule 12b-1, requiring quarterly reports to the Board regarding expenses under the Plan, and provisions regarding the commencement, continuation, amendment and termination of the Plan. Any agreement related to the Plan shall be in writing and contain standard provisions conforming to the requirements of Rule 12b-1 regarding commencement, continuation, amendment and termination.

Each Plan provides that it may not be amended to increase materially the costs which the Plan Funds or a class of shares of the Plan Funds may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plans must be approved by the Board of Trustees, and by the Trustees who are neither “interested persons” (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the particular Plan or any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust have been committed to the discretion of the Trustees who are not “interested persons” of the Trust. The Plans with respect to each of the Plan Funds were approved by the Board of Trustees and by the Trustees who are neither “interested persons” nor have any direct or indirect financial interest in the operation of any Plan (“Plan Trustees”) at an in-person meeting held December 16, 2005. Prior to the Reorganization, the Plans for the predecessors to the Plan Funds, except Large Cap Growth Fund and SMID Cap Growth Fund were approved by the Board of Directors of the predecessor funds and by the plan directors who were neither “interested persons” nor had any direct or indirect financial interest in the operation of any Plan (“Plan Director”), by vote cast in person at a April 26, 1994 meeting called for the purpose of voting on the Plans, and by the sole shareholder of each class of shares of each of those Plan Funds on April 26, 1994. The Plan with respect to Large Cap Growth Fund, and SMID Cap Growth Fund, respectively, was approved by the Board of Directors and by the plan directors of the predecessor funds by vote cast in person at meetings held July 24, 1996, January 29, 1997 and April 27, 1998 called for the purpose of voting on that Plan, and by the sole shareholder of each class of shares of the predecessors to Large Cap Growth Fund and SMID Cap Growth Fund on July 24, 1996 and January 29, 1997, respectively. The Plan with respect to the predecessor to Quality Fixed Income Fund was approved by the Board of Directors and the plan directors by vote cast in person at a meeting held January 27, 1999. (Due to a change in applicable regulatory requirements, initial shareholder approval was not required for the predecessor to Quality Fixed Income Fund.) The continuance of the Plans is subject to similar annual approval by the Trustees and the Plan Trustees. Each Plan is terminable with respect to a class of shares of a Plan Fund at any time by a vote of a majority of the Plan Trustees or by vote of the holders of a majority of the shares of the class. The Board of Trustees has concluded that there is a reasonable likelihood that the Plans will benefit the Plan Funds and their shareholders.

The Plans are designed to enhance distribution and sales of the Plan Funds and increase assets in the Plan Funds, benefiting Plan Fund shareholders by permitting potential economies of scale in service provider fees.

For the fiscal year ended September 30, 2007, 12b-1 fees were paid by the Funds as shown in the following table. All of the amounts shown were paid as compensation to service organizations and broker/dealers for services in connection with distribution of Fund shares.

	Class A Shares	Class C Shares	Class R Shares

Large Cap Growth Fund	$11,447	$338	$53

Mid Cap Growth Fund	100,347	19,860	54

SMID Cap Growth Fund	13,551	333	226

Enterprise Fund	49,077	24,946	261

Small Cap Core Fund	6,113	5,261	79

Value Fund	1,416	234	22

Microcap Value Fund	98,078	34,381	2,457

Quality Fixed Income Fund	1,038	36	37

Tax-Free Income Fund	178	33	18

Access Fund	NA	NA	NA

Additional Payments. The Distributor, Administrator and/or Advisor may make additional payments, out of their own resources and at no additional cost to the Funds or their shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services; the distribution of the Funds’ shares; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in the Funds’ shares). No one factor is determinative of the type or amount of such additional payments to be provided and all factors are weighed in the assessment of such determination. Generally, no Intermediary is precluded from considering any of these factors in negotiating such additional payments on its behalf and, unless otherwise disclosed as a special arrangement, no Intermediary is precluded from negotiating the same or similar additional payments arrangement on the same terms as another Intermediary. The Administrator and/or Advisor also may make inter-company payments out of its own resources, and at no additional cost to the Funds or shareholders, to RBC Capital Markets Holdings (USA) Inc., in recognition of administrative and distribution-related services provided by RBC Capital Markets Holdings (USA) Inc. to shareholders. In addition, certain Intermediaries may receive fees from the Funds for providing recordkeeping and other services for individual shareholders and/or retirement plan participants. Financial consultants and other registered representatives of Intermediaries may receive compensation payments from their firms in connection with the distribution or servicing of Fund shares.

ADMINISTRATIVE SERVICES

Voyageur serves as Co-Administrator to the Funds. Voyageur provides certain administrative services necessary for the operation of the Funds, including among other things, (i) responding to inquiries from shareholders, brokers, dealers and registered representatives of the Funds, (ii) preparing the Trust’s registration statement, proxy statements and all annual and semi annual reports to Fund shareholders and (iii) general supervision of the operation of the Funds, including coordination of the services performed by the Funds’ Advisor, Distributor, custodians, independent accountants, legal counsel and others. In addition, Voyageur furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds’ officers, employees and Trustees affiliated with Voyageur. For administrative services provided to the Equity and Fixed Income Funds, Voyageur receives from each Equity and Fixed Income Fund a fee, payable monthly, at the annual rate of 0.075% of each Equity and Fixed Income Fund’s average daily net assets.

PFPC serves as Co-Administrator to the Funds and provides facilities, equipment and personnel to carry out certain administrative services related to the Funds. PFPC also serves as the fund accounting agent for each of the Funds and provides certain accounting services such as computation of the Funds’ net asset value and maintenance of the Funds’ books and financial records. PFPC receives a fee for its services payable by the Funds based on the Funds’ average net assets. PFPC became the Funds’ co-administrator and fund accounting agent on October 8, 2007. PFPC did not receive any fees from the Access Fund for the fiscal year ended [May 31, 2008] or from the other Funds for the fiscal year ended September 30, 2007.

For the fiscal years ended September 30, 2005, 2006 and 2007, the administration fees paid to Voyageur for each Fund were as follows:

Administration Fees – Equity Funds

Fiscal Year Ended	Large Cap Growth Fund	Mid Cap Growth Fund	SMID Cap Growth Fund	Enterprise Fund	Small Cap Core Fund	Value Fund	Microcap Value Fund

September 30, 2007	$122,384	$116,255	$10,494	$360,511	$70,245	$282,034	$357,682

September 30, 2006	$142,874	$119,031	$11,641	$371,752	$69,448	$325,443	$254,631

September 30, 2005	$174,590	$111,449	$14,268	$370,584	$75,576	$234,372	$387,827

Administration Fees – Fixed Income Funds

Fiscal Year Ended	Quality Fixed Income Fund	Tax-Free Income Fund	Access Fund

September 30, 2007	$55,732	$19,079	N/A

September 30, 2006	$67,935	$21,891	N/A

September 30, 2005	$88,994	$25,744	N/A

The PFPC Administration and Accounting Services Agreement was approved by the Board of Trustees, including a majority of Trustees who are not parties to the Agreement or interested persons of such parties, by unanimous written consent dated September 7, 2007.. The PFPC Administration and Accounting Services Agreement may be terminated with respect to any Fund at any time, without the payment of any penalty, by the Board or by the vote of a majority (as defined in the 1940 Act) of that Fund, or by the Administrator, upon sixty days written notice to the other party.

DETERMINATION OF NET ASSET VALUE

The net asset value per share for each class of shares of each Fund normally is determined, and its shares are priced, at the close of each business day for the New York Stock Exchange (“NYSE”), or 4:00 Eastern time, whichever is earlier (“Value Time”), on days that the NYSE is open or on days the primary trading markets for the Funds’ portfolio instruments are open (“Value Date”). The net asset value per share of each class of shares of the Funds is computed by dividing the value of net assets of each class (i.e., the value of the assets less the liabilities) by the total number of such class’s outstanding shares. All expenses, including fees paid to the Advisor and Administrator, are accrued daily and taken into account for the purpose of determining the net asset value.

Portfolio Security Valuation. The value of an equity security traded on one or more U.S. exchanges (and not subject to restrictions against sale by the Fund on such exchanges) will be valued at the last available quoted sale price on the primary trading exchange for the security as of the Value Time on the Value Date. If there was no sale on the primary exchange on the Value Date, the most recent bid shall be used. Securities for which the NASDAQ Stock Market, Inc. (“NASDAQ”) provides a NASDAQ Official Closing Price (“NOCP”) will be valued at the NOCP as originally computed for each Value Date, or, if such NOCP for that day is corrected, at the corrected NOCP. Over-the-counter common and preferred stocks quoted on NASDAQ or in another medium for which no NOCP is calculated by NASDAQ and securities traded on an exchange for which no sales are reported on the Value Date are valued at the most recent bid quotation on the Value Date on the relevant exchange or market as of the Value Time. Investment company securities are valued at the net asset value per share calculated for such securities on the Value Date. Equity securities for which market quotations (i) are not readily available or (ii) do not accurately reflect the value of the securities, as determined by the Advisor, are valued at fair value using the Trust’s pricing and valuation procedures. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations.

Debt securities will generally be priced at the value determined by an approved pricing agent using matrix pricing or its proprietary calculation model. Such securities are considered to be fair valued; however, because the prices are provided by an independent approved pricing agent, the Trust’s fair value procedures need not be followed. If a price provided by an approved pricing agent appears to be unreliable, is unavailable or does not represent the fair current market value of the security, the fund accounting agent will contact the Advisor and ask them to identify a broker who covers the security and can provide a reliable market quotation. The appropriateness of the continued use of the broker for this purpose will be reviewed by the pricing committee and reported to the Valuation Committee at its next meeting. Securities with fewer than 61 days to maturity at the time of purchase will be valued at amortized cost, unless such method is determined by the pricing committee to be inappropriate due to credit or other impairments of the issuer.

Generally, foreign equity and fixed income securities denominated in foreign currencies are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trading activity, the securities will be valued at the last bid quotation. The value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation as of the Value Time.

Other types of securities and assets owned by a Fund (for example, options, futures, rights and warrants) are valued using procedures contained in the Trust’s pricing and valuation procedures.

If the value of a given security or other asset of a Fund cannot be determined on the basis of the pricing methodologies described above, the value will be determined in a manner that most fairly reflects the security’s (or asset’s) “fair value,” which is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination will be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. A significant valuation event may include one or more of the following: (i) a significant event affecting the value of a security or other asset of the Fund that is traded on a foreign exchange or market has occurred between the time when the foreign exchange or market closes and the Value Time; (ii) one or more markets in which a security or other asset of the Fund trades is closed for a holiday on a Fund Value Date or, has closed or is disrupted as a result of unusual or extraordinary events (e.g., natural disasters, civil unrest, imposition of capital controls, etc.); (iii) there is an unusually large movement, between the Value Time on the previous day and today’s Value Time, in the value of one or more securities indexes that the Fund uses as a “benchmark” or that are determined by the Pricing Committee to be relevant to the Fund’s portfolio investments; or (iv) some other market or economic event (e.g., a bankruptcy filing) would cause a security or other asset of the Fund to experience a significant change in value. If it has been determined that a significant valuation event has occurred, the Board may value each security pursuant to the Trust’s fair value pricing procedures.

PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreements, the Advisor places orders for the purchase and sale of portfolio investments for the Funds’ accounts with brokers or dealers it selects in its discretion.

Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded other than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Funds, the Advisor or the Distributor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC or the transaction complies with requirements of certain SEC rules applicable to affiliated transactions.

Trade Allocation and Aggregation

Investment decisions for the Funds, and for the other investment advisory clients of the Advisor, are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. At times, two or more clients may also simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Advisor is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Trading Costs

Trading involves transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. The Funds may purchase securities during an underwriting, which will include an underwriting fee paid to the underwriter. Purchases and sales of common stocks are generally placed by the Advisor with broker-dealers which, in the judgment of the Advisor provide prompt and reliable execution at favorable security prices and reasonable commission rates.

In effecting purchases and sales of portfolio securities for the account of a Fund, the Advisor will seek the best execution of the Fund’s orders.

The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust’s Board of Trustees, the Advisor is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Advisor to obtain the best results taking into account the broker-dealer’s general execution and operational facilities, the type of transaction involved and other factors such as the dealer’s risk in positioning the securities. While the Advisor generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Broker-Dealer Selection

Many factors affect the selection of a broker, including the overall reasonableness of commissions paid to a broker, the firm’s general execution and operational capabilities, its reliability and financial condition. Additionally, some of the brokers with whom Voyageur effects transactions may have also referred investment advisory clients to Voyageur. However, any transactions with such brokers will be subject to best execution obligations. Voyageur may not consider sales of Tamarack Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Tamarack Funds.

Consistent with achieving best execution, a Fund may participate in “commission recapture” programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Fund’s Board of Trustees, the Advisor is responsible for the selection of brokers or dealers with whom a Fund executes trades and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in a commission recapture program is not expected to have a material impact on either expenses or returns of those Funds utilizing the program.

The Advisor may cause a Fund to pay commissions higher than another broker-dealer would have charged for effecting the same transaction if the Advisor believes the commission paid is reasonable in relation to the value of the brokerage and research services provided by the broker. In other words, the Advisor may use client commissions or “soft dollars” to obtain proprietary research (research prepared by the broker-dealer executing the client transactions), third-party research or brokerage services that benefit the Advisor and its client accounts. The Advisor’s use of soft dollars will be consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “Act”) and the Advisor will determine that the value of the research or brokerage service obtained is reasonable in relation to the commissions paid.

The Advisor may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Advisor. By allocating transactions in this manner, the Advisor can supplement their research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The advisory fees paid by the Funds are not reduced because the Advisor and their affiliates receive such services.

The following table shows total brokerage commissions paid by the Funds in the last three fiscal periods.

	Fiscal Year Ended

Fund	September 30, 2007	September 30, 2006	September 30, 2005

Large Cap Growth Fund	$68,386	$119,328	$148,062

Mid Cap Growth Fund	96,203	63,708	92,680

SMID Cap Growth Fund	27,728	9,471	25,247

Enterprise Fund	472,840	521,945	591,778

Small Cap Core Fund	123,622	128,831	140,114

Value Fund	725,778	386,161	312,076

Microcap Value Fund	342,462	314,293	99,120

Quality Fixed Income Fund	—	—	—

Tax-Free Income Fund	—	—	—

Access Fund	—	—	—

Information about any brokerage commissions paid by a Fund in the last three fiscal periods to affiliated broker-dealers is contained in the following table.

		Fiscal Year Ended September 30, 2007	Fiscal Year Ended September 30, 2006	Fiscal Year Ended September 30, 2005

Fund	Affiliated Broker	Aggregate Amount of Commissions Paid to Broker	Aggregate Amount of Commissions Paid to Broker	Aggregate Amount of Commissions Paid to Broker

Large Cap Growth Fund	None	N/A	N/A	N/A

Mid Cap Growth Fund	None	N/A	N/A	N/A

SMID Cap Growth Fund	None	N/A	N/A	N/A

Enterprise Fund	RBC Dominion Securities(1)	$0	$810	$0

Small Cap Core Fund	RBC Dominion Securities(1)	$0	$161	$50

	RBC Capital Markets Holdings (USA) Inc.(1)	$0	$245	$0

Value Fund	RBC Dominion Securities(1)	$0	$260	$0

Microcap Value Fund	None	N/A	N/A	N/A

Quality Fixed Income Fund	None	N/A	N/A	N/A

Tax-Free Income Fund	None	N/A	N/A	N/A

Access Fund	N/A	N/A	N/A	N/A

(1) RBC Dominion Securities and RBC Capital Markets Holdings (USA) Inc. are affiliates of the Funds’ investment adviser.

As of September 30, 2007, the following Funds held investments in securities of their regular broker-dealers:

Fund	Issuer	Aggregate Value of Issuer’s Securities Owned as of 9/30/07

Large Cap Growth Fund	Deutsche Bank	$2,800,000

Mid Cap Growth Fund	Deutsche Bank	2,100,000

SMID Cap Growth Fund	None	N/A

Enterprise Fund	Deutsche Bank	11,000,000

Small Cap Core Fund	Deutsche Bank	1,100,000

Value Fund	Bank of America	9,224,545
	Deutsche Bank	3,500,000
	Goldman Sachs Group	4,423,663
	JP Morgan Chase & Co.	5,714,212
	Morgan Stanley	3,458,070
	Wachovia	5,421,817
	Wells Fargo	4,867,473

Microcap Value Fund	Deutsche Bank	15,400,000

Quality Fixed Income Fund	Bank of America	2,744,469
	Bear Stearns	492,267
	CS First Boston	151,328
	JP Morgan Chase	1,031,198
	Merrill Lynch & Co.	1,324,827
	Morgan Stanley	1,262,793
	Wachovia	353,108
	Wells Fargo	445,343

Tax-Free Income Fund	None	N/A

Access Fund	None	N/A

PORTFOLIO TURNOVER

Changes may be made in the Funds’ portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of total purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities. Higher portfolio turnover rates may result in higher brokerage expenses. The portfolio turnover rates for each of the Trust’s Funds, except the Money Market Funds, during the last two fiscal years are set forth in the Financial Highlights section of each Fund’s Prospectus.

TAXATION

Each of the Funds intends to qualify and elect annually to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, a Fund must for each taxable year (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, income from certain publicly traded partnerships or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of any two or more issuers which the Fund controls and which are engaged in the same or similar or related trades or businesses or in the securities of certain publicly traded partnerships. In addition, a Fund must, in each year, distribute an amount at least equal to the sum of 90% of its investment company taxable income plus 90% of its net tax-exempt income. By meeting these requirements, a Fund generally will not be subject to Federal income tax on its investment company taxable income and net capital gains which are distributed to shareholders. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions of earnings and profits will be taxed to shareholders as ordinary income.

Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed or taxed during such years. A distribution, including an “exempt-interest dividend,” will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be reportable by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

The following table lists the capital loss carry-forwards available to the Tamarack Equity Funds and Fixed Income Funds as of September 30, 2007.

Fund Name	Amount	Expires
Large Cap Growth	$14,484,487	2008
Large Cap Growth	$9,673,722	2009
Large Cap Growth	$2,915,217	2010

As a result of certain reorganization transactions occurring on April 16, 2004, pursuant to which certain other open-end investment companies (or portfolios thereof) were combined into the predecessors to Large Cap Growth Fund and Quality Fixed Income Fund, the ability of these Funds to offset capital gains with any resulting net capital loss carry-forwards may be limited.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. A portion of the dividends received by individual shareholders from certain Funds may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations. A portion of distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. Distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses), if any, designated by a Fund as capital gain dividends will generally be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions. The lower tax rates for qualified dividend income and long-term capital gains is currently scheduled to expire after 2010.

Distributions by a Fund reduce the net asset value of the Fund’s shares. Should a distribution reduce the net asset value below a stockholder’s cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets held by the shareholder. Such gain or loss will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

In some cases, shareholders of a Fund will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a “reinvestment right” received upon the initial purchase of Fund shares. The term “reinvestment right” means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called “section 1256 contracts.” With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Generally, the hedging transactions undertaken by a Fund may result in “straddles” for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

Certain of the debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. Original issue discount on an obligation, the interest from which is exempt from Federal income tax, generally will constitute tax-exempt interest income.

Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security, including a tax-exempt debt security, having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase, decrease, or eliminate the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an “excess distribution” received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund’s holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to stockholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. Each Fund’s intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country.

The Funds are required to report to the Internal Revenue Service (“IRS”) all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 28% (“backup withholding”) in the case of non-exempt shareholders if: (1) the shareholder fails to furnish the Funds with and to certify the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder’s U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

TAX-FREE INCOME FUND (the “Tax-Free Fund”). The Tax-Free Fund intends to manage its portfolio so that it will be eligible to pay “exempt-interest dividends” to shareholders. The Fund will so qualify if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of state, municipal, and certain other securities, the interest on which is exempt from the regular Federal income tax. To the extent that the Tax-Free Fund’s dividends distributed to shareholders are derived from such interest income and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder’s gross income for Federal income tax purposes. Exempt-interest dividends, however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their social security benefits and certain railroad retirement benefits. The Tax-Free Fund will inform shareholders annually as to the portion of the distributions from the Fund which constitute exempt-interest dividends. In addition, for corporate shareholders of the Tax-Free Fund, exempt-interest dividends may comprise part or all of an adjustment to alternative minimum taxable income for purposes of the alternative minimum tax and the environmental tax under sections 55 and 59A. Exempt-interest dividends that are attributable to certain private activity bonds, while not subject to the regular Federal income tax, may constitute an item of tax preference for purposes of the alternative minimum tax.

To the extent that the Tax-Free Fund’s dividends are derived from its investment company taxable income (which includes interest on its temporary taxable investments and the excess of net short-term capital gain over net long-term capital loss), they are considered ordinary (taxable) income for Federal income tax purposes. Such dividends will not qualify for the dividends-received deduction for corporations. Distributions, if any, of net capital gains (the excess of net long-term capital gain over net short-term capital loss) designated by the Tax-Free Fund as capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has owned shares of the Fund.

Upon redemption, sale or exchange of shares of the Tax-Free Fund, a shareholder will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder’s tax basis for the shares.

Deductions for interest expense incurred to acquire or carry shares of the Tax-Free Fund may be subject to limitations that reduce, defer, or eliminate such deductions. This includes limitations on deducting interest on indebtedness properly allocable to investment property (which may include shares of the Fund). In addition, a shareholder may not deduct a portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company (such as the Tax-Free Fund) paying exempt-interest dividends. Such disallowance would be in an amount which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends, excluding net capital gain dividends received by the shareholder. Under rules issued by the IRS for determining when borrowed funds are considered used for the purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

Opinions relating to the validity of municipal securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuers. The Funds, the Advisor and their affiliates, and the Funds’ counsel make no review of proceedings relating to the issuance of state or municipal securities or the bases of such opinions.

Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Tax-Free Fund since the acquisition of shares of the Fund may result in adverse tax consequences to them. In addition, all shareholders of the Tax-Free Fund should consult their tax advisors about the tax consequences to them of their investments in the Fund.

Changes in the tax law, including provisions relating to tax-exempt income, frequently come under consideration. If such changes are enacted, the tax consequences arising from an investment in the Tax-Free Fund may be affected. Since the Funds do not undertake to furnish tax advice, it is important for shareholders to consult their tax advisors regularly about the tax consequences to them of investing in one or more of the Funds.

OTHER INFORMATION

CAPITALIZATION

The Trust is a Delaware statutory trust established under a Certificate of Trust dated December 16, 2003 and currently consists of fifteen separately managed portfolios, each of which offers one or more classes of shares. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies), or additional classes of shares, at any time in the future. Establishment and offering of additional portfolios or classes will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund or class, each shareholder is entitled to receive his pro rata share of the net assets of that Fund or class.

Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Access Fund, was a non-diversified, continuously offered closed-end interval management investment company incorporated in Maryland on May 14, 1997. Upon inception, the predecessor fund had elected status as a business development company under the 1940 Act until withdrawing its election on May 30, 2006, and registering as a continuously offered, closed-end interval fund under the 1940 Act. On [July 28, 2008], the predecessor fund was reorganized into the Access Fund, a non-diversified separate series of the Trust.

VOTING RIGHTS

The Trust is an open-end investment management company and under the Agreement and Declaration of Trust is not required to hold annual meetings of each Fund’s shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Agreement and Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, under applicable law, the Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

Each Fund may vote separately on matters affecting only that Fund, and each class of shares of each Fund may vote separately on matters affecting only that class or affecting that class differently from other classes.

The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

OTHER SERVICE PROVIDERS

Wells Fargo Bank, N.A., Wells Fargo Center, 733 Marquette Avenue South, Minneapolis, Minnesota 55479, acts as custodian of the Trust’s assets. Wells Fargo is responsible for the safekeeping of Trust assets and for providing related services.

Boston Financial Data Services, Inc, located at The Poindexter Building, 330 West 9th Street, Kansas City, Missouri 64105 (“BFDS”), serves as the transfer agent for the Equity Funds and Fixed Income Funds.

PFPC Inc., 760 Moore Road, King of Prussia, PA 19406, provides administrative and fund accounting services to the Funds pursuant to an Administration and Accounting Services Agreement.

[INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM]

[          ], 111 South Wacker Drive, Chicago, Illinois 60606, was selected by the Board of Trustees to serve as the independent registered public accounting firm for the Funds (other than the Access Fund) for the fiscal year ended September 30, 2007. [          ] served as the Access Fund’s independent registered public accounting firm for the fiscal year ended May 31, 2007. [          ] provides audit services and assistance and consultation in connection with review of certain SEC filings.

COUNSEL

Dechert LLP, 30 Rockefeller Plaza, New York, NY 10112-2200, advises upon certain legal matters in connection with the shares offered by the Trust and also acts as counsel to the Trust.

Stradley, Ronon, Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia PA 19103, serves as counsel to the Independent Trustees.

CODE OF ETHICS

The Trust, the Advisor, and the Distributor have each adopted a code of ethics, as required by applicable law, designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

It is the policy of the Trust to disclose nonpublic Fund portfolio holdings information only where there is a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. It is also the Trust’s policy that no compensation or other consideration may be received by the Trust, its adviser or any other party in connection with such disclosures. The related procedures are reasonably designed to prevent the use of portfolio holdings information to trade against a Fund, or otherwise use the information in a way that would harm a Fund, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

The Trust makes portfolio holdings information publicly available in three different ways. With respect to all Funds, complete portfolio holdings information as of the second and fourth fiscal quarter-ends is available in the Funds’ semi-annual and annual reports, which are sent to shareholders and are contained in the Funds’ Form N-CSR filings, which are available at the SEC’s website, www.sec.gov. All Funds other than the money market funds also file Form N-Q which contains complete portfolio holdings as of the first and third fiscal quarter-ends and is similarly available on the SEC’s website. In addition to this, all Funds other than the money market funds also make certain portfolio securities information available on their website which is accessed by using the Funds’ link at www.voyageur.net. Within 15 days of month-end, such Fund’s top ten holdings and related weightings, the total number of Fund holdings and a Fund’s sector/industry weightings (all as of month-end) are posted until replaced by the next month’s information. Within 10 business days of calendar quarter-end, such Fund’s complete portfolio holdings and their weightings are posted until replaced by the next quarter’s information.

Once portfolio holdings information has been made public, it may be provided to any third party as of the next business day, including actual and prospective individual and institutional shareholders, intermediaries and affiliates of the Advisor.

The Trust also provides Fund portfolio holdings information outside of the public disclosure described above. Such information is only provided where there is a legitimate business purpose for doing so and the recipient has a duty of confidentiality, including the duty to not trade on such information. Such duty may be based on the recipient’s status (e.g., a fiduciary) or on a legally-binding agreement between the Trust (or its authorized representative) and the recipient.

Nonpublic holdings information may not be provided without the approval of the Trust’s President. The President will only approve such disclosure after (1) concluding that disclosure is in the best interests of a Fund and its shareholders, including considering any conflicts of interest presented by such disclosure and (2) ensuring that the recipient has a duty by virtue of status or contract to maintain the confidentiality of the information and not to trade on it.

The Trust has certain ongoing arrangements to provide nonpublic holdings information. No compensation or other consideration is received by the Trust, the Advisor or any other party in connection with such arrangements. The following list addresses the recipients of such information as of the date of this SAI.

Advisor: Nonpublic holdings information and information derived therefrom is provided on a continuous basis to Advisor employees who have a need to know the information in connection with their job responsibilities, such as investment, compliance, and operations personnel, without prior specific approval. Such individuals are prohibited from trading on the basis of nonpublic holdings information and are subject to the reporting and monitoring obligations of the Advisor’s Code of Ethics and the Fund’s Code of Ethics.

Trust Board of Trustees: Nonpublic holdings information and information derived therefrom may be provided on a quarterly or more frequent basis to the Fund’s Board of Trustees, particularly in connection with quarterly Board meetings. Such individuals are prohibited from trading on the basis of Nonpublic Holdings Information and are subject to the reporting and monitoring obligations of the Fund’s Code of Ethics.

Trust Service Providers: The Trust’s custodian, transfer agent, co-administrators, distributors, financial printer, website provider and the like may receive nonpublic holdings information on a continuous or other periodic basis, provided that such organization has entered into a written agreement with the Fund to maintain the information in confidence and use the information only for the purpose for which it is provided, and not to trade on the basis of such information. For example, the Trust’s website provider receives complete Fund holdings on a monthly basis with a four-day delay.

The Trust’s outside counsel, independent trustees’ counsel and independent registered public accounting firm may receive nonpublic holdings information in connection with their services to the Trust, particularly with respect to quarterly Board meetings and the annual fund audits. Each of these is subject to pre-existing fiduciary duties or duties of confidentiality arising from established rules of professional responsibility and ethical conduct.

Fund Ranking and Ratings Organizations: Nonpublic holdings information may be provided to organizations that provide mutual fund rankings, ratings and/or analysis. Currently, the Trust has such an arrangement with Lipper, which receives complete holdings information on a monthly basis with a 10-day delay. Lipper has entered into a written agreement with the Trust to maintain the information in confidence and use the information only for the purpose for which it is provided, and not to trade on the basis of any such information that is material nonpublic information.

When Required by Applicable Law: Nonpublic holdings information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

On annual basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees on the operation of these policies and procedures, including a list of all parties receiving material non-public portfolio holdings information. On a quarterly basis, the Trust’s Chief Compliance Officer will report to the Board of Trustees regarding all approvals for disclosure of material nonpublic information during the previous period.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

The Reports of the Independent Registered Public Accounting Firm and financial statements of the Funds (other than the Access Fund) included in their most recent Annual Reports dated September 30, 2007, are incorporated herein by reference to such Reports. Copies of such Annual Reports are available without charge upon request by writing to Tamarack Funds Trust, 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, or telephoning (800) 422-2766 or on the Funds’ website at www.voyageur.net.

The financial statements for the periods ended September 30, 2007 in the Annual Reports for the Equity Funds and Fixed Income Funds (other than the Access Fund) and incorporated by reference into this Statement of Additional Information have been audited by [          ], independent registered public accounting firm, and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.

The Report of the Independent Registered Public Accounting Firm and financial statements of the Access Fund included in its most recent Annual Report dated May 31, 2007 and the unaudited financial statements of the Access Fund included in its most recent Semi-Annual Report dated November 30, 2007, are incorporated herein by reference to such Reports. Copies of such Annual Report and Semi-Annual Report are available without charge upon request by writing to [Tamarack Funds Trust, 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, or telephoning (800) 422-2766 or on the Funds’ website at www.voyageur.net.]

The financial statements for the period ended May 31, 2007 in the Annual Report for the Access Fund and incorporated by reference into this Statement of Additional Information have been audited by [          ], independent registered public accounting firm, and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. The unaudited financial statements for the period ended November 30, 2007 in the Semi-Annual Report of the Access Fund is also incorporated by reference into this Statement of Additional Information.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR THIS STATEMENT OF ADDITIONAL INFORMATION OR INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS SAI OR THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

APPENDIX A

RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”):

Aaa — Bonds which are rated Aaa are judged to be of the highest quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S RATINGS GROUP (“S&P”):

AAA — This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA — Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A — Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

BB, B, CCC, CC-, C — Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB — Bonds rated BB have less near-term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — Bonds rated B have a greater vulnerability to nonpayment than obligations rated ‘BB’ but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC — A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated CC is currently highly vulnerable to nonpayment.

C — The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR — An issuer designated NR is not rated.

The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES

MOODY’S:

Moody’s rating for state, municipal and other short-term obligations will be designated Moody’s Investment Grade (“MIG”). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

Symbols used are as follows:

MIG-1/VMIG 1 — This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG-2/VMIG 2 — This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3/VMIG 3 — This designation denotes acceptable quality. All security elements are accounted for but there is a lacking in the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG — This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

S&P:

A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

— Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

— Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 — Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

MOODY’S:

Prime – 1 (P-1) — Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in will-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime - 2 (P-2) — Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime - 3 (P-3) — Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

WR - Withdrawn

S&P:

A-1 — An obligor rated “A-1” has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor’s. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 — An obligor rated “A-2” has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 — An obligor rated “A-3” has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B — An obligor rated “B” is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C — An obligor rated “C” is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

D — An obligor rated “D” is in payment default. The “D” rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R. — An issuer designated N.R. is not rated.

INTERNATIONAL LONG-TERM CREDIT RATINGS

FITCH INVESTORS SERVICE, INC. (“FITCH”):

International Long-Term Credit Ratings are more commonly referred to as simply “Long-Term Ratings.” International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state’s currency and jurisdiction. The following scale applies to foreign currency and local currency ratings.

Investment Grade

AAA — HIGHEST CREDIT QUALITY. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — VERY HIGH CREDIT QUALITY. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — HIGH CREDIT QUALITY. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB — GOOD CREDIT QUALITY. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB — SPECULATIVE. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B — HIGHLY SPECULATIVE. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C — HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D — DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. ‘DD’ indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

Notes: — “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ category or to categories below ‘CCC’. ‘NR’ indicates that Fitch Ratings does not publicly rate the issuer or issue in question. ‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced. Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period. A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as “evolving”.

NATIONAL LONG-TERM CREDIT RATINGS

FITCH:

National Ratings are an assessment of credit quality relative to the rating of the “best” credit risk in a country. This “best” risk will normally, although not always, be assigned to all financial commitments issued or guaranteed by the sovereign state.

A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, in the table below.

AAA(xxx) — ‘AAA’ national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the “best” credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) — ‘AA’ national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country’s highest rated issuers or issues.

A(xxx) — ‘A’ national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) — ‘BBB’ national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

BB(xxx) — ‘BB’ national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) — ‘B’ national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xsx), C(xxx) — These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx) — These categories of national ratings are assigned to entities or financial commitments which are currently in default.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

FITCH:

International Short-Term Credit Ratings are more commonly referred to as simply “Short-Term Ratings”. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following scale applies to foreign currency and local currency ratings.

International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state’s currency and jurisdiction.

F1 — HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 — FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in reduction to non-investment grade.

B — SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C — HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D — DEFAULT. Denotes actual or imminent payment default.

NOTES — “+” may be appended to an ‘F1’ rating class to denote relative status within the category. ‘NR’ indicates that Fitch Ratings does not publicly rate the issuer or issue in question. ‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced. Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

NATIONAL SHORT-TERM CREDIT RATINGS

FITCH:

National Ratings are an assessment of credit quality relative to the rating of the “best” credit risk in a country. This “best” risk will normally, although not always, be assigned to all financial commitments issued or guaranteed by the sovereign state.

A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, in the table below.

F1(xxx) — Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a “+” is added to the assigned rating.

F2(xxx) — Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) — Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) — Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) — Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx) — Indicates actual or imminent payment default.

Note to National Short-Term Ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

APPENDIX B

TAMARACK FUNDS TRUST

Proxy Voting Policies and Procedures
(Effective Date: July 2005)

i. STATEMENT OF PRINCIPLE

          The Trust seeks to assure that proxies received by the Trust or its delegate are voted in the best interests of the Trust’s shareholders and has accordingly adopted these policies and procedures on behalf of each Fund.

ii. DIRECTION TO CUSTODIAN

          The Trust has directed Wells Fargo Bank, N.A. (the “Custodian”), as custodian of the assets of each Fund, to vote proxies on behalf of the Funds according to the proxy voting policies and procedures expressly adopted by the Board of Trustees. The Custodian has been further directed to solicit and vote in accordance with the direction of the Trust on any proxy issue not clearly addressed by the proxy voting policies and procedures. The Custodian utilizes Institutional Shareholder Services (“ISS”), a proxy voting agent, for voting proxies and proxy voting analysis and research.

iii. ADOPTION OF CUSTODIAN’S POLICIES

          The Board of Trustees adopts the Custodian’s proxy voting policies and procedures, which are attached as Exhibit A as the policies and procedures that will be used in respect of each Fund and accordingly, by the Custodian when exercising voting authority on behalf of the Trust.

iv. REVIEW OF PROXY VOTING POLICY AND PROCEDURES

          The Board of Trustees will review these policies and procedures (including the Custodian’s policies and procedures) on an annual basis and at such other times as it may determine.

v. RECORDKEEPING

          The Trust will maintain (or cause the Custodian or another service provider to maintain) all records and materials related to proxy voting decisions and the proxy voting process in accordance with applicable rules and regulations under the Investment Company Act of 1940, as amended.

vi. PROXY VOTING OVERSIGHT COMMITTEE

          A Proxy Voting Oversight Committee (“Committee”) shall be established for the purpose of resolving any issues associated with proxy solicitation process, conflicts of interests, or other matters that may require further review by the Trust. The Committee shall be comprised of Fund officers and other persons appropriately designated by the Board of Trustees. The Committee shall meet, as necessary, to consider recommendations regarding specific proxy proposals that may vary from approved guidelines used by the Custodian. Such recommendations must be adequately documented in writing and submitted to the Committee at least three days before the respective issuer’s shareholder meeting at which the proposal is scheduled to be considered. In the event that the Committee approves a proxy proposal that varies from the Custodian’s guidelines, the Committee shall take reasonable steps to communicate proxy voting instructions and direct the Custodian to vote accordingly.

EXHIBIT A

Tamarack Funds Proxy Voting Guidelines For 2008

Wells Fargo Bank will vote proxies relating to portfolio securities held in accounts at Wells Fargo Bank and whose voting authority has been delegated to Wells Fargo Bank in accordance with the following proxy voting guidelines. To the extent these guidelines do not address a proxy voting proposal and the proposal does not give rise to a material conflict of interest, Wells Fargo Bank will vote pursuant to ISS’ 2008 U.S. and International proxy voting guidelines.

Uncontested Election of Directors or Trustees

WFB will generally vote for all uncontested director or trustee nominees. The Nominating Committee is in the best position to select nominees who are available and capable of working well together to oversee management of the company. WFB will not require a performance test for directors.

FOR

WFB will generally vote for binding resolutions calling for directors to be elected with an affirmative majority of votes cast provided it does not conflict with state law where the company is incorporated. Resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than seats.

FOR

WFB will withhold votes for a director if the nominee fails to attend at least75% of the board and committee meetings without a valid excuse.	WITHHOLD

WFB will vote against routine election of directors if any of the following apply: company fails to disclose adequate information in a timely manner, serious issues with the finances, questionable transactions, conflicts of interest, record of abuses against minority shareholder interests, bundling of director elections, and/or egregious governance practices.

AGAINST

WFB will withhold votes from the entire board (except for new nominees) where the director(s) receive more than 50% withhold votes out of those cast and the issue that was the underlying cause of the high level of withhold votes has not been addressed.

WITHHOLD

WFB will withhold votes from audit committee members when a material weakness in the effectiveness of their internal controls rises to a level of serious concern, as indicated by disclosures required under Section 404 of the Sarbanes-Oxley Act.

WITHHOLD

WFB may withhold votes from compensation committee members who presided over options backdating. Factors considered will include motive, length of time of options backdating, size of restatement, corrective actions taken and adoption of grant policy prohibiting backdating.

CASE-BY-CASE

Ratification of Auditors

WFB will vote against auditors and withhold votes from audit committee members if non-audit fees are greater than audit fees, audit-related fees, and permitted tax fees, combined. WFB will follow the disclosure categories being proposed by the SEC in applying the above formula.

AGAINST/ WITHHOLD

With the above exception, WFB will generally vote for proposals to ratify auditors unless:	FOR

• an auditor has a financial interest in or association with the company, and is therefore not independent, or	AGAINST

• there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.	AGAINST

WFB will vote proposals to ratify a company’s auditors after considering terms of agreement, impact on shareholder rights, rationale for establishing the agreement, quality of disclosure and historical practices.

CASE-BY-CASE

WFB will vote against proposals that require auditors to attend annual meetings as auditors are regularly reviewed by the board audit committee, and such attendance is unnecessary.	AGAINST

WFB will consider shareholder proposals requiring companies to prohibit their auditors from engaging in non-audit services on a case-by-case basis (or cap level of non-audit services).	CASE-BY-CASE

WFB will vote for shareholder proposals requesting a shareholder vote for audit firm ratification.	FOR

WFB will vote against shareholder proposals asking for audit firm rotation. This practice is viewed as too disruptive and too costly to implement for the benefit achieved.	AGAINST

Company Name Change/Purpose

WFB will vote for proposals to change the company name as management and the board is best suited to determine if such change in company name is necessary.	FOR

However, where the name change is requested in connection with a reorganization of the company, the vote will be based on the merits of the reorganization.	CASE-BY-CASE

In addition, WFB will generally vote for proposals to amend the purpose of the company. Management is in the best position to know whether the description of what the company does is accurate, or whether it needs to be updated by deleting, adding or revising language.

FOR

Employee Stock Purchase Plans/401(k) Employee Benefit Plans

WFB will vote for proposals to adopt, amend or increase authorized shares for employee stock purchase plans and 401(k) plans for employees as properly structured plans enable employees to purchase common stock at a slight discount and thus own a beneficial interest in the company, provided that the total cost of the company’s plan is not above the allowable cap for the company.

FOR

Similarly, WFB will generally vote for proposals to adopt or amend thrift and savings plans, retirement plans, pension plans and profit plans.	FOR

Approve Other Business

WFB will generally vote for proposals to approve other business. This transfer of authority allows the corporation to take certain ministerial steps that may arise at the annual or special meeting.	FOR

However, WFB retains the discretion to vote against such proposals if adequate information is not provided in the proxy statement, or the measures are significant and no further approval from shareholders is sought.

AGAINST

Independent Board Chairman

WFB will vote against proposals requiring that the positions of chairman and CEO be held separately.	AGAINST

WFB would prefer to see the chairman and chief executive positions be held by different individuals. However, separation of the two positions may not be in shareholders’ best interests if the company has a limited roster of executive officers, or a recently organized company may need to combine these positions temporarily. It should also be noted that we support independence and would support a lead independent director. However, separating the chairman and CEO in most companies would be too disruptive to the company.

Independent Board of Directors/Board Committees

WFB will vote for proposals requiring that two-thirds of the board be independent directors. An independent board faces fewer conflicts and is best prepared to protect stockholders’ interests.	FOR

WFB will withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.	WITHHOLD

WFB will withhold votes from compensation committee members where there is a pay-for-performance disconnect (for Russell 3000 companies).	WITHHOLD

WFB will vote for proposals requesting that the board audit, compensation and/or nominating committees be composed of independent directors, only. Committees should be composed entirely of independent directors in order to avoid conflicts of interest.

FOR

WFB will withhold votes from any insiders or affiliated outsiders on audit, compensation or nominating committees. WFB will withhold votes from any insiders or affiliated outsiders on the board if any of these key committees has not been established. Also withhold votes where the board attests that the ‘independent directors serve the function of a nominating committee.

WITHHOLD

WFB will vote against proposals from shareholders requesting an independent compensation consultant.	AGAINST

Minimum Stock Requirements by Directors

WFB will vote against proposals requiring directors to own a minimum number of shares of company stock in order to qualify as a director, or to remain on the board. Minimum stock ownership requirements can impose an across-the-board requirement that could prevent qualified individuals from serving as directors.

AGAINST

Indemnification and Liability Provisions for Directors and Officers

WFB will vote for proposals to allow indemnification of directors and officers, when the actions taken were on behalf of the company and no criminal violations occurred. WFB will also vote in favor of proposals to purchase liability insurance covering liability in connection with those actions. Not allowing companies to indemnify directors and officers to the degree possible under the law would limit the ability of the company to attract qualified individuals.

FOR

Alternatively, WFB will vote against indemnity proposals that are overly broad. For example, WFB will oppose proposals to indemnify directors for acts going beyond mere carelessness, such as gross negligence, acts taken in bad faith, acts not otherwise allowed by state law or more serious violations of fiduciary obligations.

AGAINST

Nominee Statement in the Proxy

WFB will vote against proposals that require board nominees to have a statement of candidacy in the proxy, since the proxy statement already provides adequate information pertaining to the election of directors.

AGAINST

Limitation on Number of Boards a Director May Sit On

WFB will withhold votes from non-CEO directors who sit on more than six boards. WFB does not have a restriction on the number of boards a CEO sits on.	WITHHOLD

Director Tenure/Retirement Age

WFB will vote against proposals to limit the tenure or retirement age of directors as such limitations based on an arbitrary number could prevent qualified individuals from serving as directors. However, WFB is in favor of inserting cautionary language when the average director tenure on the board exceeds 15 years for the entire board.

AGAINST

Board Powers/Procedures/Qualifications

WFB will consider on a case-by-case basis proposals to amend the corporation’s By-laws so that the Board of Directors shall have the power, without the assent or vote of the shareholders, to make, alter, amend, or rescind the By-laws, fix the amount to be reserved as working capital, and fix the number of directors and what number shall constitute a quorum of the Board. In determining these issues, WFB will rely on the proxy voting Guidelines.

CASE-BY-CASE

Loans to Officers

WFB will consider on a case-by-case basis proposals to authorize the corporation to make loans or to guarantee the obligations of officers of the corporation or any of its affiliates.	CASE-BY-CASE

Adjourn Meeting to Solicit Additional Votes

WFB will examine proposals to adjourn the meeting to solicit additional votes on a case-by-case basis. As additional solicitation may be costly and could result in coercive pressure on shareholders, WFB will consider the nature of the proposal and its vote recommendations for the scheduled meeting.

CASE-BY-CASE

WFB will vote for this item when:

WFB is supportive of the underlying merger proposal; the company provides a sufficient, compelling reason to support the adjournment proposal; and the authority is limited to adjournment proposals requesting the authority to adjourn solely to solicit proxies to approve a transaction the WFB supports.

FOR

Contested Election of Directors or Trustees Reimbursement of Solicitation Expenses

WFB will consider contested elections on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management’s track record; background of the proxy contest; qualifications of director or trustee nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

CASE-BY-CASE

In addition, decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis as proxy contests are governed by a mix of federal regulation, state law, and corporate charter and bylaw provisions.

CASE-BY-CASE

Board Structure: Staggered vs. Annual Elections

WFB will consider the issue of classified boards on a case-by-case basis. In some cases, the division of the board into classes, elected for staggered terms, can entrench the incumbent management and make them less responsive to shareholder concerns. On the other hand, in some cases, staggered elections may provide for the continuity of experienced directors on the Board.

CASE-BY-CASE

Removal of Directors

WFB will consider on a case-by-case basis proposals to eliminate shareholders’ rights to remove directors with or without cause or only with approval of two-thirds or more of the shares entitled to vote.

CASE-BY-CASE

However, a requirement that a 75% or greater vote be obtained for removal of directors is abusive and will warrant a vote against the proposal.	AGAINST

Board Vacancies

WFB will vote against proposals that allow the board to fill vacancies without shareholder approval as these authorizations run contrary to basic shareholders’ rights.	AGAINST

Alternatively, WFB will vote for proposals that permit shareholders to elect directors to fill board vacancies.	FOR

Cumulative Voting

WFB will vote on proposals to permit or eliminate cumulative voting on a case-by-case basis based upon the existence of a counter balancing governance structure and company performance, in accordance with its proxy voting guideline philosophy. However, if the board is elected annually we will not support cumulative voting.

CASE-BY-CASE

Shareholders’ Right To Call A Special Meeting Shareholder Ability to Act by Written Consent

Proposals providing that stockholder action may be taken only at an annual or special meeting of stockholder and not by written consent, or increasing the shareholder vote necessary to call a special meeting, will be voted on a case by case basis in accordance with the proxy voting guidelines.

CASE-BY-CASE

Board Size

WFB will vote for proposals that seek to fix the size of the board, as the ability for management to increase or decrease the size of the board in the face of a proxy contest may be used as a takeover defense.

FOR

However, if the company has cumulative voting, downsizing the board may decrease a minority shareholder’s chances of electing a director.	AGAINST

By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board. Fixing the size of the board also prevents a reduction in the board size as a means to oust independent directors or those who cause friction within an otherwise homogenous board.

Shareholder Rights Plan (Poison Pills)

WFB will generally vote for proposals that request a company to submit its poison pill for shareholder ratification.	FOR

WFB will withhold votes from all directors (except for new nominees) if the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and does not have a requirement or does not commit to put the pill to shareholder vote within 12 months. In addition, WFB will withhold votes on all directors at any company that responds to the majority of the shareholders voting by putting the poison pill to a shareholder vote with a recommendation other than to eliminate the pill.

WITHHOLD

Alternatively, WFB will analyze proposals to redeem a company’s poison pill, or requesting the ratification of a poison pill on a case-by-case basis.	CASE-BY-CASE

Poison pills are one of the most potent anti-takeover measures and are generally adopted by boards without shareholder approval. These plans harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board.

Fair Price Provisions

WFB will consider fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed mechanism, the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

CASE-BY-CASE

WFB will vote against fair price provisions with shareholder vote requirements of 75% or more of disinterested shares.	AGAINST

Greenmail

WFB will generally vote in favor of proposals limiting the corporation’s authority to purchase shares of common stock (or other outstanding securities) from a holder of a stated interest (5% or more) at a premium unless the same offer is made to all shareholders. These are known as “anti-greenmail” provisions. Greenmail discriminates against rank-and-file shareholders and may have an adverse effect on corporate image.

FOR

If the proposal is bundled with other charter or bylaw amendments, WFB will analyze such proposals on a case-by-case basis. In addition, WFB will analyze restructurings that involve the payment of pale greenmail on a case-by-case basis.

CASE-BY-CASE

Voting Rights

WFB will vote for proposals that seek to maintain or convert to a one-share, one-vote capital structure as such a principle ensures that management is accountable to all the company’s owners.	FOR

Alternatively, WFB will vote against any proposals to cap the number of votes a shareholder is entitled to. Any measure that places a ceiling on voting may entrench management and lessen its interest in maximizing shareholder value.

AGAINST

Dual Class/Multiple-Voting Stock

WFB will vote against proposals that authorize, amend or increase dual class or multiple-voting stock which may be used in exchanges or recapitalizations. Dual class or multiple-voting stock carry unequal voting rights, which differ from those of the broadly traded class of common stock.

AGAINST

Alternatively, WFB will vote for the elimination of dual class or multiple-voting stock, which carry different rights than the common stock.	FOR

For foreign corporations, WFB will vote for proposals that create preference shares, provided the loss of voting rights is adequately compensated with a higher dividend and the total amount of preference share capital is not greater than 50% of the total outstanding. Preference shares are a common and legitimate form of corporate financing and can enhance shareholder value.

FOR

Supermajority Vote Provisions

WFB will generally consider on a case-by-case basis proposals to increase the shareholder vote necessary to approve mergers, acquisitions, sales of assets etc. and to amend the corporation’s charter or by-laws. The factors considered are those specified in the proxy guidelines.

CASE-BY-CASE

However, a supermajority requirement of 75% or more is abusive and WFB will vote against proposals that provide for them.	AGAINST

Supermajority vote provisions require voting approval in excess of a simple majority of the outstanding shares for a proposal. Companies may include supermajority lock-in provisions, which occur when changes are made to a corporation’s governing documents, and once approved, a supermajority vote is required to amend or repeal the changes.

Confidential Voting

WFB will vote for proposals to adopt confidential voting.	FOR

Vote Tabulations

WFB will vote against proposals asking corporations to refrain from counting abstentions and broker non-votes in their vote tabulations and to eliminate the company’s discretion to vote unmarked proxy ballots. Vote counting procedures are determined by a number of different standards, including state law, the federal proxy rules, internal corporate policies, and mandates of the various stock exchanges.

AGAINST

Specifically in Japan, WFB will vote against management proposals amending their articles to relax their quorum requirement for special resolutions (including mergers, article amendments, and option plans) from one-half to one-third of issued capital (although such resolutions would still require two-thirds majority of votes cast).

AGAINST

Equal Access to the Proxy

WFB will evaluate Shareholder proposals requiring companies to give shareholders access to the proxy ballot for the purpose of nominating board members, on a case-by-case basis taking into account the ownership threshold proposed in the resolution and the proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.

CASE-BY-CASE

Annual Meetings

WFB will vote for proposals to amend procedures or change date or location of the annual meeting. Decisions as to procedures, dates or locations of meetings are best placed with management.	FOR

Alternatively, WFB will vote against proposals from shareholders calling for a change in the location or date of annual meetings as no date or location proposed will be acceptable to all shareholders.	AGAINST

WFB will generally vote in favor of proposals to reduce the quorum necessary for shareholders’ meetings, subject to a minimum of a simple majority of the company’s outstanding voting shares.	FOR

Shareholder Advisory Committees/Independent Inspectors

WFB will vote against proposals seeking to establish shareholder advisory committees or independent inspectors. The existence of such bodies dilutes the responsibility of the board for managing the affairs of the corporation.

AGAINST

Technical Amendments to the Charter of Bylaws

WFB will generally vote in favor of charter and bylaw amendments proposed solely to conform with modern business practices, for simplification, or to comply with what management’s counsel interprets as applicable law.

FOR

However, amendments that have a material effect on shareholder’s rights will be considered on a case-by-case basis.	CASE-BY-CASE

Bundled Proposals

WFB will vote for bundled or “conditional” proxy proposals on a case-by-case basis, as WFB will examine the benefits and costs of the packaged items, and determine if the effect of the conditioned items are in the best interests of shareholders.

CASE-BY-CASE

Common Stock Authorizations/Reverse Stock Splits/Forward Stock Splits

WFB will follow the ISS capital structure model in evaluating requested increases in authorized common stock. In addition, even if capital requests of less than or equal to 300% of outstanding shares fail the calculated allowable cap, WFB will evaluate the request on a case-by-case basis, potentially voting for the proposal based on the company’s performance and whether the company’s ongoing use of shares has shown prudence. Further, the company should identify what the stock increases are to be used for, i.e. a proposed stock split, issuance of shares for acquisitions, or for general business purposes.

CASE-BY-CASE

Also to be considered is whether the purpose of the proposed increase is to strengthen takeover defenses, in which case WFB will vote against the proposal. Such increases give management too much power and are beyond what a company would normally need during the course of a year. They may also allow management to freely place the shares with an allied institution or set the terms and prices of the new shares.

AGAINST

For reverse stock splits, WFB will generally vote for proposals to implement the split provided the number of authorized common shares is reduced to a level that does not represent an unreasonably large increase in authorized but unissued shares. The failure to reduce authorized shares proportionally to any reverse split has potential adverse anti-takeover consequences. However, such circumstances may be warranted if delisting of the company’s stock is imminent and would result in greater harm to shareholders than the excessive share authorization.

FOR

WFB will evaluate “Going Dark” transactions, which allow listed companies to de-list and terminate the registration of their common stock on a case-by-case basis, determining whether the transaction enhances shareholder value.

CASE-BY-CASE

WFB will generally vote in favor of forward stock splits.	FOR

Dividends

WFB will vote for management proposals to allocate income and set dividends.	FOR

WFB will also vote for proposals that authorize a dividend reinvestment program as it allows investors to receive additional stock in lieu of a cash dividend.	FOR

However, if a proposal for a special bonus dividend is made that specifically rewards a certain class of shareholders over another, WFB will vote against the proposal.	AGAINST

WFB will also vote against proposals from shareholders requesting management to redistribute profits or restructure investments. Management is best placed to determine how to allocate corporate earnings or set dividends.

AGAINST

In addition, WFB will vote for proposals to set director fees.	FOR

Reduce the Par Value of the Common Stock

WFB will vote for proposals to reduce the par value of common stock.	FOR

Preferred Stock Authorization

WFB will generally vote for proposals to create preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, or where the stock may be used to consummate beneficial acquisitions, combinations or financings.

FOR

Alternatively, WFB will vote against proposals to authorize or issue preferred stock if the board has asked for the unlimited right to set the terms and conditions for the stock and may issue it for anti-takeover purposes without shareholder approval (blank check preferred stock).

AGAINST

In addition, WFB will vote against proposals to issue preferred stock if the shares to be used have voting rights greater than those available to other shareholders.	AGAINST

WFB will vote for proposals to require shareholder approval of blank check preferred stock issues for other than general corporate purposes (white squire placements).	FOR

Finally, WFB will consider on a case-by-case basis proposals to modify the rights of preferred shareholders and to increase or decrease the dividend rate of preferred stock.	CASE-BY-CASE

Reclassification of Shares

WFB will consider proposals to reclassify a specified class or series of shares on a case-by-case basis.	CASE-BY-CASE

Preemptive Rights

WFB will generally vote for proposals to eliminate preemptive rights. Preemptive rights are unnecessary to protect shareholder interests due to the size of most modern companies, the number of investors and the liquidity of trading.

FOR

Share Repurchase Plans

WFB will vote for share repurchase plans, unless:	FOR

• there is clear evidence of past abuse of the authority; or	AGAINST

• the plan contains no safeguards against selective buy-backs.	AGAINST

Corporate stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

Executive and Director Compensation Plans

WFB will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value. Such proposals may seek shareholder approval to adopt a new plan, or to increase shares reserved for an existing plan.

CASE-BY-CASE

WFB will review the potential cost and dilutive effect of the plan. After determining how much the plan will cost, ISS (Institutional Shareholder Services) evaluates whether the cost is reasonable by comparing the cost to an allowable cap. The allowable cap is industry-specific, market cap-base, and pegged to the average amount paid by companies performing in the top quartile of their peer groups. If the proposed cost is below the allowable cap, WFB will vote for the plan. ISS will also apply a pay for performance overlay in assessing equity-based compensation plans for Russell 3000 companies.

FOR

If the proposed cost is above the allowable cap, WFB will vote against the plan.	AGAINST

Among the plan features that may result in a vote against the plan are:

• plan administrators are given the authority to reprice or replace underwater options; repricing guidelines will conform to changes in the NYSE and NASDAQ listing rules.	AGAINST

WFB will vote against equity plans that have high average three-year burn rate. (The burn rate is calculated as the total number of stock awards and stock options granted any given year divided by the number of common shares outstanding.) WFB will define a high average three-year burn rate as the following: The company’s most recent three-year burn rate exceeds one standard deviation of its four-digit GICS peer group segmented by Russell 3000 index and non-Russell 3000 index; and the company’s most recent three-year burn rate exceeds 2% of common shares outstanding. For companies that grant both full value awards and stock options to their employees, WFB shall apply a premium on full value awards for the past three fiscal years.

AGAINST

Even if the equity plan fails the above burn rate, WFB will vote for the plan if the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation. If the company fails to fulfill its burn rate commitment, WFB will consider withholding from the members of the compensation committee.

FOR

WFB will calculate a higher award value for awards that have Dividend Equivalent Rights (DER’s) associated with them.	CASE-BY-CASE

WFB will generally vote for shareholder proposals requiring performance-based stock options unless the proposal is overly restrictive or the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

CASE-BY-CASE

WFB will vote for shareholder proposals asking the company to expense stock options, as a result of the FASB final rule on expensing stock options.	FOR

WFB will generally vote for shareholder proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation.	FOR

WFB will withhold votes from compensation committee members if they fail to submit one-time transferable stock options (TSO’s) to shareholders for approval.	WITHHOLD

WFB will generally vote for TSO awards within a new equity plan if the total cost of the equity plan is less than the company’s allowable cap.	FOR

WFB will generally vote against shareholder proposals to ban future stock option grants to executives. This may be supportable in extreme cases where a company is a serial repricer, has a huge overhang, or has a highly dilutive, broad-based (non-approved) plans and is not acting to correct the situation.

AGAINST

WFB will evaluate shareholder proposals asking companies to adopt holding periods for their executives on a case-by-case basis taking into consideration the company’s current holding period or officer share ownership requirements, as well as actual officer stock ownership in the company.

CASE-BY-CASE

For certain OBRA-related proposals, WFB will vote for plan provisions that (a) place a cap on annual grants or amend administrative features, and (b) add performance criteria to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.

CASE-BY-CASE

In addition, director compensation plans may also include stock plans that provide directors with the option of taking all or a portion of their cash compensation in the form of stock. WFB will consider these plans based on their voting power dilution.

CASE-BY-CASE

WFB will generally vote for retirement plans for directors.	FOR

WFB will evaluate compensation proposals (Tax Havens) requesting share option schemes or amending an existing share option scheme on a case-by-case basis.	CASE-BY-CASE

Stock options align management interests with those of shareholders by motivating executives to maintain stock price appreciation. Stock options, however, may harm shareholders by diluting each owner’s interest. In addition, exercising options can shift the balance of voting power by increasing executive ownership.

Bonus Plans

WFB will vote for proposals to adopt annual or long-term cash or cash-and-stock bonus plans on a case-by-case basis. These plans enable companies qualify for a tax deduction under the provisions of Section 162(m) of the IRC. Payouts under these plans may either be in cash or stock and are usually tied to the attainment of certain financial or other performance goals. WFB will consider whether the plan is comparable to plans adopted by companies of similar size in the company’s industry and whether it is justified by the company’s performance.

FOR

Deferred Compensation Plans

WFB will generally vote for proposals to adopt or amend deferred compensation plans as they allow the compensation committee to tailor the plan to the needs of the executives or board of directors, unless

• the proposal is embedded in an executive or director compensation plan that is contrary to guidelines	FOR

Disclosure on Executive or Director Compensation
Cap or Restrict Executive or Director Compensation

WFB will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits.	FOR

WFB will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

FOR

WFB will generally vote against proposals that (a) seek additional disclosure of information on executive or director’s pay, or (b) seek to limit executive and director pay.	AGAINST

Golden and Tin Parachutes
WFB will vote for proposals that seek shareholder ratification of golden or tin parachutes as shareholders should have the opportunity to approve or disapprove of these severance agreements.	FOR

Alternatively, WFB will examine on a case-by-case basis proposals that seek to ratify or cancel golden or tin parachutes. Effective parachutes may encourage management to consider takeover bids more fully and may also enhance employee morale and productivity. Among the arrangements that will be considered on their merits are:

CASE-BY-CASE

• arrangements guaranteeing key employees continuation of base salary for more than three years or lump sum payment of more than three times base salary plus retirement benefits;

• guarantees of benefits if a key employee voluntarily terminates;

• guarantees of benefits to employees lower than very senior management; and

• indemnification of liability for excise taxes.

By contrast, WFB will vote against proposals that would guarantee benefits in a management-led buyout.	AGAINST

Reincorporation

WFB will evaluate a change in a company’s state of incorporation on a case-by-case basis. WFB will analyze the valid reasons for the proposed move, including restructuring efforts, merger agreements, and tax or incorporation fee savings. WFB will also analyze proposed changes to the company charter and differences between the states’ corporate governance laws.

CASE-BY-CASE

States have adopted various statutes intended to encourage companies to incorporate in the state. These may include state takeover statutes, control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, and disgorgement provisions. WFB will examine reincorporations on a case-by-case in light of these statutes and in light of the corporate governance features the company has adopted to determine whether the reincorporation is in shareholders’ best interests.

CASE-BY-CASE

In addition, WFB will also examine poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions in the context of a state’s corporate governance laws on a case-by-case basis.

CASE-BY-CASE

WFB will evaluate shareholder proposals requiring offshore companies to reincorporate into the United States on a case-by-case basis.	CASE-BY-CASE

Reincorporation proposals may have considerable implications for shareholders, affecting the company’s takeover defenses and possibly its corporate structure and rules of governance.

Stakeholder Laws
WFB will vote against resolutions that would allow the Board to consider stakeholder interests (local communities, employees, suppliers, creditors, etc.) when faced with a takeover offer.		AGAINST

Similarly, WFB will vote for proposals to opt out of stakeholder laws, which permit directors, when taking action, to weight the interests of constituencies other than shareholders in the process of corporate decision-making. Such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.

FOR

Mergers/Acquisitions and Corporate Restructurings

WFB will consider proposals on mergers and acquisitions on a case-by-case basis. WFB will determine if the transaction is in the best economic interests of the shareholders. WFB will take into account the following factors:

CASE-BY-CASE

•	anticipated financial and operating benefits;

•	offer price (cost versus premium);

•	prospects for the combined companies;

•	how the deal was negotiated;

•	changes in corporate governance and their impact on shareholder rights.

In addition, WFB will also consider whether current shareholders would control a minority of the combined company’s outstanding voting power, and whether a reputable financial advisor was retained in order to ensure the protection of shareholders’ interests.

CASE-BY-CASE

On all other business transactions, i.e. corporate restructuring, spin-offs, asset sales, liquidations, and restructurings, WFB will analyze such proposals on a case-by-case basis and utilize the majority of the above factors in determining what is in the best interests of shareholders. Specifically, for liquidations, the cost versus premium factor may not be applicable, but WFB may also review the compensation plan for executives managing the liquidation,

CASE-BY-CASE

Appraisal Rights

WFB will vote for proposals to restore, or provide shareholders with rights of appraisal.

Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions (such as mergers) the right to demand a judicial review in order to determine the fair value of their shares.

FOR

Mutual Fund Proxies

WFB will vote mutual fund proxies as recommended by management.
Proposals may include, and are not limited to, the following issues:

•	eliminating the need for annual meetings of mutual fund shareholders;

•	entering into or extending investment advisory agreements and management contracts;

•	permitting securities lending and participation in repurchase agreements;

•	changing fees and expenses; and	FOR

•	changing investment policies.

An investment advisory agreement is an agreement between a mutual fund and its financial advisor under which the financial advisor provides investment advice to the fund in return for a fee based on the fund’s net asset size. Most agreements require that the particular fund pay the advisor a fee constituting a small percentage of the fund’s average net daily assets. In exchange for this consideration, the investment advisor manages the fund’s account, furnishes investment advice, and provides office space and facilities to the fund. A new investment advisory agreement may be necessitated by the merger of the advisor or the advisor’s corporate parent.

Fundamental investment restrictions are limitations within a fund’s articles of incorporation that limit the investment practices of the particular fund. As fundamental, such restrictions may only be amended or eliminated with shareholder approval. Non-fundamental investment restrictions may be altered by action of the board of trustees.

Distribution agreements are agreements authorized by guidelines established under the Investment Company Act of 1940 and, in particular, Rule 12b-1 thereunder, between a fund and its distributor, which provide that the distributor is paid a monthly fee to promote the sale of the fund’s shares.

Reorganizations of funds may include the issuance of shares for an acquisition of a fund, or the merger of one fund into another for purposes of consolidation.

The mutual fund industry is one of the most highly regulated industries, as it is subject to: individual state law under which the company is formed; the federal Securities Act of 1933; the federal Securities Exchange Act of 1934; and the federal Investment Company Act of 1940.

PART C

OTHER INFORMATION

Item 23.	Exhibits

(a)	(1)	Agreement and Declaration of Trust dated December 16, 2003. (1)

	(2)	Instrument Memorializing Resolutions of the Board of Trustees. (3)

(b)	By-Laws, effective as of January 13, 2004. (2)

(c)

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Agreement and Declaration of Trust dated December 16, 2003. See Article II, “Meetings of Shareholders,” of the Registrant’s By-Laws, effective January 13, 2004.

(d)

(1)

Master Investment Advisory Contract dated April 16, 2004, Amended as of December 7, 2007, between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack SMID Cap Growth Fund and Tamarack Quality Fixed Income Fund and Investment Advisory Contract Supplements dated April 16, 2004, on behalf of each of Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack SMID Cap Growth Fund and Tamarack Quality Fixed Income Fund. (6)

	(2)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Enterprise Fund. (6)

	(3)	Investment Advisory Agreement dated April 16, 2004, Amended as of December 7, 2007 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Small Cap Core Fund. (6)

	(4)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Microcap Value Fund. (6)

	(5)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Value Fund. (6)

	(6)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Tax-Free Income Fund. (6)

(7)

Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund. (6)

	(8)	Investment Advisory Agreement dated August 31, 2006 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Treasury Plus Money Market Fund. (6)

	(9)	Investment Advisory Agreement dated March 1, 2008 between the Registrant and Voyageur Asset Management Inc. with respect to RBC Tamarack Prime Money Market

Fund, RBC Tamarack U.S. Government Money Market Fund and RBC Tamarack Tax-Free Money Market Fund. (7)

(10)

Master Investment Advisory Contract dated April 16, 2004, amended as of _____, 2008, between the Registrant and Voyageur Asset Management Inc. with respect to Access Capital Community Investment Fund. (filed herewith)

	(11)	Investment Advisory Contract Supplement effective _____, 2008, between the Registrant and Voyageur Asset Management Inc. with respect to Access Capital Community Investment Fund. (filed herewith)

(e)	(1)

Distribution Agreement dated April 16, 2004, Amended as of December 7, 2007, between the Trust and Tamarack Distributors Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack SMID Cap Growth Fund, Tamarack Enterprise Fund, Tamarack Small Cap Core Fund, Tamarack Microcap Value Fund, Tamarack Value Fund, Tamarack Quality Fixed Income Fund and Tamarack Tax-Free Income Fund. (6)

(2)

Distribution Agreement dated April 16, 2004 between the Trust and RBC Dain Rauscher Inc. with respect to Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund. (6)

	(3)	Distribution Agreement dated August 31, 2006 between the Trust and Tamarack Distributors Inc. with respect to Tamarack Treasury Plus Money Market Fund. (6)

(4)

Distribution Agreement dated April 16, 2004, as amended December 7, 2007, between the Trust and RBC Dain Rauscher Inc. with respect to RBC Tamarack Prime Money Market Fund, RBC Tamarack U.S. Government Money Market Fund and RBC Tamarack Tax-Free Money Market Fund. (7)

	(5)	Distribution Agreement dated April 16, 2004, amended as of March 7, 2008, between the Trust and RBC Dain Rauscher Inc. with respect to Access Capital Community Investment Fund. (filed herewith)

(f)	Not applicable.

(g)	(1)	Custody Agreement dated April 16, 2004 between the Trust and Wells Fargo Bank, N.A. (6)

	(2)	Annex with respect to Tamarack Treasury Plus Money Market Fund dated August 31, 2006 to Custody Agreement dated April 16, 2004 between the Trust and Wells Fargo Bank, N.A. (6)

(3)

Annex dated December 7, 2007 to Custody Agreement between Tamarack Funds Trust and Wells Fargo Bank, N.A. dated August 19, 2004 with respect to RBC Dain Prime Money Market Fund, RBC Dain U.S. Government Money Market Fund and RBC Dain Tax-Free Money Market Fund. (7)

	(4)	Annex B dated ______, 2008 to Custody Agreement between Tamarack Funds Trust and Wells Fargo Bank, N.A. dated August 19, 2004 with respect to Access Capital Community Investment Fund. (filed herewith)

(h)	Other Material Contracts

(1)

Administrative Services Agreement dated April 16, 2004, Amended as of December 7, 2007 between the Trust and Voyageur Asset Management Inc. with respect to Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund. (6)

(2)

Administrative Services Agreement dated April 16, 2004, Amended as of December 7, 2007, between the Trust and Voyageur Asset Management Inc. with respect to Tamarack Tax-Free Income Fund, Tamarack Enterprise Fund, Tamarack Small Cap Core Fund, Tamarack Value Fund, Tamarack Microcap Value Fund, Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack SMID Cap Growth Fund and Tamarack Quality Fixed Income Fund. (6)

(3)	Administrative Services Agreement dated August 31, 2006 between the Trust and Voyageur Asset Management Inc. with respect to Tamarack Treasury Plus Money Market Fund. (6)

(4)	(A)	Administration and Accounting Services Agreement between PFPC Inc. and Tamarack Funds Trust dated October 5, 2007. (7)

(B)

Exhibit A to Administration and Accounting Services Agreement between PFPC Inc. and Tamarack Funds Trust, Amended as of December 7, 2007, with respect to RBC Tamarack Prime Money Market Fund, RBC Tamarack U.S. Government Money Market Fund and RBC Tamarack Tax-Free Money Market Fund. (7)

(C)

Amended and Restated Exhibit A, as of March 7, 2008, to Administration and Accounting Services Agreement between PFPC Inc. and Tamarack Funds Trust dated October 5, 2007, with respect to Access Capital Community Investment Fund. (filed herewith)

(5)	(A)	Transfer Agency and Service Agreement between Babson Funds, J&B Funds, Investors Mark Series Funds and National Financial Data Services, Inc. dated May 30, 2003. (6)

(B)

Amendment dated April 16, 2004 to the Transfer Agency and Service Agreement between Babson Funds, J&B Funds, Investors Mark Series Funds and National Financial Data Services, Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack SMID Cap Growth Fund, Tamarack Enterprise Fund, Tamarack Small Cap Core Fund, Tamarack Microcap Value Fund, Tamarack Value Fund, Tamarack Quality Fixed Income Fund, Institutional Prime Money Market Fund, Tamarack Treasury Plus Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund, Tamarack Institutional Tax-Free Money Market Fund and Tamarack Tax-Free Income Fund. (6)

(C)

Schedule A to the Transfer Agency and Service Agreement, as amended December 7, 2007, between the Trust and National Financial Data Services, Inc. with respect to RBC Tamarack Prime Money Market Fund, RBC Tamarack U.S. Government Money Market Fund and RBC Tamarack Tax-Free Money Market Fund. (7)

(6)

Expense Limitation Agreement effective February 1, 2007 – Tamarack Large Cap Growth Fund, Tamarack SMID Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Micro Cap Value Fund, Tamarack Enterprise Fund, Tamarack Small Cap Core Fund, and Tamarack Value Fund. (6)

	(7)	Expense Limitation Agreement effective February 1, 2007 – Tamarack Quality Fixed Income Fund and Tamarack Tax-Free Income Fund. (6)

	(8)	Amended and Restated Expense Limitation Agreement effective February 1, 2007 – Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (6)

	(9)	Consulting Agreement dated November 1, 2007 between Voyageur Asset Management Inc. and Analytic Systems, Inc. with respect to Tamarack Microcap Value Fund. (8)

	(10)	Expense Limitation Agreement effective September 1, 2006 - Tamarack Treasury Plus Money Market Fund. (6)

	(11)	Shareholder Account Services Agreement dated April 7, 2005 between the Trust and RBC Dain Rauscher Inc. (6)

(12)

Administrative Services Agreement between the Trust and Voyageur Asset Management Inc. with respect to RBC Tamarack Prime Money Market Fund, RBC Tamarack U.S. Government Money Market Fund and RBC Tamarack Tax-Free Money Market Fund. (9)

(13)

Amended and Restated Expense Limitation Agreement effective March 1, 2008 between the Trust and Voyageur Asset Management Inc. with respect to RBC Tamarack Prime Money Market Fund, RBC Tamarack U.S. Government Money Market Fund and RBC Tamarack Tax-Free Money Market Fund. (7)

(14)

Shareholder Account and Distribution Services Agreement effective December 7, 2007 between the Trust and RBC Dain Rauscher Inc. with respect to RBC Tamarack Prime Money Market Fund, RBC Tamarack U.S. Government Money Market Fund and RBC Tamarack Tax-Free Money Market Fund. (7)

(15)

Administrative Services Agreement effective August 31, 2006, between the Trust and Voyageur Asset Management Inc., as amended March 7, 2008, with respect to Access Capital Community Investment Fund. (filed herewith)

(16)

Expense Limitation Agreement effective February 1, 2007, between the Trust and Voyageur Asset Management Inc., amended as of March 7, 2008, with respect to Tamarack Quality Fixed Income Fund, Tamarack Tax-Free Income Fund and Access Capital Community Investment Fund. (filed herewith)

	(17)	Transfer Agent Agreement between the Trust and _____ with respect to Access Capital Community Investment Fund. (9)

(i)	Opinion and Consent of Counsel. (9)

(j)	Other Opinions

	(1)	Consent of independent registered public accounting firm. (9)

	(2)	Not applicable.

	(3)	Not applicable.

(4)

Power of Attorney for T. Geron Bell, Lucy Hancock Bode, Leslie H. Garner, Jr., Ronald James, John A. MacDonald, H. David Rybolt, James R. Seward, William B. Taylor and Erik R. Preus dated December 7, 2007. (7)

(k)	Not applicable.

(1)	Not applicable.

(m)	(1)

Amended and Restated Master Distribution Plan and Distribution Plan and supplements dated December 7, 2007 for Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack SMID Cap Growth Fund, Tamarack Enterprise Fund, Tamarack Small Cap Core Fund, Tamarack Microcap Value Fund, Tamarack Value Fund, Tamarack Quality Fixed Income Fund and Tamarack Tax-Free Income Fund. (6)

	(2)	Form of Dealer and Selling Group Agreement. (4)

(3)

Shareholder Account and Distribution Services Plan dated March 1, 2008 on behalf of RBC Tamarack Prime Money Market Fund, RBC Tamarack U.S. Government Money Market Fund and RBC Tamarack Tax-Free Money Market Fund. (7)

(n)	(i)	Plan Pursuant to Rule 18f-3 dated March 10, 2004. (2)

(ii)

Multi-Class Plan Pursuant to Role 18f-3 dated March 1, 2008 on behalf of RBC Tamarack Prime Money Market Fund, RBC Tamarck U.S. Government Money Market Fund and RBC Tamarack Tax-Free Money Market Fund. (7)

(o)	Reserved.

(p)	Codes of Ethics

	(1)	Amended Code of Ethics of the Trust. (7)

	(2)	Amended Code of Ethics of Voyageur Asset Management Inc. (8)

	(3)	Amended Code of Ethics of Tamarack Distributors Inc. (7)

(1)	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-lA filed with the Commission on January 16, 2004.

(2)	Incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the Commission on April 13, 2004.

(3)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the Commission on September 30, 2004.

(4)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-lA filed with the Commission on January 27, 2006.

(5)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed with the Commission on August 31, 2006.

(6)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-lA filed with the Commission on January 26, 2007.

(7)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed with the Commission on December 19, 2007.

(8)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2008.

(9)	To be filed by Amendment.

Item 24.	Persons Controlled By or Under Common Control with the Registrant

None.

Item 25.	Indemnification

The Agreement and Declaration of Trust of the Registrant, Article VII, Section 2, provides the following:

          (a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act (12 Del. C.ss.ss. 3801 et seq.), as amended from time to time, (“DSTA”), the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the trust property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

The By-Laws of the Registrant, Article VI, Section 6.02, provides the following:

Subject to the exceptions and limitations contained in Section 6.04 of this Article VI, the Trust shall indemnify its Trustees and officers to the fullest extent permitted by state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Trust may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by this Article VI shall continue as to a person who has ceased to be a Trustee or officer of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of the Advisor

Voyageur Asst Management Inc., the investment adviser to each series of the Trust, is a registered investment adviser.

Information as to the directors and officers of Voyageur Asset Management Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Voyageur Asset Management Inc. in the last two years, is included in its application for registration as an investment adviser on Form ADV (IARD/CRD No. 104717; SEC File No. 801-42) filed with the SEC under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 27.	Principal Underwriters

          (a) (1) Tamarack Distributors Inc., is principal underwriter for Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack SMID Cap Growth Fund, Tamarack Enterprise Fund, Tamarack Small Cap Core Fund, Tamarack Microcap Value Fund, Tamarack Value Fund, Tamarack Quality Fixed Income Fund, Tamarack Tax-Free Income Fund and Tamarack Treasury Plus Money Market Fund.

          (a) (2) RBC Dain Rauscher Inc. is principal underwriter for Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund. As of the date of this filing, RBC Dain Rauscher Inc. does not serve as a principal underwriter to any other registered investment companies.

          (b) (1) The following information is provided with respect to each director, officer or partner of Tamarack Distributors Inc. The principal business address of each is 100 South Fifth Street, Suite 2300, Minneapolis, MN 55402, except as noted below.

Name	Positions and Offices with Tamarack Distributors Inc.	Positions and Offices with the Registrant

Erik R. Preus	President, Chief Executive Officer and Director	Interested Trustee

David P. Lux	Director	Chief Financial Officer

Mary E. Zimmer	Director	—
60 South Sixth Street
Minneapolis, Minnesota 55402

Deborah J. Kermeen	Chief Financial Officer and	—
Treasurer
60 South Six Street
Minneapolis, Minnesota 55402

Paul R. Yorston	Assistant Treasurer	—
60 South Sixth Street
Minneapolis, Minnesota 55402

Lisa D. Levey	Secretary	—
One Liberty Plaza, 165 Broadway
New York, New York 10006

Esther S. Hellwig	Assistant Secretary	—
One Liberty Plaza, 165 Broadway
New York, New York 10006

Martin Cramer	Vice President and Chief Compliance Officer	Vice President

          (b) (2) The principal business address of each director and officer of RBC Dain Rauscher Inc. is 60 South Sixth Street, Minneapolis, Minnesota 55402. The following information is provided with respect to each director, officer or partner of RBC Dain Rauscher Inc.:

Name	Positions and Offices with RBC Dain Rauscher Inc.	Positions and Offices with the Registrant

John G. Taft	President, Chief Executive Officer, Chairman and Director	—

Michael R. Kavanagh	Chief Operating Officer, Executive Vice President and Director	—

Joseph D. Fleming	Senior Vice President and Chief Compliance Officer	—

Lawrence C. Holtz	Executive Vice President and Director	—

Lisa D. Levey	Secretary	—

Esther S. Hellwig	Assistant Secretary	—

Deborah J. Kermeen	Senior Vice President and Treasurer	—

Paul R. Yorston	Vice President and Assistant Treasurer	—

Mary E. Zimmer	Executive Vice President and Director

          (c)     Not applicable.

Item 28.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of: (a) the Registrant; (b) the Investment Advisor; (c)-(d) the Principal Underwriters; (e) the Transfer Agent (f) the Fund Accounting Agent; and (g) the Custodian. The address of each is as follows:

(a)	Tamarack Funds Trust
100 South Fifth Street, Suite 2300
Minneapolis, MN 55402

(b)	Voyageur Asset Management Inc.
100 South Fifth Street, Suite 2300
Minneapolis, MN 55402

(c)	Tamarack Distributors Inc.
100 South Fifth Street, Suite 2300
Minneapolis, MN 55402

(d)	RBC Dain Rauscher Inc.
60 South Sixth Street
Minneapolis, Minnesota 55402

(e)	PFPC Inc.
760 Moore Road
Valley Forge, PA 19406

(f)	Wells Fargo Bank, N.A.
Wells Fargo Center
733 Marquette Avenue South
Minneapolis, MN 55479

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment number 16 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota, on the 2nd day of May, 2008.

TAMARACK FUNDS TRUST

By:	/s/ Erik Preus

Erik Preus
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Erik Preus	Date: May 2, 2008

Erik Preus President

/s/ David Lux	Date: May 2, 2008

David Lux Chief Financial Officer and Principal Accounting Officer

Trustees

*	*

T. Geron Bell	Lucy Hancock Bode

*	*

Leslie H. Garner, Jr.	Ronald James

*	*

Erik R. Preus	John A. MacDonald

*	*

H. David Rybolt	James R. Seward

*

William B. Taylor

*By:	/s/ David Lux	Date: May 2, 2008

David Lux, attorney-in-fact

INDEX OF EXHIBITS

Item 23	Exhibit

(d)(10)

Master Investment Advisory Contract dated April 16, 2004, amended as of _____, 2008, between the Registrant and Voyageur Asset Management Inc. with respect to Access Capital Community Investment Fund. (filed herewith)

(d)(11)	Investment Advisory Contract Supplement effective _____, 2008, between the Registrant and Voyageur Asset Management Inc. with respect to Access Capital Community Investment Fund. (filed herewith)

(e)(5)	Distribution Agreement dated April 16, 2004, amended as of March 7, 2008, between the Trust and RBC Dain Rauscher Inc. with respect to Access Capital Community Investment Fund. (filed herewith)

(g)(4)	Annex B dated ______, 2008 to Custody Agreement between Tamarack Funds Trust and Wells Fargo Bank, N.A. dated August 19, 2004 with respect to Access Capital Community Investment Fund. (filed herewith)

(h)(4)(C)

Amended and Restated Exhibit A, as of March 7, 2008, to Administration and Accounting Services Agreement between PFPC Inc. and Tamarack Funds Trust dated October 5, 2007, with respect to Access Capital Community Investment Fund. (filed herewith)

(h)(15)

Administrative Services Agreement effective August 31, 2006, between the Trust and Voyageur Asset Management Inc., as amended March 7, 2008, with respect to Access Capital Community Investment Fund. (filed herewith)

(h)(16)

Expense Limitation Agreement effective February 1, 2007, between the Trust and Voyageur Asset Management Inc., amended as of March 7, 2008, with respect to Tamarack Quality Fixed Income Fund, Tamarack Tax-Free Income Fund and Access Capital Community Investment Fund. (filed herewith)